JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited)

Investments	Principal Amount ($000)	Value ($000)
CORPORATE BONDS — 30.3%
Aerospace & Defense — 1.1%
Airbus Finance BV (France) 2.70%, 4/17/2023 (a)	3,267	3,395
Airbus SE (France)
3.15%, 4/10/2027 (a)	4,909	5,284
3.95%, 4/10/2047 (a)	1,046	1,132
BAE Systems Holdings, Inc. (United Kingdom) 3.80%, 10/7/2024 (a)	5,000	5,481
BAE Systems plc (United Kingdom)
1.90%, 2/15/2031 (a)	14,745	13,971
5.80%, 10/11/2041 (a)	2,500	3,394
3.00%, 9/15/2050 (a)	5,645	5,280
Boeing Co. (The)
1.17%, 2/4/2023	11,110	11,162
4.51%, 5/1/2023	39,141	41,808
1.95%, 2/1/2024	15,770	16,205
1.43%, 2/4/2024	36,715	36,846
4.88%, 5/1/2025	9,325	10,476
2.75%, 2/1/2026	15,605	16,251
2.20%, 2/4/2026	22,360	22,456
3.10%, 5/1/2026	9,560	10,171
5.04%, 5/1/2027	9,155	10,554
5.15%, 5/1/2030	14,590	17,078
3.60%, 5/1/2034	5,076	5,234
5.71%, 5/1/2040	12,565	15,642
L3Harris Technologies, Inc.
3.83%, 4/27/2025	7,570	8,329
1.80%, 1/15/2031	14,120	13,483
4.85%, 4/27/2035	1,918	2,364
Leidos, Inc. 2.30%, 2/15/2031 (a)	8,020	7,669
Lockheed Martin Corp.
4.50%, 5/15/2036	7,200	8,789
2.80%, 6/15/2050	5,055	4,849
Northrop Grumman Corp.
3.20%, 2/1/2027	5,364	5,850
3.25%, 1/15/2028	1,700	1,840
5.15%, 5/1/2040	13,000	16,644
Precision Castparts Corp.
3.25%, 6/15/2025	5,751	6,264
Raytheon Technologies Corp.
3.20%, 3/15/2024	2,992	3,196
6.70%, 8/1/2028	701	905
6.05%, 6/1/2036	4,095	5,598
4.50%, 6/1/2042	13,927	16,654
4.15%, 5/15/2045	7,861	8,946
3.75%, 11/1/2046	7,060	7,622
4.35%, 4/15/2047	4,020	4,725

		375,547

Airlines — 0.0% (b)
Continental Airlines Pass-Through Trust Series 2012-2, Class A Shares, 4.00%, 10/29/2024	13,033	13,788

Automobiles — 0.4%
BMW US Capital LLC (Germany) 2.25%, 9/15/2023 (a)	5,568	5,787
Daimler Finance North America LLC (Germany)
2.00%, 7/6/2021 (a)	1,250	1,252
3.35%, 2/22/2023 (a)	5,000	5,242
3.30%, 5/19/2025 (a)	1,200	1,299
General Motors Co. 6.13%, 10/1/2025	8,695	10,336
Hyundai Capital America
1.15%, 11/10/2022 (a)	26,248	26,405
1.80%, 10/15/2025 (a)	8,870	8,979
1.30%, 1/8/2026 (a)	7,365	7,296
2.38%, 10/15/2027 (a)	9,020	9,184
1.80%, 1/10/2028 (a)	12,950	12,684
Nissan Motor Co. Ltd. (Japan)
4.35%, 9/17/2027 (a)	39,109	42,740
4.81%, 9/17/2030 (a)	13,000	14,380
Volkswagen Group of America Finance LLC (Germany) 1.63%, 11/24/2027 (a)	12,310	12,172

		157,756

Banks — 5.8%
ABN AMRO Bank NV (Netherlands) 4.75%, 7/28/2025 (a)	7,879	8,863
(USD Swap Semi 5 Year + 2.20%), 4.40%, 3/27/2028 (c) (d)	12,600	13,302
AIB Group plc (Ireland) 4.75%, 10/12/2023 (a)	13,710	14,959
ANZ New Zealand Int’l Ltd. (New Zealand)
3.45%, 1/21/2028 (a)	2,000	2,200
2.55%, 2/13/2030 (a)	3,050	3,145
ASB Bank Ltd. (New Zealand)
3.75%, 6/14/2023 (a)	1,700	1,812
3.13%, 5/23/2024 (a)	13,905	14,898
Australia & New Zealand Banking Group Ltd. (Australia) 4.40%, 5/19/2026 (a)	1,834	2,075
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.29%), 2.95%, 7/22/2030 (a) (c)	4,560	4,747
Banco Santander SA (Spain)
3.13%, 2/23/2023	5,000	5,223
1.85%, 3/25/2026	20,400	20,703
4.38%, 4/12/2028	6,600	7,460
2.75%, 12/3/2030	10,800	10,609

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Bank of America Corp.
(ICE LIBOR USD 3 Month + 0.78%), 3.55%, 3/5/2024 (c)	1,890	1,994
(ICE LIBOR USD 3 Month + 0.94%), 3.86%, 7/23/2024 (c)	530	567
4.00%, 1/22/2025	18,371	20,266
Series L, 3.95%, 4/21/2025	8,782	9,695
(ICE LIBOR USD 3 Month + 1.09%), 3.09%, 10/1/2025 (c)	1,840	1,973
(ICE LIBOR USD 3 Month + 0.81%), 3.37%, 1/23/2026 (c)	5,215	5,662
4.45%, 3/3/2026	5,041	5,748
4.25%, 10/22/2026	6,055	6,897
Series N, (SOFR + 0.91%), 1.66%, 3/11/2027 (c)	6,250	6,338
(SOFR + 0.96%), 1.73%, 7/22/2027 (c)	11,291	11,433
3.25%, 10/21/2027	9,616	10,458
(ICE LIBOR USD 3 Month + 1.51%), 3.71%, 4/24/2028 (c)	10,025	11,109
(ICE LIBOR USD 3 Month + 1.37%), 3.59%, 7/21/2028 (c)	29,628	32,638
(ICE LIBOR USD 3 Month + 1.04%), 3.42%, 12/20/2028 (c)	58,730	64,164
(ICE LIBOR USD 3 Month + 1.07%), 3.97%, 3/5/2029 (c)	26,230	29,334
(ICE LIBOR USD 3 Month + 1.21%), 3.97%, 2/7/2030 (c)	22,913	25,698
(ICE LIBOR USD 3 Month + 0.99%), 2.50%, 2/13/2031 (c)	13,840	13,926
(SOFR + 1.93%), 2.68%, 6/19/2041 (c)	84,117	79,480
Bank of Montreal (Canada)
Series E, 3.30%, 2/5/2024	8,700	9,356
(USD Swap Semi 5 Year + 1.28%), 4.34%, 10/5/2028 (c)	6,000	6,469
(USD Swap Semi 5 Year + 1.43%), 3.80%, 12/15/2032 (c)	5,021	5,546
Bank of New Zealand (New Zealand) 3.50%, 2/20/2024 (a)	6,160	6,638
Bank of Nova Scotia (The) (Canada)
1.63%, 5/1/2023	32,388	33,215
2.20%, 2/3/2025	19,623	20,528
4.50%, 12/16/2025	5,835	6,645
Barclays plc (United Kingdom)
3.65%, 3/16/2025	15,214	16,518
5.20%, 5/12/2026	3,000	3,428
BNP Paribas SA (France)
3.38%, 1/9/2025 (a)	6,025	6,507
(SOFR + 2.07%), 2.22%, 6/9/2026 (a) (c)	6,101	6,311
(SOFR + 1.00%), 1.32%, 1/13/2027 (a) (c)	4,819	4,769
(SOFR + 1.51%), 3.05%, 1/13/2031 (a) (c)	18,020	18,691
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.05%), 2.59%, 8/12/2035 (a) (c)	19,972	19,188
2.82%, 1/26/2041 (a)	6,028	5,499
BNZ International Funding Ltd. (New Zealand) 3.38%, 3/1/2023 (a)	4,500	4,735
Capital One Bank USA NA 3.38%, 2/15/2023	9,474	9,943
Citigroup, Inc.
3.88%, 3/26/2025	3,077	3,391
(ICE LIBOR USD 3 Month + 0.90%), 3.35%, 4/24/2025 (c)	6,470	6,950
4.40%, 6/10/2025	13,411	15,041
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.42%), 3.88%, 2/18/2026 (c) (e) (f)	17,210	17,339
(SOFR + 2.84%), 3.11%, 4/8/2026 (c)	28,260	30,327
4.30%, 11/20/2026	6,200	7,028
(SOFR + 0.77%), 1.12%, 1/28/2027 (c)	22,871	22,616
4.45%, 9/29/2027	1,491	1,707
(ICE LIBOR USD 3 Month + 1.56%), 3.89%, 1/10/2028 (c)	12,240	13,658
6.63%, 1/15/2028	3,363	4,308
(ICE LIBOR USD 3 Month + 1.39%), 3.67%, 7/24/2028 (c)	18,453	20,394
(ICE LIBOR USD 3 Month + 1.15%), 3.52%, 10/27/2028 (c)	11,100	12,200
(ICE LIBOR USD 3 Month + 1.19%), 4.07%, 4/23/2029 (c)	6,399	7,212

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
(ICE LIBOR USD 3 Month + 1.34%), 3.98%, 3/20/2030 (c)	20,900	23,509
(ICE LIBOR USD 3 Month + 1.17%), 3.88%, 1/24/2039 (c)	3,330	3,700
8.13%, 7/15/2039	1,424	2,390
5.30%, 5/6/2044	698	904
Citizens Financial Group, Inc.
2.38%, 7/28/2021	1,590	1,592
2.85%, 7/27/2026	7,670	8,204
Comerica, Inc. 4.00%, 2/1/2029	8,910	10,065
Cooperatieve Rabobank UA (Netherlands)
4.38%, 8/4/2025	7,101	7,923
3.75%, 7/21/2026	8,564	9,432
5.80%, 9/30/2110 (a)	3,139	4,306
Credit Agricole SA (France)
4.38%, 3/17/2025 (a)	4,405	4,856
(SOFR + 1.68%), 1.91%, 6/16/2026 (a) (c)	15,810	16,185
(SOFR + 0.89%), 1.25%, 1/26/2027 (a) (c)	8,688	8,581
2.81%, 1/11/2041 (a)	9,880	9,034
Danske Bank A/S (Denmark)
2.70%, 3/2/2022 (a)	4,254	4,331
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.03%), 1.17%, 12/8/2023 (a) (c)	35,450	35,634
Discover Bank
3.35%, 2/6/2023	2,185	2,287
4.25%, 3/13/2026	8,109	9,131
3.45%, 7/27/2026	5,100	5,567
Fifth Third Bancorp
3.65%, 1/25/2024	8,495	9,149
HSBC Holdings plc (United Kingdom)
4.25%, 3/14/2024	6,038	6,592
(ICE LIBOR USD 3 Month + 0.99%), 3.95%, 5/18/2024 (c)	12,403	13,240
4.25%, 8/18/2025	4,932	5,475
(SOFR + 1.54%), 1.64%, 4/18/2026 (c)	2,400	2,439
4.38%, 11/23/2026	3,162	3,578
(ICE LIBOR USD 3 Month + 1.55%), 4.04%, 3/13/2028 (c)	17,888	19,885
(SOFR + 1.73%), 2.01%, 9/22/2028 (c)	25,865	25,893
(SOFR + 1.95%), 2.36%, 8/18/2031 (c)	20,470	20,067
7.63%, 5/17/2032	8,416	11,760
6.10%, 1/14/2042	3,835	5,394
Industrial & Commercial Bank of China Ltd. (China) 2.45%, 10/20/2021	6,900	6,951
ING Groep NV (Netherlands)
4.10%, 10/2/2023	16,700	18,090
3.95%, 3/29/2027	2,572	2,895
(SOFR + 1.01%), 1.73%, 4/1/2027 (c)	8,840	8,951
KeyBank NA 3.18%, 5/22/2022	4,225	4,345
KeyCorp 4.15%, 10/29/2025	4,755	5,372
Lloyds Banking Group plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 1.33%, 6/15/2023 (c)	8,500	8,580
(ICE LIBOR USD 3 Month + 0.81%), 2.91%, 11/7/2023 (c)	6,788	7,024
4.45%, 5/8/2025	6,285	7,075
4.58%, 12/10/2025	4,700	5,303
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 1.63%, 5/11/2027 (c)	12,150	12,197
4.38%, 3/22/2028	6,745	7,714
Mitsubishi UFJ Financial Group, Inc. (Japan)
3.00%, 2/22/2022	2,713	2,768
3.76%, 7/26/2023	17,550	18,807
2.53%, 9/13/2023	3,463	3,623
3.41%, 3/7/2024	13,065	14,063
2.19%, 2/25/2025	15,810	16,512
2.05%, 7/17/2030	23,420	22,989
3.75%, 7/18/2039	10,875	12,039
Mizuho Financial Group, Inc. (Japan)
2.95%, 2/28/2022	1,449	1,479
(ICE LIBOR USD 3 Month + 0.83%), 2.23%, 5/25/2026 (c)	13,350	13,837
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.67%), 1.23%, 5/22/2027 (c)	16,739	16,519
3.17%, 9/11/2027	4,000	4,357
(SOFR + 1.57%), 2.87%, 9/13/2030 (c)	11,274	11,665
National Australia Bank Ltd. (Australia)
3.38%, 1/14/2026	13,717	15,150
2.33%, 8/21/2030 (a)	10,430	10,024

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.88%), 3.93%, 8/2/2034 (a) (c)	16,395	17,558
2.65%, 1/14/2041 (a)	4,795	4,328
Natwest Group plc (United Kingdom)
(ICE LIBOR USD 3 Month + 1.48%), 3.50%, 5/15/2023 (c)	7,306	7,520
3.88%, 9/12/2023	13,165	14,134
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.15%), 2.36%, 5/22/2024 (c)	11,990	12,383
(ICE LIBOR USD 3 Month + 1.55%), 4.52%, 6/25/2024 (c)	2,780	2,997
(ICE LIBOR USD 3 Month + 1.76%), 4.27%, 3/22/2025 (c)	5,845	6,378
4.80%, 4/5/2026	11,867	13,646
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.55%), 3.07%, 5/22/2028 (c)	4,475	4,716
(ICE LIBOR USD 3 Month + 1.75%), 4.89%, 5/18/2029 (c)	2,270	2,627
(ICE LIBOR USD 3 Month + 1.87%), 4.44%, 5/8/2030 (c)	10,470	11,868
NatWest Markets plc (United Kingdom) 0.80%, 8/12/2024 (a)	14,630	14,649
Nordea Bank Abp (Finland) 4.25%, 9/21/2022 (a)	7,408	7,772
Regions Financial Corp. 3.80%, 8/14/2023	5,226	5,591
Royal Bank of Canada (Canada) 4.65%, 1/27/2026	5,585	6,437
Santander UK Group Holdings plc (United Kingdom)
3.57%, 1/10/2023	6,200	6,314
(SOFR + 0.79%), 1.09%, 3/15/2025 (c)	1,795	1,807
4.75%, 9/15/2025 (a)	6,200	6,967
Societe Generale SA (France)
5.00%, 1/17/2024 (a)	7,200	7,872
3.88%, 3/28/2024 (a)	14,005	15,159
2.63%, 1/22/2025 (a)	23,000	24,117
4.25%, 4/14/2025 (a)	25,235	27,533
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 1.49%, 12/14/2026 (a) (c)	8,995	8,946
4.00%, 1/12/2027 (a)	7,145	7,937
3.00%, 1/22/2030 (a)	28,435	29,252
SouthTrust Bank 7.69%, 5/15/2025	2,197	2,694
Standard Chartered plc (United Kingdom)
(ICE LIBOR USD 3 Month + 1.15%), 4.25%, 1/20/2023 (a) (c)	10,305	10,549
5.20%, 1/26/2024 (a)	5,291	5,830
(ICE LIBOR USD 3 Month + 1.08%), 3.89%, 3/15/2024 (a) (c)	3,200	3,373
(ICE LIBOR USD 3 Month + 1.21%), 2.82%, 1/30/2026 (a) (c)	9,000	9,474
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 1.46%, 1/14/2027 (a) (c)	13,115	12,967
(USD ICE Swap Rate 5 Year + 1.97%), 4.87%, 3/15/2033 (a) (c)	2,000	2,201
Sumitomo Mitsui Financial Group, Inc. (Japan)
3.10%, 1/17/2023	9,971	10,422
3.94%, 10/16/2023	7,936	8,602
4.44%, 4/2/2024 (a)	1,246	1,365
1.47%, 7/8/2025	12,865	13,056
2.63%, 7/14/2026	6,102	6,473
3.01%, 10/19/2026	2,517	2,715
3.04%, 7/16/2029	25,422	26,934
SVB Financial Group Series C, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.20%), 4.00%, 5/15/2026 (c) (e) (f)	28,580	29,023
Toronto-Dominion Bank (The) (Canada) 3.25%, 3/11/2024	5,000	5,386
Truist Bank 3.30%, 5/15/2026	7,380	8,117
Truist Financial Corp. 4.00%, 5/1/2025	4,143	4,617
UniCredit SpA (Italy) 3.75%, 4/12/2022 (a)	9,035	9,275

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.30%), 2.57%, 9/22/2026 (a) (c)	14,000	14,220
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.20%), 1.98%, 6/3/2027 (a) (c)	10,885	10,890
(USD ICE Swap Rate 5 Year + 3.70%), 5.86%, 6/19/2032 (a) (c)	15,000	16,700
(USD ICE Swap Rate 5 Year + 4.91%), 7.30%, 4/2/2034 (a) (c)	5,000	5,969
US Bancorp
3.38%, 2/5/2024	3,430	3,691
7.50%, 6/1/2026	1,256	1,622
Series X, 3.15%, 4/27/2027	1,924	2,105
Wells Fargo & Co.
3.55%, 9/29/2025	10,308	11,376
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.45%), 3.90%, 3/15/2026 (c) (e) (f)	16,185	16,590
4.10%, 6/3/2026	5,921	6,669
(ICE LIBOR USD 3 Month + 1.17%), 3.20%, 6/17/2027 (c)	68,670	74,642
4.30%, 7/22/2027	2,925	3,344
(SOFR + 2.53%), 3.07%, 4/30/2041 (c)	24,960	24,898
5.38%, 11/2/2043	2,755	3,547
4.65%, 11/4/2044	11,097	13,147
4.40%, 6/14/2046	4,816	5,575
4.75%, 12/7/2046	5,184	6,304
Wells Fargo Bank NA 5.85%, 2/1/2037	1,720	2,298
Westpac Banking Corp. (Australia)
2.85%, 5/13/2026	7,700	8,321
(USD ICE Swap Rate 5 Year + 2.24%), 4.32%, 11/23/2031 (c)	5,855	6,527

		2,022,981

Beverages — 0.7%
Anheuser-Busch Cos. LLC (Belgium)
4.70%, 2/1/2036	33,310	39,687
4.90%, 2/1/2046	20,399	24,455
Anheuser-Busch InBev Finance, Inc. (Belgium) 4.63%, 2/1/2044	1,460	1,708
Anheuser-Busch InBev Worldwide, Inc. (Belgium)
4.38%, 4/15/2038	13,419	15,340
4.35%, 6/1/2040	16,250	18,548
4.44%, 10/6/2048	28,858	32,786
4.50%, 6/1/2050	11,990	13,756
4.75%, 4/15/2058	9,838	11,489
5.80%, 1/23/2059	605	822
4.60%, 6/1/2060	7,010	8,059
Coca-Cola Femsa SAB de CV (Mexico)
2.75%, 1/22/2030	13,140	13,479
1.85%, 9/1/2032	11,205	10,510
Constellation Brands, Inc.
4.40%, 11/15/2025	4,444	5,051
5.25%, 11/15/2048	3,091	3,966
Diageo Investment Corp. (United Kingdom) 8.00%, 9/15/2022	4,484	4,921
Keurig Dr Pepper, Inc.
3.13%, 12/15/2023	6,900	7,316
4.42%, 5/25/2025	2,714	3,058
3.43%, 6/15/2027	2,015	2,215
3.20%, 5/1/2030	13,500	14,354
4.99%, 5/25/2038	3,920	4,844
4.42%, 12/15/2046	3,746	4,328
5.09%, 5/25/2048	4,164	5,314

		246,006

Biotechnology — 0.6%
AbbVie, Inc.
3.45%, 3/15/2022	5,743	5,857
2.80%, 3/15/2023	3,954	4,090
3.85%, 6/15/2024	3,041	3,308
3.20%, 11/21/2029	27,601	29,605
4.55%, 3/15/2035	3,881	4,621
4.50%, 5/14/2035	15,614	18,514
4.05%, 11/21/2039	16,908	18,916
4.63%, 10/1/2042	9,850	11,718
4.40%, 11/6/2042	12,902	14,961
4.75%, 3/15/2045	7,000	8,489
4.45%, 5/14/2046	2,145	2,506
4.25%, 11/21/2049	10,194	11,740
Amgen, Inc.
2.20%, 2/21/2027	9,240	9,621
3.15%, 2/21/2040	5,870	5,944
Baxalta, Inc.
3.60%, 6/23/2022	999	1,027
5.25%, 6/23/2045	327	421
Biogen, Inc.
2.25%, 5/1/2030	20,560	20,277
3.15%, 5/1/2050	8,490	7,905
Gilead Sciences, Inc.
1.65%, 10/1/2030	9,165	8,683
2.60%, 10/1/2040	11,110	10,384
2.80%, 10/1/2050	10,760	9,733

		208,320

Building Products — 0.1%
Johnson Controls International plc 3.75%, 12/1/2021	99	100

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Masco Corp.
2.00%, 10/1/2030	5,820	5,600
6.50%, 8/15/2032	10,095	13,205
4.50%, 5/15/2047	3,130	3,672

		22,577

Capital Markets — 2.6%
Bank of New York Mellon Corp. (The)
2.80%, 5/4/2026	1,043	1,127
3.30%, 8/23/2029	1,413	1,541
Blackstone Holdings Finance Co. LLC 4.45%, 7/15/2045 (a)	3,107	3,687
Blackstone Secured Lending Fund 3.65%, 7/14/2023 (a)	13,980	14,627
Brookfield Finance, Inc. (Canada)
3.90%, 1/25/2028	3,664	4,038
4.85%, 3/29/2029	5,160	5,997
4.70%, 9/20/2047	5,253	6,133
Charles Schwab Corp. (The)
Series I, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.17%), 4.00%, 6/1/2026 (c) (e) (f)	21,295	22,146
3.20%, 3/2/2027	5,710	6,246
3.20%, 1/25/2028	1,270	1,385
Series H, (US Treasury Yield Curve Rate T Note Constant Maturity 10 Year + 3.08%), 4.00%, 12/1/2030 (c) (e) (f)	12,360	12,422
CME Group, Inc. 3.00%, 3/15/2025	5,537	5,971
Credit Suisse AG (Switzerland)
3.63%, 9/9/2024	4,326	4,729
2.95%, 4/9/2025	9,460	10,164
Credit Suisse Group AG (Switzerland)
3.57%, 1/9/2023 (a)	10,753	10,946
3.80%, 6/9/2023	8,035	8,534
3.75%, 3/26/2025	11,262	12,236
(SOFR + 1.56%), 2.59%, 9/11/2025 (a) (c)	6,850	7,160
(SOFR + 2.04%), 2.19%, 6/5/2026 (a) (c)	9,320	9,562
(SOFR + 0.98%), 1.31%, 2/2/2027 (a) (c)	15,110	14,795
4.28%, 1/9/2028 (a)	12,016	13,362
(ICE LIBOR USD 3 Month + 1.41%), 3.87%, 1/12/2029 (a) (c)	2,991	3,262
(SOFR + 1.73%), 3.09%, 5/14/2032 (a) (c)	14,885	15,105
Daiwa Securities Group, Inc. (Japan) 3.13%, 4/19/2022 (a)	5,276	5,403
Deutsche Bank AG (Germany)
4.25%, 10/14/2021	13,886	14,082
3.30%, 11/16/2022	6,440	6,688
(SOFR + 2.16%), 2.22%, 9/18/2024 (c)	26,205	26,953
(SOFR + 1.87%), 2.13%, 11/24/2026 (c)	13,585	13,816
(SOFR + 1.72%), 3.04%, 5/28/2032 (c)	15,977	15,898
FMR LLC 6.45%, 11/15/2039 (a)	2,242	3,180
Goldman Sachs Group, Inc. (The)
3.50%, 1/23/2025	5,018	5,449
3.75%, 5/22/2025	22,195	24,430
(ICE LIBOR USD 3 Month + 1.20%), 3.27%, 9/29/2025 (c)	13,398	14,449
4.25%, 10/21/2025	10,573	11,889
3.50%, 11/16/2026	23,775	25,977
3.85%, 1/26/2027	18,677	20,710
(SOFR + 0.80%), 1.43%, 3/9/2027 (c)	32,000	32,031
(ICE LIBOR USD 3 Month + 1.51%), 3.69%, 6/5/2028 (c)	47,377	52,389
(ICE LIBOR USD 3 Month + 1.30%), 4.22%, 5/1/2029 (c)	16,415	18,630
(SOFR + 1.28%), 2.62%, 4/22/2032 (c)	11,700	11,791
6.75%, 10/1/2037	1,435	2,047
(ICE LIBOR USD 3 Month + 1.37%), 4.02%, 10/31/2038 (c)	4,600	5,196
(ICE LIBOR USD 3 Month + 1.43%), 4.41%, 4/23/2039 (c)	16,126	19,050
(SOFR + 1.51%), 3.21%, 4/22/2042 (c)	1,000	1,011
Intercontinental Exchange, Inc. 4.00%, 10/15/2023	5,021	5,428
Invesco Finance plc 3.75%, 1/15/2026	2,510	2,784
Jefferies Group LLC 6.45%, 6/8/2027	3,725	4,658
Macquarie Bank Ltd. (Australia)
4.00%, 7/29/2025 (a)	6,300	7,015
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.70%), 3.05%, 3/3/2036 (a) (c)	8,095	7,864
Macquarie Group Ltd. (Australia) (SOFR + 1.07%), 1.34%, 1/12/2027 (a) (c)	6,735	6,671

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
(ICE LIBOR USD 3 Month + 1.75%), 5.03%, 1/15/2030 (a) (c)	22,700	26,699
Morgan Stanley
4.10%, 5/22/2023	9,880	10,571
(SOFR + 0.46%), 0.53%, 1/25/2024 (c)	22,895	22,944
(ICE LIBOR USD 3 Month + 0.85%), 3.74%, 4/24/2024 (c)	16,852	17,895
3.70%, 10/23/2024	12,301	13,504
(SOFR + 1.15%), 2.72%, 7/22/2025 (c)	5,034	5,340
4.00%, 7/23/2025	21,227	23,733
5.00%, 11/24/2025	9,322	10,813
3.88%, 1/27/2026	10,005	11,206
(SOFR + 1.99%), 2.19%, 4/28/2026 (c)	18,815	19,676
3.13%, 7/27/2026	2,254	2,454
4.35%, 9/8/2026	1,640	1,869
3.63%, 1/20/2027	20,745	23,105
(ICE LIBOR USD 3 Month + 1.34%), 3.59%, 7/22/2028 (c)	13,333	14,748
(ICE LIBOR USD 3 Month + 1.14%), 3.77%, 1/24/2029 (c)	7,397	8,225
(ICE LIBOR USD 3 Month + 1.63%), 4.43%, 1/23/2030 (c)	17,528	20,353
(SOFR + 1.03%), 1.79%, 2/13/2032 (c)	11,200	10,556
(ICE LIBOR USD 3 Month + 1.43%), 4.46%, 4/22/2039 (c)	10,600	12,702
4.30%, 1/27/2045	7,560	8,946
Nomura Holdings, Inc. (Japan)
2.65%, 1/16/2025	11,898	12,484
2.68%, 7/16/2030	12,180	12,117
Northern Trust Corp. (ICE LIBOR USD 3 Month + 1.13%), 3.38%, 5/8/2032 (c)	2,762	3,008
UBS Group AG (Switzerland)
3.49%, 5/23/2023 (a)	7,735	7,968
(ICE LIBOR USD 3 Month + 0.95%), 2.86%, 8/15/2023 (a) (c)	2,156	2,218
4.13%, 9/24/2025 (a)	2,500	2,804
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.08%), 1.36%, 1/30/2027 (a) (c)	15,100	15,051
(ICE LIBOR USD 3 Month + 1.47%), 3.13%, 8/13/2030 (a) (c)	6,470	6,834
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 2.09%, 2/11/2032 (a) (c)	10,750	10,328

		898,815

Chemicals — 0.3%
Air Liquide Finance SA (France) 2.25%, 9/27/2023 (a)	4,179	4,344
Albemarle Corp. 5.45%, 12/1/2044	3,800	4,590
Dow Chemical Co. (The) 4.55%, 11/30/2025	3,800	4,336
DuPont de Nemours, Inc. 5.32%, 11/15/2038	12,320	15,760
Ecolab, Inc. 3.25%, 1/14/2023	3,636	3,790
International Flavors & Fragrances, Inc.
1.83%, 10/15/2027 (a)	5,430	5,398
4.45%, 9/26/2028	3,786	4,322
2.30%, 11/1/2030 (a)	2,630	2,582
3.27%, 11/15/2040 (a)	7,650	7,591
5.00%, 9/26/2048	4,346	5,355
3.47%, 12/1/2050 (a)	13,375	13,312
LYB International Finance BV 4.88%, 3/15/2044	3,223	3,874
LYB International Finance III LLC
2.25%, 10/1/2030	4,336	4,266
4.20%, 10/15/2049	4,468	4,894
Nutrien Ltd. (Canada)
4.13%, 3/15/2035	6,522	7,325
5.25%, 1/15/2045	4,962	6,307
5.00%, 4/1/2049	4,150	5,283
PPG Industries, Inc. 1.20%, 3/15/2026	7,270	7,257
Union Carbide Corp. 7.75%, 10/1/2096	5,919	9,514

		120,100

Commercial Services & Supplies — 0.0% (b)
Ford Foundation (The) Series 2020, 2.82%, 6/1/2070	4,000	3,806
Republic Services, Inc. 1.45%, 2/15/2031	14,940	13,737

		17,543

Construction & Engineering — 0.0% (b)
Mexico City Airport Trust (Mexico) 5.50%, 7/31/2047 (a)	1,048	1,037

Construction Materials — 0.0% (b)
CRH America, Inc. (Ireland)
3.88%, 5/18/2025 (a)	2,811	3,096
5.13%, 5/18/2045 (a)	6,052	7,634

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Martin Marietta Materials, Inc. 3.45%, 6/1/2027	5,785	6,357

		17,087

Consumer Finance — 1.2%
AerCap Ireland Capital DAC (Ireland)
5.00%, 10/1/2021	5,000	5,073
4.45%, 12/16/2021	19,683	20,036
3.95%, 2/1/2022	3,505	3,572
3.50%, 5/26/2022	3,050	3,129
4.50%, 9/15/2023	31,000	33,304
4.88%, 1/16/2024	4,135	4,512
3.50%, 1/15/2025	844	893
6.50%, 7/15/2025	3,441	4,031
4.45%, 10/1/2025	4,342	4,770
1.75%, 1/30/2026	8,311	8,184
4.45%, 4/3/2026	5,633	6,185
American Express Co. 3.40%, 2/27/2023	4,100	4,309
American Honda Finance Corp.
2.90%, 2/16/2024	5,285	5,624
2.30%, 9/9/2026	1,185	1,250
Avolon Holdings Funding Ltd. (Ireland)
3.63%, 5/1/2022 (a)	1,245	1,276
5.50%, 1/15/2023 (a)	27,059	28,717
5.13%, 10/1/2023 (a)	27,150	29,291
5.25%, 5/15/2024 (a)	3,155	3,464
3.95%, 7/1/2024 (a)	21,115	22,483
2.88%, 2/15/2025 (a)	15,599	16,061
5.50%, 1/15/2026 (a)	19,000	21,349
2.13%, 2/21/2026 (a)	13,095	12,945
4.25%, 4/15/2026 (a)	9,415	10,126
4.38%, 5/1/2026 (a)	5,010	5,401
Capital One Financial Corp.
3.75%, 4/24/2024	5,797	6,302
3.20%, 2/5/2025	6,093	6,574
4.20%, 10/29/2025	3,000	3,372
3.75%, 7/28/2026	7,424	8,218
Caterpillar Financial Services Corp. 2.40%, 8/9/2026	5,040	5,310
General Motors Financial Co., Inc.
1.25%, 1/8/2026	10,460	10,381
2.35%, 1/8/2031	20,744	20,093
HSBC Finance Corp. 7.63%, 5/17/2032	9,000	11,366
John Deere Capital Corp. 2.25%, 9/14/2026	10,305	10,917
Park Aerospace Holdings Ltd. (Ireland)
5.25%, 8/15/2022 (a)	52,772	55,482
4.50%, 3/15/2023 (a)	12,100	12,696
5.50%, 2/15/2024 (a)	25,164	27,656

		434,352

Containers & Packaging — 0.0% (b)
International Paper Co. 8.70%, 6/15/2038	2,650	4,298
WRKCo, Inc.
3.00%, 9/15/2024	920	981
3.75%, 3/15/2025	7,570	8,322
3.90%, 6/1/2028	2,870	3,213

		16,814

Diversified Consumer Services — 0.1%
Claremont Mckenna College Series 2019, 3.38%, 1/1/2050	10,000	10,421
Pepperdine University Series 2020, 3.30%, 12/1/2059	9,620	9,384
University of Southern California Series A, 3.23%, 10/1/2120	9,370	8,664

		28,469

Diversified Financial Services — 0.6%
CK Hutchison International 16 Ltd. (United Kingdom)
1.88%, 10/3/2021 (a)	4,160	4,181
2.75%, 10/3/2026 (a)	6,500	6,932
CK Hutchison International 19 Ltd. (United Kingdom) 3.63%, 4/11/2029 (a)	9,685	10,568
GE Capital Funding LLC 4.40%, 5/15/2030	7,480	8,600
GE Capital International Funding Co. Unlimited Co. 4.42%, 11/15/2035	52,907	61,506
GTP Acquisition Partners I LLC 3.48%, 6/16/2025 (a)	11,667	12,459
Hutchison Whampoa International 12 II Ltd. (United Kingdom) 3.25%, 11/8/2022 (a)	3,907	4,065
LSEGA Financing plc (United Kingdom) 2.00%, 4/6/2028 (a)	30,170	30,270
Mitsubishi HC Capital, Inc. (Japan)
2.65%, 9/19/2022 (a)	4,255	4,357
3.56%, 2/28/2024 (a)	8,350	8,907
ORIX Corp. (Japan)
2.90%, 7/18/2022	3,775	3,877
3.70%, 7/18/2027	4,000	4,467
Private Export Funding Corp.
Series EE, 2.80%, 5/15/2022	10,700	10,976
Series KK, 3.55%, 1/15/2024	12,505	13,540
Shell International Finance BV (Netherlands) 4.13%, 5/11/2035	9,000	10,529
Siemens Financieringsmaatschappij NV (Germany)
3.13%, 3/16/2024 (a)	3,440	3,682
2.35%, 10/15/2026 (a)	6,000	6,294
4.40%, 5/27/2045 (a)	3,421	4,191

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
3.30%, 9/15/2046 (a)	3,050	3,200

		212,601

Diversified Telecommunication Services — 1.0%
AT&T, Inc.
1.65%, 2/1/2028	14,000	13,810
2.25%, 2/1/2032	26,520	25,510
4.50%, 5/15/2035	5,845	6,702
3.50%, 6/1/2041	35,836	35,948
3.10%, 2/1/2043	19,310	18,280
3.50%, 9/15/2053 (a)	16,997	16,127
3.55%, 9/15/2055 (a)	16,422	15,528
3.80%, 12/1/2057 (a)	4,454	4,386
Deutsche Telekom AG (Germany) 3.63%, 1/21/2050 (a)	4,657	4,720
Deutsche Telekom International Finance BV (Germany) 4.88%, 3/6/2042 (a)	2,087	2,490
Qwest Corp. 6.75%, 12/1/2021	7,308	7,509
Telefonica Emisiones SA (Spain) 4.67%, 3/6/2038	9,130	10,513
Verizon Communications, Inc.
1.45%, 3/20/2026	1,780	1,797
2.63%, 8/15/2026	1,771	1,883
4.13%, 3/16/2027	6,080	6,944
2.10%, 3/22/2028	16,690	16,909
4.33%, 9/21/2028	11,983	13,773
1.68%, 10/30/2030	2,840	2,665
4.50%, 8/10/2033	12,088	14,198
4.40%, 11/1/2034	27,768	32,441
4.27%, 1/15/2036	14,663	16,928
2.65%, 11/20/2040	27,316	25,168
3.40%, 3/22/2041	7,000	7,119
4.86%, 8/21/2046	16,339	20,264
4.67%, 3/15/2055	6,685	8,233
2.99%, 10/30/2056	3,311	2,950
3.70%, 3/22/2061	6,890	6,953

		339,748

Electric Utilities — 1.7%
AEP Transmission Co. LLC
3.80%, 6/15/2049	3,615	3,979
3.15%, 9/15/2049	2,680	2,671
Alabama Power Co.
6.13%, 5/15/2038	1,904	2,644
6.00%, 3/1/2039	769	1,076
4.10%, 1/15/2042	923	1,031
Appalachian Power Co.
Series P, 6.70%, 8/15/2037	3,740	5,204
Series Y, 4.50%, 3/1/2049	3,395	4,012
Arizona Public Service Co. 5.05%, 9/1/2041	3,036	3,808
Ausgrid Finance Pty. Ltd. (Australia) 4.35%, 8/1/2028 (a)	1,500	1,674
Baltimore Gas and Electric Co. 3.50%, 8/15/2046	3,755	3,987
3.20%, 9/15/2049	8,020	8,131
2.90%, 6/15/2050	7,770	7,400
CenterPoint Energy Houston Electric LLC 3.95%, 3/1/2048	1,066	1,219
China Southern Power Grid International Finance BVI Co. Ltd. (China) 3.50%, 5/8/2027 (a)	10,625	11,640
Cleveland Electric Illuminating Co. (The)
3.50%, 4/1/2028 (a)	3,890	4,080
5.95%, 12/15/2036	840	1,045
Commonwealth Edison Co. 3.65%, 6/15/2046	3,615	3,952
DTE Electric Co. 2.65%, 6/15/2022	1,687	1,719
Duke Energy Carolinas LLC 4.25%, 12/15/2041	1,228	1,443
Duke Energy Corp.
2.65%, 9/1/2026	1,382	1,463
3.40%, 6/15/2029	3,657	3,944
Duke Energy Indiana LLC
3.75%, 5/15/2046	4,500	4,881
Series YYY, 3.25%, 10/1/2049	6,895	7,013
Duke Energy Ohio, Inc. 3.70%, 6/15/2046	3,297	3,570
Duke Energy Progress LLC
4.10%, 5/15/2042	1,886	2,162
4.10%, 3/15/2043	1,569	1,801
4.15%, 12/1/2044	2,258	2,603
3.70%, 10/15/2046	1,616	1,754
Duquesne Light Holdings, Inc. 3.62%, 8/1/2027 (a)	8,002	8,730
Edison International
5.75%, 6/15/2027	6,000	6,889
4.13%, 3/15/2028	14,875	15,753
Emera US Finance LP (Canada) 4.75%, 6/15/2046	9,540	10,913
Enel Finance International NV (Italy)
4.63%, 9/14/2025 (a)	3,310	3,761
3.63%, 5/25/2027 (a)	4,590	5,047
3.50%, 4/6/2028 (a)	4,500	4,868
6.00%, 10/7/2039 (a)	897	1,208
Entergy Arkansas LLC
3.50%, 4/1/2026	2,631	2,907
2.65%, 6/15/2051	8,425	7,622
Entergy Corp. 2.95%, 9/1/2026	2,469	2,640
Entergy Louisiana LLC
2.40%, 10/1/2026	4,979	5,221
3.25%, 4/1/2028	1,551	1,685
3.05%, 6/1/2031	4,606	4,926
4.00%, 3/15/2033	3,430	3,953

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Evergy Metro, Inc.
3.15%, 3/15/2023	3,255	3,389
5.30%, 10/1/2041	8,968	11,408
Evergy, Inc. 2.90%, 9/15/2029	14,800	15,285
Exelon Corp.
3.50%, 6/1/2022	5,000	5,144
3.40%, 4/15/2026	1,177	1,284
FirstEnergy Transmission LLC 4.55%, 4/1/2049 (a)	830	926
Fortis, Inc. (Canada) 3.06%, 10/4/2026	12,384	13,350
Hydro-Quebec (Canada)
Series HY, 8.40%, 1/15/2022	7,174	7,529
Series IO, 8.05%, 7/7/2024	2,642	3,240
Indiana Michigan Power Co. Series J, 3.20%, 3/15/2023	8,609	8,969
ITC Holdings Corp.
2.70%, 11/15/2022	900	927
2.95%, 5/14/2030 (a)	6,820	7,093
Jersey Central Power & Light Co.
4.30%, 1/15/2026 (a)	6,154	6,830
6.15%, 6/1/2037	1,740	2,185
John Sevier Combined Cycle Generation LLC 4.63%, 1/15/2042	3,647	4,389
Louisville Gas & Electric Co. Series 25, 3.30%, 10/1/2025	2,759	2,994
Massachusetts Electric Co. 4.00%, 8/15/2046 (a)	4,957	5,330
Mid-Atlantic Interstate Transmission LLC 4.10%, 5/15/2028 (a)	4,530	5,029
Nevada Power Co.
Series N, 6.65%, 4/1/2036	700	1,001
5.38%, 9/15/2040	1,287	1,649
5.45%, 5/15/2041	3,354	4,350
New England Power Co. (United Kingdom) 3.80%, 12/5/2047 (a)	3,024	3,199
NextEra Energy Capital Holdings, Inc. 3.55%, 5/1/2027	2,239	2,474
Niagara Mohawk Power Corp. 3.51%, 10/1/2024 (a)	3,051	3,291
NRG Energy, Inc.
2.00%, 12/2/2025 (a)	11,855	12,068
2.45%, 12/2/2027 (a)	13,055	13,127
Ohio Edison Co. 6.88%, 7/15/2036	780	1,068
Oklahoma Gas and Electric Co. 0.55%, 5/26/2023	2,085	2,086
Oncor Electric Delivery Co. LLC 5.75%, 3/15/2029	1,076	1,351
Pacific Gas and Electric Co.
(ICE LIBOR USD 3 Month + 1.38%), 1.53%, 11/15/2021 (c)	25,975	26,036
1.75%, 6/16/2022	35,970	35,972
1.37%, 3/10/2023	18,800	18,816
3.45%, 7/1/2025	8,635	9,054
2.95%, 3/1/2026	5,955	6,097
4.45%, 4/15/2042	3,200	3,065
3.75%, 8/15/2042 (g)	2,882	2,565
4.30%, 3/15/2045	4,900	4,539
4.00%, 12/1/2046	5,000	4,482
3.95%, 12/1/2047	5,000	4,463
PacifiCorp
3.60%, 4/1/2024	2,765	2,984
4.15%, 2/15/2050	2,300	2,680
PECO Energy Co. 2.80%, 6/15/2050	6,430	6,142
Pennsylvania Electric Co. 3.25%, 3/15/2028 (a)	1,570	1,631
Pepco Holdings LLC 7.45%, 8/15/2032	3,507	4,860
Potomac Electric Power Co. 6.50%, 11/15/2037	1,184	1,711
PPL Capital Funding, Inc. 4.00%, 9/15/2047	2,148	2,349
PPL Electric Utilities Corp.
2.50%, 9/1/2022	1,543	1,575
3.00%, 10/1/2049	10,000	9,854
Progress Energy, Inc.
3.15%, 4/1/2022	3,380	3,436
7.00%, 10/30/2031	2,600	3,555
Public Service Co. of Colorado 3.55%, 6/15/2046	1,175	1,223
Public Service Co. of Oklahoma Series G, 6.63%, 11/15/2037	3,901	5,452
Public Service Electric and Gas Co.
3.00%, 5/15/2025	6,334	6,810
5.38%, 11/1/2039	1,021	1,341
SCE Recovery Funding LLC
Series A-2, 1.94%, 5/15/2038	9,380	8,918
Series A-3, 2.51%, 11/15/2043	7,950	7,378
Southern California Edison Co.
3.88%, 6/1/2021	886	886
1.85%, 2/1/2022	351	351
Series C, 3.50%, 10/1/2023	2,854	3,025
Series B, 3.65%, 3/1/2028	4,300	4,670
6.00%, 1/15/2034	895	1,162
6.05%, 3/15/2039	2,197	2,869
3.90%, 12/1/2041	3,408	3,493
Series C, 4.13%, 3/1/2048	1,800	1,861
Series 20A, 2.95%, 2/1/2051	3,000	2,648
Southern Co. (The)
3.25%, 7/1/2026	3,108	3,379

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Southwestern Public Service Co. 4.50%, 8/15/2041	2,700	3,240
State Grid Overseas Investment 2016 Ltd. (China) 3.75%, 5/2/2023 (a)	2,000	2,113
Toledo Edison Co. (The) 6.15%, 5/15/2037	5,800	7,665
Union Electric Co.
2.95%, 6/15/2027	2,862	3,087
4.00%, 4/1/2048	1,600	1,814
Virginia Electric and Power Co.
3.45%, 2/15/2024	1,280	1,372
Series A, 6.00%, 5/15/2037	2,100	2,857
Xcel Energy, Inc. 4.80%, 9/15/2041	829	991

		571,465

Electrical Equipment — 0.0% (b)
Eaton Corp.
7.63%, 4/1/2024	1,794	2,126
4.00%, 11/2/2032	1,247	1,437

		3,563

Electronic Equipment, Instruments & Components — 0.0% (b)
Arrow Electronics, Inc.
4.50%, 3/1/2023	1,595	1,681
3.25%, 9/8/2024	3,162	3,386
3.88%, 1/12/2028	3,541	3,918
Corning, Inc. 5.35%, 11/15/2048	6,270	8,145

		17,130

Energy Equipment & Services — 0.1%
Baker Hughes a GE Co. LLC 4.49%, 5/1/2030	10,000	11,620
Baker Hughes Holdings LLC 5.13%, 9/15/2040	3,910	4,853
Halliburton Co.
3.80%, 11/15/2025	177	196
4.85%, 11/15/2035	3,583	4,123
4.75%, 8/1/2043	2,375	2,662
7.60%, 8/15/2096 (a)	2,242	2,697
Schlumberger Holdings Corp.
3.75%, 5/1/2024 (a)	3,461	3,739
4.00%, 12/21/2025 (a)	48	54
3.90%, 5/17/2028 (a)	7,052	7,772
Schlumberger Investment SA 2.65%, 6/26/2030	14,600	15,044

		52,760

Entertainment — 0.1%
NBCUniversal Media LLC 5.95%, 4/1/2041	4,575	6,441
TWDC Enterprises 18 Corp. 3.00%, 7/30/2046	1,190	1,165
Walt Disney Co. (The)
8.88%, 4/26/2023	942	1,092
9.50%, 7/15/2024	1,525	1,937
7.30%, 4/30/2028	3,946	5,276
7.63%, 11/30/2028	2,690	3,695

		19,606

Equity Real Estate Investment Trusts (REITs) — 1.4%
Alexandria Real Estate Equities, Inc.
3.80%, 4/15/2026	2,199	2,451
1.88%, 2/1/2033	12,120	11,187
4.00%, 2/1/2050	9,430	10,287
American Campus Communities Operating Partnership LP
2.85%, 2/1/2030	15,779	15,970
3.88%, 1/30/2031	7,970	8,699
American Tower Corp.
5.00%, 2/15/2024	4,305	4,795
3.38%, 10/15/2026	4,378	4,781
1.50%, 1/31/2028	10,510	10,173
2.90%, 1/15/2030	12,600	13,036
2.10%, 6/15/2030	8,940	8,646
1.88%, 10/15/2030	19,410	18,434
Boston Properties LP
3.13%, 9/1/2023	3,155	3,315
3.20%, 1/15/2025	4,331	4,647
3.65%, 2/1/2026	3,157	3,491
Brixmor Operating Partnership LP
3.65%, 6/15/2024	2,740	2,957
3.85%, 2/1/2025	6,613	7,198
Crown Castle International Corp. 4.00%, 3/1/2027	2,066	2,310
Digital Realty Trust LP 3.70%, 8/15/2027	2,507	2,809
Duke Realty LP 3.25%, 6/30/2026	1,814	1,969
Equinix, Inc. 2.90%, 11/18/2026	20,442	21,766
Essex Portfolio LP 1.65%, 1/15/2031	8,950	8,256
GAIF Bond Issuer Pty. Ltd. (Australia) 3.40%, 9/30/2026 (a)	7,843	8,499
Goodman US Finance Three LLC (Australia) 3.70%, 3/15/2028 (a)	5,157	5,526
Healthcare Trust of America Holdings LP
3.75%, 7/1/2027	2,080	2,321
3.10%, 2/15/2030	9,814	10,239
2.00%, 3/15/2031	8,000	7,569
Healthpeak Properties, Inc. 3.40%, 2/1/2025	162	175
LifeStorage LP 3.50%, 7/1/2026	8,937	9,777
Mid-America Apartments LP
4.00%, 11/15/2025	8,830	9,810
1.70%, 2/15/2031	5,500	5,130
National Retail Properties, Inc.
4.00%, 11/15/2025	5,043	5,585
3.60%, 12/15/2026	5,527	6,043
Office Properties Income Trust

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
4.00%, 7/15/2022	7,083	7,308
4.25%, 5/15/2024	11,000	11,735
Prologis LP 2.25%, 4/15/2030	3,830	3,843
Realty Income Corp.
3.88%, 4/15/2025	6,245	6,884
3.00%, 1/15/2027	2,243	2,420
3.25%, 1/15/2031	4,000	4,276
1.80%, 3/15/2033	2,865	2,651
Regency Centers LP
4.13%, 3/15/2028	1,755	1,943
2.95%, 9/15/2029	10,600	10,947
Safehold Operating Partnership LP 2.80%, 6/15/2031	12,000	11,855
Scentre Group Trust 1 (Australia)
3.50%, 2/12/2025 (a)	9,910	10,694
3.25%, 10/28/2025 (a)	5,595	6,011
Scentre Group Trust 2 (Australia)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.38%), 4.75%, 9/24/2080 (a) (c)	17,060	18,097
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.69%), 5.12%, 9/24/2080 (a) (c)	10,425	10,998
Simon Property Group LP 3.25%, 9/13/2049	12,865	12,246
SITE Centers Corp. 4.70%, 6/1/2027	4,651	5,185
UDR, Inc.
2.95%, 9/1/2026	3,831	4,106
3.50%, 1/15/2028	1,354	1,462
3.00%, 8/15/2031	4,750	4,908
2.10%, 8/1/2032	5,520	5,206
3.10%, 11/1/2034	6,440	6,607
Ventas Realty LP
3.75%, 5/1/2024	4,032	4,349
3.50%, 2/1/2025	1,929	2,091
4.13%, 1/15/2026	770	863
3.25%, 10/15/2026	1,976	2,149
3.85%, 4/1/2027	4,308	4,811
VEREIT Operating Partnership LP 4.88%, 6/1/2026	4,230	4,881
Vornado Realty LP 3.50%, 1/15/2025	4,810	5,135
Welltower, Inc.
2.70%, 2/15/2027	5,199	5,523
3.10%, 1/15/2030	2,920	3,046
6.50%, 3/15/2041	5,460	7,525
4.95%, 9/1/2048	5,000	6,060
WP Carey, Inc.
4.00%, 2/1/2025	5,300	5,773
4.25%, 10/1/2026	4,970	5,595
2.25%, 4/1/2033	12,000	11,301

		456,335

Food & Staples Retailing — 0.3%
7-Eleven, Inc.
1.30%, 2/10/2028 (a)	9,074	8,756
2.50%, 2/10/2041 (a)	9,243	8,312
Alimentation Couche-Tard, Inc. (Canada)
2.95%, 1/25/2030 (a)	7,435	7,644
3.44%, 5/13/2041 (a)	10,460	10,449
3.80%, 1/25/2050 (a)	19,200	19,703
3.63%, 5/13/2051 (a)	10,500	10,552
CVS Pass-Through Trust
7.51%, 1/10/2032 (a)	4,891	6,236
5.93%, 1/10/2034 (a)	4,691	5,593
Series 2013, 4.70%, 1/10/2036 (a)	9,173	10,333
Series 2014, 4.16%, 8/11/2036 (a)	1,203	1,296
Kroger Co. (The)
5.40%, 7/15/2040	829	1,053
5.00%, 4/15/2042	9,000	11,071
3.95%, 1/15/2050	11,000	11,928

		112,926

Food Products — 0.2%
Bunge Ltd. Finance Corp.
1.63%, 8/17/2025	7,880	7,973
2.75%, 5/14/2031	22,130	22,103
Campbell Soup Co. 3.13%, 4/24/2050	4,828	4,548
Cargill, Inc. 3.25%, 3/1/2023 (a)	1,990	2,094
Conagra Brands, Inc.
5.30%, 11/1/2038	3,420	4,221
5.40%, 11/1/2048	4,035	5,202
General Mills, Inc. 3.00%, 2/1/2051 (a)	1,975	1,908
Mead Johnson Nutrition Co. (United Kingdom)
4.13%, 11/15/2025	993	1,123
4.60%, 6/1/2044	955	1,200
Mondelez International, Inc. 1.50%, 5/4/2025	5,650	5,778
Tyson Foods, Inc.
4.88%, 8/15/2034	5,000	6,141
5.15%, 8/15/2044	3,000	3,770
4.55%, 6/2/2047	6,550	7,772
Unilever Capital Corp. (United Kingdom) 3.38%, 3/22/2025	4,100	4,471

		78,304

Gas Utilities — 0.2%
Atmos Energy Corp.
0.63%, 3/9/2023	4,545	4,549
4.15%, 1/15/2043	7,215	8,245

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
4.13%, 10/15/2044	1,750	1,982
4.13%, 3/15/2049	6,000	6,922
Boston Gas Co. 4.49%, 2/15/2042 (a)	2,201	2,525
Brooklyn Union Gas Co. (The)
3.87%, 3/4/2029 (a)	5,620	6,194
4.27%, 3/15/2048 (a)	6,500	7,298
Eastern Energy Gas Holdings LLC Series C, 3.90%, 11/15/2049	4,476	4,685
KeySpan Gas East Corp. 2.74%, 8/15/2026 (a)	4,242	4,484
Korea Gas Corp. (South Korea) 1.88%, 7/18/2021 (a)	4,862	4,877
Piedmont Natural Gas Co., Inc. 3.50%, 6/1/2029	1,700	1,860
Southern California Gas Co. Series XX, 2.55%, 2/1/2030	7,148	7,310
Southern Natural Gas Co. LLC
8.00%, 3/1/2032	2,103	2,942
4.80%, 3/15/2047 (a)	2,649	3,129
Southwest Gas Corp. 3.80%, 9/29/2046	3,595	3,754

		70,756

Health Care Equipment & Supplies — 0.1%
Becton Dickinson and Co.
3.73%, 12/15/2024	710	777
4.67%, 6/6/2047	6,000	7,179
3.79%, 5/20/2050	4,695	5,021
Boston Scientific Corp.
4.00%, 3/1/2029	8,505	9,555
4.55%, 3/1/2039	10,225	12,129
DH Europe Finance II SARL
3.25%, 11/15/2039	7,065	7,335
3.40%, 11/15/2049	3,315	3,465
Zimmer Biomet Holdings, Inc. 3.70%, 3/19/2023	2,694	2,841

		48,302

Health Care Providers & Services — 1.3%
Advocate Health & Hospitals Corp.
Series 2020, 2.21%, 6/15/2030	9,700	9,690
Aetna, Inc.
6.75%, 12/15/2037	2,959	4,259
4.50%, 5/15/2042	1,777	2,066
Anthem, Inc.
3.13%, 5/15/2022	4,004	4,115
3.30%, 1/15/2023	2,354	2,465
4.10%, 3/1/2028	5,485	6,215
4.63%, 5/15/2042	3,477	4,139
4.65%, 1/15/2043	3,394	4,067
4.65%, 8/15/2044	4,149	4,983
Banner Health 1.90%, 1/1/2031	13,950	13,514
BayCare Health System, Inc. Series 2020, 3.83%, 11/15/2050	9,475	10,837
Children’s Hospital Series 2020, 2.93%, 7/15/2050	11,530	10,960
Cigna Corp. 4.80%, 7/15/2046	1,904	2,325
CommonSpirit Health
1.55%, 10/1/2025	6,210	6,281
2.78%, 10/1/2030	6,205	6,336
4.19%, 10/1/2049	5,540	6,055
3.91%, 10/1/2050	6,600	6,918
Cottage Health Obligated Group Series 2020, 3.30%, 11/1/2049	10,450	10,902
CVS Health Corp.
4.30%, 3/25/2028	5,467	6,265
3.25%, 8/15/2029	13,755	14,787
1.88%, 2/28/2031	20,956	19,964
4.88%, 7/20/2035	3,500	4,225
2.70%, 8/21/2040	7,500	6,997
5.05%, 3/25/2048	23,852	29,440
Hackensack Meridian Health, Inc. Series 2020, 2.88%, 9/1/2050	11,100	10,433
Hartford HealthCare Corp. 3.45%, 7/1/2054	23,430	23,944
HCA, Inc.
5.25%, 6/15/2026	27,070	31,471
5.13%, 6/15/2039	4,805	5,843
5.50%, 6/15/2047	9,870	12,400
Laboratory Corp. of America Holdings 3.20%, 2/1/2022	3,409	3,474
Mayo Clinic Series 2016, 4.13%, 11/15/2052	2,975	3,626
MedStar Health, Inc. Series 20A, 3.63%, 8/15/2049	7,365	7,867
Memorial Health Services 3.45%, 11/1/2049	25,595	26,882
Memorial Sloan-Kettering Cancer Center Series 2015, 4.20%, 7/1/2055	3,335	4,032
MidMichigan Health Series 2020, 3.41%, 6/1/2050	5,410	5,554
Mount Sinai Hospitals Group, Inc. Series 2017, 3.98%, 7/1/2048	2,747	3,057
MultiCare Health System 2.80%, 8/15/2050	7,935	7,505
NYU Langone Hospitals Series 2020, 3.38%, 7/1/2055	9,170	9,128
Providence St Joseph Health Obligated Group Series H, 2.75%, 10/1/2026	2,942	3,133

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Quest Diagnostics, Inc.
3.45%, 6/1/2026	1,684	1,858
2.80%, 6/30/2031	7,025	7,234
Texas Health Resources
2.33%, 11/15/2050	6,717	5,849
4.33%, 11/15/2055	4,275	5,356
Trinity Health Corp. Series 2019, 3.43%, 12/1/2048	20,450	21,530
UnitedHealth Group, Inc.
4.63%, 7/15/2035	6,229	7,713
3.50%, 8/15/2039	8,210	8,889
2.75%, 5/15/2040	4,800	4,700
3.25%, 5/15/2051	9,695	9,899
Universal Health Services, Inc. 2.65%, 10/15/2030 (a)	12,470	12,325

		441,507

Hotels, Restaurants & Leisure — 0.1%
Booking Holdings, Inc. 2.75%, 3/15/2023	1,923	2,000
McDonald’s Corp.
4.70%, 12/9/2035	6,540	7,922
4.45%, 3/1/2047	3,210	3,773
Starbucks Corp. 2.55%, 11/15/2030	12,380	12,536

		26,231

Household Durables — 0.1%
Lennar Corp. 4.50%, 4/30/2024	6,800	7,443
MDC Holdings, Inc. 3.85%, 1/15/2030	10,000	10,720

		18,163

Household Products — 0.0% (b)
Kimberly-Clark Corp. 2.75%, 2/15/2026	2,842	3,071
Reckitt Benckiser Treasury Services plc (United Kingdom) 2.38%, 6/24/2022 (a)	9,000	9,183

		12,254

Independent Power and Renewable Electricity Producers — 0.2%
Alexander Funding Trust 1.84%, 11/15/2023 (a)	19,220	19,513
Exelon Generation Co. LLC
3.40%, 3/15/2022	7,048	7,195
3.25%, 6/1/2025	11,035	11,898
6.25%, 10/1/2039	1,985	2,351
5.75%, 10/1/2041	1,665	1,889
PSEG Power LLC 4.15%, 9/15/2021	2,879	2,883
Southern Power Co. 5.15%, 9/15/2041	7,079	8,276
Tri-State Generation and Transmission Association, Inc. 4.25%, 6/1/2046	3,222	3,324

		57,329

Industrial Conglomerates — 0.1%
General Electric Co.
3.63%, 5/1/2030	13,445	14,767
5.88%, 1/14/2038	720	953
Roper Technologies, Inc.
1.40%, 9/15/2027	14,890	14,616
2.00%, 6/30/2030	9,380	9,072

		39,408

Insurance — 1.0%
AIA Group Ltd. (Hong Kong)
3.90%, 4/6/2028 (a)	7,190	7,973
3.60%, 4/9/2029 (a)	5,835	6,372
3.20%, 9/16/2040 (a)	7,535	7,513
AIG SunAmerica Global Financing X 6.90%, 3/15/2032 (a)	8,295	11,656
American Financial Group, Inc. 3.50%, 8/15/2026	8,175	8,901
American International Group, Inc.
3.88%, 1/15/2035	3,407	3,758
4.70%, 7/10/2035	7,065	8,420
4.38%, 1/15/2055	6,799	7,782
Assurant, Inc. 4.20%, 9/27/2023	8,065	8,692
Athene Global Funding
0.95%, 1/8/2024 (a)	16,590	16,668
2.75%, 6/25/2024 (a)	19,000	20,039
1.45%, 1/8/2026 (a)	13,850	13,832
2.95%, 11/12/2026 (a)	37,440	39,934
Berkshire Hathaway Finance Corp.
4.40%, 5/15/2042	13,241	16,135
4.30%, 5/15/2043	2,795	3,383
4.25%, 1/15/2049	8,780	10,498
CNA Financial Corp. 3.95%, 5/15/2024	2,633	2,868
Dai-ichi Life Insurance Co. Ltd. (The) (Japan) (ICE LIBOR USD 3 Month + 3.66%), 4.00%, 7/24/2026 (a) (c) (e) (f)	9,929	10,686
Guardian Life Insurance Co. of America (The)
3.70%, 1/22/2070 (a)	6,450	6,352
4.85%, 1/24/2077 (a)	1,663	2,001
Hartford Financial Services Group, Inc. (The) 4.30%, 4/15/2043	7,410	8,492
Intact US Holdings, Inc. 4.60%, 11/9/2022	8,660	9,092
Jackson National Life Global Funding 3.05%, 4/29/2026 (a)	4,774	5,148
John Hancock Life Insurance Co. 7.38%, 2/15/2024 (a)	1,000	1,172
Liberty Mutual Group, Inc.
4.57%, 2/1/2029 (a)	3,049	3,528
3.95%, 10/15/2050 (a)	6,000	6,265

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Liberty Mutual Insurance Co. 8.50%, 5/15/2025 (a)	1,350	1,671
Lincoln National Corp. 4.00%, 9/1/2023	2,753	2,964
Manulife Financial Corp. (Canada) (USD ICE Swap Rate 5 Year + 1.65%), 4.06%, 2/24/2032 (c)	11,200	12,349
MetLife, Inc. 4.13%, 8/13/2042	2,027	2,344
New York Life Global Funding 3.00%, 1/10/2028 (a)	4,854	5,230
New York Life Insurance Co.
3.75%, 5/15/2050 (a)	9,600	10,233
4.45%, 5/15/2069 (a)	11,250	13,563
Northwestern Mutual Global Funding 1.70%, 6/1/2028 (a)	12,520	12,493
Pacific Life Insurance Co. (ICE LIBOR USD 3 Month + 2.80%), 4.30%, 10/24/2067 (a) (c)	3,766	4,168
Principal Financial Group, Inc. 3.13%, 5/15/2023	794	837
Principal Life Global Funding II 2.38%, 11/21/2021 (a)	1,200	1,212
Progressive Corp. (The) Series B, (ICE LIBOR USD 3 Month + 2.54%), 5.38%, 3/15/2023 (c) (e) (f)	5,240	5,509
Prudential Financial, Inc. 3.91%, 12/7/2047	9,236	10,249
Prudential Insurance Co. of America (The) 8.30%, 7/1/2025 (a)	10,349	13,075
Reliance Standard Life Global Funding II 3.85%, 9/19/2023 (a)	2,595	2,783
Swiss Re Finance Luxembourg SA (Switzerland) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.58%), 5.00%, 4/2/2049 (a) (c)	7,600	8,576
Teachers Insurance & Annuity Association of America
4.90%, 9/15/2044 (a)	3,653	4,531
4.27%, 5/15/2047 (a)	5,480	6,279

		365,226

Internet & Direct Marketing Retail — 0.1%
Amazon.com, Inc.
3.88%, 8/22/2037	9,440	10,846
3.25%, 5/12/2061	7,000	7,019

		17,865

IT Services — 0.0% (b)
DXC Technology Co. 4.25%, 4/15/2024	3,566	3,879
Fiserv, Inc.
3.20%, 7/1/2026	6,035	6,561
4.40%, 7/1/2049	5,835	6,739

		17,179

Life Sciences Tools & Services — 0.0% (b)
Thermo Fisher Scientific, Inc. 2.95%, 9/19/2026	3,564	3,854

Machinery — 0.1%
nVent Finance SARL (United Kingdom) 4.55%, 4/15/2028	6,750	7,278
Parker-Hannifin Corp.
4.45%, 11/21/2044	3,759	4,470
4.10%, 3/1/2047	2,527	2,886
Xylem, Inc.
3.25%, 11/1/2026	1,420	1,555
2.25%, 1/30/2031	7,315	7,238

		23,427

Media — 0.9%
Charter Communications Operating LLC
3.75%, 2/15/2028	10,285	11,189
6.38%, 10/23/2035	4,374	5,714
5.38%, 4/1/2038	4,923	5,864
3.50%, 6/1/2041	12,020	11,467
4.80%, 3/1/2050	13,160	14,443
3.70%, 4/1/2051	19,270	18,098
3.90%, 6/1/2052	9,380	8,992
Comcast Cable Holdings LLC 10.13%, 4/15/2022	1,614	1,751
Comcast Corp.
3.60%, 3/1/2024	4,708	5,118
3.38%, 8/15/2025	2,773	3,040
3.95%, 10/15/2025	3,000	3,368
3.15%, 3/1/2026	10,162	11,093
3.55%, 5/1/2028	6,115	6,791
1.95%, 1/15/2031	10,535	10,213
4.25%, 1/15/2033	16,564	19,331
4.20%, 8/15/2034	3,361	3,898
4.60%, 10/15/2038	11,580	13,944
3.25%, 11/1/2039	19,265	19,864
3.75%, 4/1/2040	8,535	9,366
4.00%, 11/1/2049	5,553	6,269
3.45%, 2/1/2050	6,894	7,168
4.05%, 11/1/2052	2,600	2,963
4.95%, 10/15/2058	7,685	10,154
2.65%, 8/15/2062	8,705	7,544
Cox Communications, Inc.
3.35%, 9/15/2026 (a)	3,046	3,306
1.80%, 10/1/2030 (a)	14,882	13,972
2.95%, 10/1/2050 (a)	8,375	7,504
Discovery Communications LLC
3.63%, 5/15/2030	1,950	2,084
5.20%, 9/20/2047	11,160	13,115
4.00%, 9/15/2055 (a)	6,989	6,919

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Grupo Televisa SAB (Mexico)
4.63%, 1/30/2026	1,494	1,666
6.13%, 1/31/2046	1,332	1,768
Sky Ltd. (United Kingdom) 3.75%, 9/16/2024 (a)	1,654	1,816
TCI Communications, Inc. 7.13%, 2/15/2028	1,199	1,584
Time Warner Cable LLC
6.55%, 5/1/2037	2,327	3,087
7.30%, 7/1/2038	2,197	3,110
6.75%, 6/15/2039	1,794	2,451
5.88%, 11/15/2040	7,325	9,192
5.50%, 9/1/2041	6,940	8,347
Time Warner Entertainment Co. LP 8.38%, 7/15/2033	3,041	4,537
ViacomCBS, Inc.
3.70%, 8/15/2024	2,480	2,694
4.00%, 1/15/2026	4,293	4,781
2.90%, 1/15/2027	2,792	2,950
4.38%, 3/15/2043	6,243	6,790
5.85%, 9/1/2043	4,432	5,733
4.90%, 8/15/2044	2,004	2,336

		327,384

Metals & Mining — 0.5%
Anglo American Capital plc (South Africa)
3.63%, 9/11/2024 (a)	3,283	3,561
2.63%, 9/10/2030 (a)	16,670	16,528
3.95%, 9/10/2050 (a)	5,858	6,089
Barrick Gold Corp. (Canada) 6.45%, 10/15/2035	1,767	2,395
Glencore Finance Canada Ltd. (Switzerland) 4.95%, 11/15/2021 (a)	11,879	12,137
Glencore Funding LLC (Australia)
4.13%, 5/30/2023 (a)	4,240	4,517
4.63%, 4/29/2024 (a)	1,967	2,172
1.63%, 9/1/2025 (a)	30,340	30,630
2.50%, 9/1/2030 (a)	16,105	15,776
Newcrest Finance Pty. Ltd. (Australia) 3.25%, 5/13/2030 (a)	5,845	6,190
Nucor Corp. 2.98%, 12/15/2055 (a)	4,465	4,141
Steel Dynamics, Inc.
2.80%, 12/15/2024	9,805	10,401
3.25%, 10/15/2050	3,519	3,384
Teck Resources Ltd. (Canada) 3.90%, 7/15/2030	9,680	10,347
Vale Overseas Ltd. (Brazil) 3.75%, 7/8/2030	37,542	39,684

		167,952

Multiline Retail — 0.0% (b)
Dollar General Corp. 4.13%, 5/1/2028	5,750	6,509
Nordstrom, Inc. 4.38%, 4/1/2030	7,263	7,453

		13,962

Multi-Utilities — 0.3%
CMS Energy Corp.
3.88%, 3/1/2024	4,360	4,695
3.00%, 5/15/2026	3,458	3,720
2.95%, 2/15/2027	2,426	2,569
3.45%, 8/15/2027	1,250	1,384
Consolidated Edison Co. of New York, Inc.
5.70%, 6/15/2040	2,760	3,644
Series 2017, 3.88%, 6/15/2047	3,355	3,623
4.50%, 5/15/2058	1,724	2,017
Consumers Energy Co. 3.25%, 8/15/2046	2,150	2,221
Delmarva Power & Light Co. 4.00%, 6/1/2042	1,478	1,632
Dominion Energy, Inc.
Series B, 2.75%, 1/15/2022	3,973	4,027
Series D, 2.85%, 8/15/2026	1,927	2,056
Series F, 5.25%, 8/1/2033	5,067	6,275
7.00%, 6/15/2038	1,076	1,559
Series C, 4.90%, 8/1/2041	1,840	2,264
New York State Electric & Gas Corp. 3.25%, 12/1/2026 (a)	2,326	2,538
NiSource, Inc.
2.95%, 9/1/2029	7,940	8,313
5.80%, 2/1/2042	6,726	8,837
Public Service Enterprise Group, Inc. 1.60%, 8/15/2030	15,540	14,558
San Diego Gas & Electric Co.
6.00%, 6/1/2026	1,852	2,274
Series FFF, 6.13%, 9/15/2037	973	1,291
3.95%, 11/15/2041	2,690	2,906
Sempra Energy 4.05%, 12/1/2023	2,348	2,529
Southern Co. Gas Capital Corp.
3.50%, 9/15/2021	4,609	4,614
2.45%, 10/1/2023	1,889	1,967
3.25%, 6/15/2026	1,690	1,834
5.88%, 3/15/2041	10,518	14,305
4.40%, 6/1/2043	1,392	1,592
3.95%, 10/1/2046	2,136	2,284
WEC Energy Group, Inc. 3.55%, 6/15/2025	5,885	6,434

		117,962

Oil, Gas & Consumable Fuels — 3.0%
ANR Pipeline Co. 9.63%, 11/1/2021	2,933	3,044
APT Pipelines Ltd. (Australia)
4.20%, 3/23/2025 (a)	2,000	2,192
4.25%, 7/15/2027 (a)	7,325	8,192

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
BG Energy Capital plc (United Kingdom) 5.13%, 10/15/2041 (a)	5,781	7,406
Boardwalk Pipelines LP
4.45%, 7/15/2027	3,425	3,880
4.80%, 5/3/2029	6,595	7,515
BP Capital Markets America, Inc.
3.25%, 5/6/2022	2,273	2,338
3.41%, 2/11/2026	8,485	9,349
3.02%, 1/16/2027	10,588	11,439
1.75%, 8/10/2030	10,495	10,065
2.94%, 6/4/2051	25,080	23,179
BP Capital Markets plc (United Kingdom)
3.51%, 3/17/2025	4,509	4,966
3.28%, 9/19/2027	11,924	13,074
Buckeye Partners LP
5.85%, 11/15/2043	11,805	11,451
5.60%, 10/15/2044	6,000	5,769
Cheniere Corpus Christi Holdings LLC
5.88%, 3/31/2025	3,650	4,194
5.13%, 6/30/2027	7,481	8,679
3.70%, 11/15/2029	14,530	15,606
Chevron USA, Inc.
8.00%, 4/1/2027	1,300	1,780
6.00%, 3/1/2041	5,910	8,468
5.25%, 11/15/2043	4,720	6,251
5.05%, 11/15/2044	4,075	5,295
ConocoPhillips
3.75%, 10/1/2027 (a)	5,000	5,622
Devon Energy Corp. 5.60%, 7/15/2041	6,575	7,926
Diamondback Energy, Inc.
4.75%, 5/31/2025	27,227	30,824
3.25%, 12/1/2026	7,894	8,497
Ecopetrol SA (Colombia)
5.88%, 9/18/2023	2,575	2,781
4.13%, 1/16/2025	3,333	3,487
5.38%, 6/26/2026	5,409	5,938
Enable Midstream Partners LP
4.40%, 3/15/2027	2,695	2,975
4.95%, 5/15/2028	4,315	4,884
4.15%, 9/15/2029	5,836	6,285
5.00%, 5/15/2044 (g)	10,000	10,426
Energy Transfer LP
4.65%, 2/15/2022	600	617
2.90%, 5/15/2025	12,186	12,835
4.75%, 1/15/2026	6,380	7,155
3.90%, 7/15/2026	9,761	10,672
7.50%, 7/1/2038	2,695	3,673
6.05%, 6/1/2041	4,475	5,407
6.10%, 2/15/2042	7,220	8,595
5.95%, 10/1/2043	3,950	4,700
5.30%, 4/1/2044	1,840	2,030
6.25%, 4/15/2049	5,655	7,058
5.00%, 5/15/2050	16,280	17,980
Eni SpA (Italy)
Series X-R, 4.00%, 9/12/2023 (a)	3,145	3,373
5.70%, 10/1/2040 (a)	4,843	6,050
Eni USA, Inc. (Italy) 7.30%, 11/15/2027	4,040	5,273
Enterprise Products Operating LLC
3.90%, 2/15/2024	2,687	2,906
3.70%, 2/15/2026	3,040	3,379
3.95%, 2/15/2027	2,705	3,031
Series J, 5.75%, 3/1/2035	2,509	3,129
7.55%, 4/15/2038	455	682
5.95%, 2/1/2041	1,259	1,679
4.45%, 2/15/2043	455	515
5.10%, 2/15/2045	1,758	2,148
4.95%, 10/15/2054	1,189	1,410
EQM Midstream Partners LP 5.50%, 7/15/2028	7,500	8,007
EQT Corp. 3.90%, 10/1/2027	4,517	4,824
Equinor ASA (Norway)
3.25%, 11/10/2024	3,461	3,764
2.88%, 4/6/2025	5,765	6,185
Exxon Mobil Corp.
2.99%, 3/19/2025	22,020	23,773
3.00%, 8/16/2039	14,245	14,221
4.11%, 3/1/2046	2,726	3,094
3.10%, 8/16/2049	17,965	17,515
Flex Intermediate Holdco LLC
3.36%, 6/30/2031 (a)	13,075	13,086
4.32%, 12/30/2039 (a)	9,235	9,267
Galaxy Pipeline Assets Bidco Ltd. (United Arab Emirates) 2.94%, 9/30/2040 (a)	16,650	16,442
Gray Oak Pipeline LLC
2.00%, 9/15/2023 (a)	9,310	9,503
2.60%, 10/15/2025 (a)	23,174	23,877
3.45%, 10/15/2027 (a)	8,120	8,498
Hess Corp. 6.00%, 1/15/2040	9,098	11,379
HollyFrontier Corp.
2.63%, 10/1/2023	21,813	22,549
5.88%, 4/1/2026	14,175	16,361
Kinder Morgan, Inc.
2.00%, 2/15/2031	9,740	9,205
5.05%, 2/15/2046	6,000	7,020
3.25%, 8/1/2050	11,370	10,436
Magellan Midstream Partners LP
3.20%, 3/15/2025	2,338	2,479
4.20%, 12/1/2042	2,987	3,099
5.15%, 10/15/2043	7,133	8,590
Marathon Petroleum Corp.
4.50%, 5/1/2023	15,924	17,049
3.63%, 9/15/2024	3,980	4,307

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
4.70%, 5/1/2025	9,566	10,837
6.50%, 3/1/2041	8,270	11,209
MPLX LP
4.50%, 7/15/2023	8,800	9,432
4.00%, 2/15/2025	4,575	5,021
4.13%, 3/1/2027	3,626	4,062
4.80%, 2/15/2029	6,825	7,912
2.65%, 8/15/2030	9,164	9,108
4.50%, 4/15/2038	8,393	9,300
5.20%, 3/1/2047	2,341	2,756
5.30%, 12/1/2047	5,300	6,196
NGPL PipeCo LLC 3.25%, 7/15/2031 (a)	8,283	8,395
NOVA Gas Transmission Ltd. (Canada) 7.88%, 4/1/2023	5,000	5,636
ONEOK Partners LP
3.38%, 10/1/2022	1,164	1,200
5.00%, 9/15/2023	2,576	2,796
6.65%, 10/1/2036	1,825	2,390
ONEOK, Inc.
4.25%, 2/1/2022	6,965	7,075
5.85%, 1/15/2026	4,700	5,572
3.40%, 9/1/2029	8,395	8,834
Phillips 66 4.88%, 11/15/2044	665	799
Phillips 66 Partners LP
3.55%, 10/1/2026	1,453	1,581
3.15%, 12/15/2029	8,545	8,858
4.90%, 10/1/2046	3,078	3,517
Pioneer Natural Resources Co. 1.90%, 8/15/2030	18,050	16,991
Plains All American Pipeline LP
4.65%, 10/15/2025	3,925	4,391
5.15%, 6/1/2042	18,910	20,156
4.70%, 6/15/2044	9,300	9,513
Sabine Pass Liquefaction LLC
5.63%, 3/1/2025	3,765	4,324
5.00%, 3/15/2027	9,360	10,840
4.50%, 5/15/2030	5,000	5,668
Saudi Arabian Oil Co. (Saudi Arabia)
1.25%, 11/24/2023 (a)	1,320	1,334
1.63%, 11/24/2025 (a)	4,660	4,719
Spectra Energy Partners LP
5.95%, 9/25/2043	1,801	2,362
Suncor Energy, Inc. (Canada)
5.95%, 12/1/2034	11,584	14,888
6.80%, 5/15/2038	3,677	5,152
TC PipeLines LP
3.90%, 5/25/2027	2,870	3,163
Tennessee Gas Pipeline Co. LLC 2.90%, 3/1/2030 (a)	11,080	11,281
Texas Eastern Transmission LP
2.80%, 10/15/2022 (a)	6,209	6,358
3.50%, 1/15/2028 (a)	908	977
Total Capital International SA (France)
3.46%, 2/19/2029	3,040	3,345
2.99%, 6/29/2041	21,000	20,707
3.46%, 7/12/2049	12,800	13,294
3.13%, 5/29/2050	20,230	19,575
TransCanada PipeLines Ltd. (Canada)
4.88%, 1/15/2026	4,155	4,799
6.20%, 10/15/2037	6,345	8,397
4.75%, 5/15/2038	7,750	9,040
Valero Energy Corp.
2.70%, 4/15/2023	9,250	9,621
1.20%, 3/15/2024	17,940	18,144
2.15%, 9/15/2027	14,850	14,926
7.50%, 4/15/2032	1,081	1,484
Williams Cos., Inc. (The)
3.90%, 1/15/2025	3,506	3,846
4.85%, 3/1/2048	5,487	6,340

		1,040,725

Pharmaceuticals — 0.7%
AstraZeneca plc (United Kingdom)
6.45%, 9/15/2037	4,250	6,186
4.00%, 9/18/2042	4,270	4,893
Bristol-Myers Squibb Co.
3.20%, 6/15/2026	12,138	13,351
3.90%, 2/20/2028	10,610	12,061
3.40%, 7/26/2029	13,631	15,088
1.45%, 11/13/2030	7,420	7,049
4.13%, 6/15/2039	7,096	8,366
5.00%, 8/15/2045	5,231	6,861
4.55%, 2/20/2048	6,500	8,138
Mylan, Inc.
3.13%, 1/15/2023 (a)	3,886	4,037
5.40%, 11/29/2043	5,800	6,985
Royalty Pharma plc
0.75%, 9/2/2023 (a)	9,830	9,835
1.20%, 9/2/2025 (a)	8,570	8,502
1.75%, 9/2/2027 (a)	8,570	8,488
3.30%, 9/2/2040 (a)	12,050	11,701
3.55%, 9/2/2050 (a)	10,980	10,528
Shire Acquisitions Investments Ireland DAC
2.88%, 9/23/2023	4,909	5,154
3.20%, 9/23/2026	26,941	29,433
Takeda Pharmaceutical Co. Ltd. (Japan)
5.00%, 11/26/2028	8,565	10,226
2.05%, 3/31/2030	1,200	1,171
3.03%, 7/9/2040	12,520	12,255
3.18%, 7/9/2050	11,100	10,629
3.38%, 7/9/2060	8,505	8,289
Utah Acquisition Sub, Inc. 3.95%, 6/15/2026	4,153	4,594
Viatris, Inc. 3.85%, 6/22/2040 (a)	8,499	8,777

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
4.00%, 6/22/2050 (a)	1,732	1,755
Wyeth LLC 6.45%, 2/1/2024	708	821
Zoetis, Inc. 2.00%, 5/15/2030	12,880	12,582

		247,755

Real Estate Management & Development — 0.0% (b)
Ontario Teachers’ Cadillac Fairview Properties Trust (Canada)
3.13%, 3/20/2022 (a)	6,257	6,381
3.88%, 3/20/2027 (a)	6,562	7,256

		13,637

Road & Rail — 0.3%
Burlington Northern Santa Fe LLC
3.75%, 4/1/2024	2,365	2,566
7.29%, 6/1/2036	1,166	1,750
5.75%, 5/1/2040	3,244	4,436
5.40%, 6/1/2041	9,266	12,323
4.40%, 3/15/2042	2,010	2,398
4.38%, 9/1/2042	4,018	4,802
5.15%, 9/1/2043	3,380	4,463
4.70%, 9/1/2045	3,150	3,952
3.55%, 2/15/2050	5,584	6,026
CSX Corp.
5.50%, 4/15/2041	3,498	4,580
4.75%, 5/30/2042	1,516	1,863
4.75%, 11/15/2048	8,165	10,053
3.35%, 9/15/2049	2,710	2,736
ERAC USA Finance LLC
4.50%, 8/16/2021 (a)	3,474	3,504
2.60%, 12/1/2021 (a)	3,010	3,038
7.00%, 10/15/2037 (a)	425	620
5.63%, 3/15/2042 (a)	3,104	4,125
JB Hunt Transport Services, Inc. 3.88%, 3/1/2026	8,420	9,391
Norfolk Southern Corp.
5.59%, 5/17/2025	51	60
3.95%, 10/1/2042	2,888	3,177
4.05%, 8/15/2052	5,192	5,878
Penske Truck Leasing Co. LP
4.13%, 8/1/2023 (a)	5,795	6,211
3.95%, 3/10/2025 (a)	3,095	3,393
4.20%, 4/1/2027 (a)	2,525	2,844
Union Pacific Corp.
3.95%, 8/15/2059	6,000	6,498
4.10%, 9/15/2067	1,962	2,163

		112,850

Semiconductors & Semiconductor Equipment — 0.7%
Analog Devices, Inc.
3.13%, 12/5/2023	2,317	2,459
4.50%, 12/5/2036	2,505	2,887
Broadcom Corp. 3.88%, 1/15/2027	16,459	18,082
Broadcom, Inc.
4.25%, 4/15/2026	20,155	22,580
4.11%, 9/15/2028	15,279	16,881
4.75%, 4/15/2029	28,740	32,873
4.15%, 11/15/2030	7,500	8,211
2.45%, 2/15/2031 (a)	31,809	30,548
Marvell Technology, Inc. 2.45%, 4/15/2028 (a)	7,790	7,840
Microchip Technology, Inc.
0.97%, 2/15/2024 (a)	17,350	17,382
0.98%, 9/1/2024 (a)	24,500	24,521
NXP BV (China)
2.50%, 5/11/2031 (a)	23,775	23,891
3.25%, 5/11/2041 (a)	24,465	24,475

		232,630

Software — 0.4%
Citrix Systems, Inc. 1.25%, 3/1/2026	6,125	6,050
Microsoft Corp.
3.50%, 2/12/2035	3,459	3,913
2.92%, 3/17/2052	10,516	10,525
3.04%, 3/17/2062	1,820	1,831
Oracle Corp.
2.40%, 9/15/2023	7,023	7,317
2.95%, 5/15/2025	14,625	15,635
2.30%, 3/25/2028	31,995	32,675
4.30%, 7/8/2034	969	1,105
3.90%, 5/15/2035	1,952	2,133
3.85%, 7/15/2036	9,478	10,270
3.60%, 4/1/2040	10,434	10,626
3.65%, 3/25/2041	19,515	19,894
4.00%, 7/15/2046	8,872	9,254
3.60%, 4/1/2050	10,500	10,336
VMware, Inc. 2.95%, 8/21/2022	10,109	10,398

		151,962

Specialty Retail — 0.1%
AutoZone, Inc.
1.65%, 1/15/2031	12,180	11,337
Lowe’s Cos., Inc.
3.65%, 4/5/2029	12,563	13,874
1.70%, 10/15/2030	2,600	2,459
2.63%, 4/1/2031	4,000	4,065
3.00%, 10/15/2050	7,130	6,703
O’Reilly Automotive, Inc.
3.60%, 9/1/2027	4,715	5,243
1.75%, 3/15/2031	7,135	6,731

		50,412

Technology Hardware, Storage & Peripherals — 0.4%
Apple, Inc.
3.20%, 5/13/2025	12,828	14,035
3.25%, 2/23/2026	798	879
2.45%, 8/4/2026	5,261	5,606
3.00%, 6/20/2027	2,880	3,177
3.45%, 2/9/2045	14,187	15,178
3.85%, 8/4/2046	3,512	3,976
3.75%, 9/12/2047	13,570	15,252

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
3.75%, 11/13/2047	1,600	1,810
Dell International LLC
5.45%, 6/15/2023 (a)	7,560	8,228
6.02%, 6/15/2026 (a)	25,413	30,296
4.90%, 10/1/2026 (a)	8,190	9,402
5.30%, 10/1/2029 (a)	6,000	7,104
HP, Inc. 3.00%, 6/17/2027	11,105	11,918

		126,861

Thrifts & Mortgage Finance — 0.2%
BPCE SA (France)
4.63%, 7/11/2024 (a)	11,600	12,812
1.00%, 1/20/2026 (a)	20,500	20,291
(SOFR + 1.52%), 1.65%, 10/6/2026 (a) (c)	11,406	11,488
3.38%, 12/2/2026	4,230	4,644
(SOFR + 1.31%), 2.28%, 1/20/2032 (a) (c)	15,245	14,786
Nationwide Building Society (United Kingdom) 1.00%, 8/28/2025 (a)	8,810	8,734

		72,755

Tobacco — 0.2%
Altria Group, Inc. 2.45%, 2/4/2032	27,925	26,439
BAT Capital Corp. (United Kingdom)
3.56%, 8/15/2027	10,000	10,623
2.26%, 3/25/2028	14,000	13,776
3.73%, 9/25/2040	8,470	7,961
4.54%, 8/15/2047	5,515	5,519
3.98%, 9/25/2050	13,170	12,239
BAT International Finance plc (United Kingdom) 1.67%, 3/25/2026	11,000	10,977

		87,534

Trading Companies & Distributors — 0.4%
Air Lease Corp.
2.63%, 7/1/2022	7,986	8,153
2.30%, 2/1/2025	9,600	9,899
3.25%, 3/1/2025	6,266	6,644
3.38%, 7/1/2025	15,102	16,214
2.88%, 1/15/2026	18,710	19,607
3.75%, 6/1/2026	3,734	4,041
1.88%, 8/15/2026	15,645	15,587
3.25%, 10/1/2029	15,000	15,268
Aviation Capital Group LLC
3.88%, 5/1/2023 (a)	7,665	8,035
5.50%, 12/15/2024 (a)	19,502	21,986
BOC Aviation Ltd. (Singapore)
2.75%, 9/18/2022 (a)	3,000	3,057
3.50%, 10/10/2024 (a)	7,945	8,485
International Lease Finance Corp.
8.63%, 1/15/2022	11,894	12,465
5.88%, 8/15/2022	3,867	4,106
WW Grainger, Inc. 4.60%, 6/15/2045	4,364	5,419

		158,966

Transportation Infrastructure — 0.0% (b)
Sydney Airport Finance Co. Pty. Ltd. (Australia) 3.38%, 4/30/2025 (a)	7,000	7,521

Water Utilities — 0.0% (b)
American Water Capital Corp.
3.45%, 6/1/2029	5,250	5,769
6.59%, 10/15/2037	3,354	4,860
4.00%, 12/1/2046	2,241	2,508

		13,137

Wireless Telecommunication Services — 0.6%
America Movil SAB de CV (Mexico)
3.13%, 7/16/2022	3,250	3,342
3.63%, 4/22/2029	12,995	14,159
4.38%, 4/22/2049	8,284	9,779
Rogers Communications, Inc. (Canada) 4.35%, 5/1/2049	9,230	10,312
T-Mobile USA, Inc.
1.50%, 2/15/2026	34,345	34,423
3.75%, 4/15/2027	31,500	34,628
2.05%, 2/15/2028	33,720	33,566
3.88%, 4/15/2030	25,095	27,506
3.00%, 2/15/2041	13,130	12,313
Vodafone Group plc (United Kingdom)
5.25%, 5/30/2048	7,449	9,392
4.88%, 6/19/2049	16,825	20,270

		209,690

TOTAL CORPORATE BONDS (Cost $10,231,232)		10,740,826

U.S. TREASURY OBLIGATIONS — 21.3%
U.S. Treasury Bonds
8.00%, 11/15/2021	9,475	9,816
1.88%, 2/15/2041	222,530	210,743
2.75%, 11/15/2042	154,890	168,872
3.13%, 2/15/2043	18,180	21,032
3.63%, 8/15/2043	113,140	141,164
3.75%, 11/15/2043	264,249	336,091
3.63%, 2/15/2044	154,280	192,983
3.00%, 11/15/2044	50,821	57,727
2.50%, 2/15/2046	70,000	72,885
2.25%, 8/15/2046	144,932	143,828
3.00%, 2/15/2048	78,220	89,467
3.13%, 5/15/2048	43,243	50,628
2.88%, 5/15/2049	12,946	14,531
2.25%, 8/15/2049	180,150	178,299
2.38%, 11/15/2049	23,830	24,238

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
2.00%, 2/15/2050	73,113	68,461
1.25%, 5/15/2050	5,250	4,068
1.38%, 8/15/2050	35,000	28,021
1.63%, 11/15/2050	70,000	59,806
1.88%, 2/15/2051	315,095	286,490
2.38%, 5/15/2051	3,850	3,925
U.S. Treasury Inflation Indexed Bonds
1.75%, 1/15/2028	2,100	3,237
3.63%, 4/15/2028	9,066	20,197
2.50%, 1/15/2029	3,587	5,736
U.S. Treasury Inflation Indexed Notes 0.13%, 1/15/2022	22,231	26,653
U.S. Treasury Notes
1.13%, 9/30/2021	125,620	126,073
2.88%, 10/15/2021	100,000	101,055
1.75%, 11/30/2021	70,000	70,591
1.75%, 2/28/2022	202,070	204,619
1.63%, 8/31/2022	150,000	152,854
2.00%, 10/31/2022	13,000	13,346
1.75%, 1/31/2023	70,000	71,887
1.50%, 2/28/2023	210,000	214,978
1.75%, 5/15/2023	133,400	137,548
2.75%, 5/31/2023	187,366	197,064
1.38%, 8/31/2023	20,000	20,534
0.13%, 10/15/2023	150,000	149,766
2.63%, 12/31/2023	150,000	159,229
2.75%, 2/15/2024	25,000	26,686
2.13%, 2/29/2024	4,955	5,208
2.50%, 5/15/2024	2,000	2,130
2.13%, 9/30/2024	25,000	26,431
2.25%, 11/15/2024	3,021	3,210
1.75%, 12/31/2024	108,232	113,183
2.00%, 2/15/2025	155,000	163,592
2.88%, 4/30/2025	4,925	5,372
2.13%, 5/15/2025	100,000	106,152
2.88%, 5/31/2025	40,158	43,835
2.00%, 8/15/2025	141,304	149,451
2.25%, 11/15/2025	110,049	117,649
0.50%, 2/28/2026	263,960	260,824
2.00%, 11/15/2026	10,000	10,570
1.75%, 12/31/2026	78,092	81,517
0.38%, 9/30/2027	31,575	30,110
1.25%, 3/31/2028	150,160	150,277
1.25%, 4/30/2028	85,520	85,493
2.88%, 5/15/2028	7,030	7,791
U.S. Treasury STRIPS Bonds
3.66%, 8/15/2021 (h)	68,421	68,418
3.16%, 2/15/2022 (h)	165,423	165,370
2.66%, 5/15/2022 (h)	149,456	149,384
2.08%, 11/15/2022 (h)	237,280	236,870
3.35%, 2/15/2023 (h)	254,322	253,745
3.05%, 5/15/2023 (h)	277,105	276,386
2.58%, 8/15/2023 (h)	127,910	127,398
2.67%, 11/15/2023 (h)	30,767	30,595
2.18%, 2/15/2024 (h)	117,209	116,341
2.93%, 5/15/2024 (h)	67,278	66,606
3.19%, 8/15/2024 (h)	51,591	50,911
4.86%, 11/15/2024 (h)	33,200	32,672
6.69%, 2/15/2025 (h)	6,601	6,465
5.32%, 2/15/2026 (h)	6,700	6,432
5.37%, 5/15/2026 (h)	24,999	23,921
0.68%, 11/15/2026 (h)	10,990	10,387
1.34%, 11/15/2027 (h)	50,000	46,051
1.65%, 8/15/2029 (h)	100,000	87,733
1.77%, 11/15/2030 (h)	100,000	84,758
4.48%, 5/15/2032 (h)	113,297	91,951
3.48%, 8/15/2032 (h)	149,800	120,658
3.78%, 11/15/2032 (h)	122,788	98,232
3.98%, 2/15/2033 (h)	36,300	28,884
4.08%, 5/15/2033 (h)	108,105	85,383
5.79%, 8/15/2033 (h)	24,963	19,580
6.42%, 11/15/2033 (h)	33,709	26,243

TOTAL U.S. TREASURY OBLIGATIONS (Cost $7,252,123)		7,539,297

MORTGAGE-BACKED SECURITIES -16.5%
FHLMC
Pool # 785618, ARM, 2.50%, 7/1/2026 (i)	23	23
Pool # 611141, ARM, 2.23%, 1/1/2027 (i)	21	21
Pool # 846812, ARM, 2.41%, 4/1/2030 (i)	7	7
Pool # 789758, ARM, 2.52%, 9/1/2032 (i)	28	28
Pool # 847621, ARM, 2.41%, 5/1/2033 (i)	630	668
Pool # 781087, ARM, 2.36%, 12/1/2033 (i)	127	129
Pool # 1B1665, ARM, 2.07%, 4/1/2034 (i)	108	109
Pool # 782870, ARM, 2.62%, 9/1/2034 (i)	553	590
Pool # 782979, ARM, 2.37%, 1/1/2035 (i)	756	806
Pool # 782980, ARM, 2.37%, 1/1/2035 (i)	220	232
Pool # 1G3591, ARM, 2.29%, 8/1/2035 (i)	49	49
Pool # 1Q0007, ARM, 2.38%, 12/1/2035 (i)	154	157
Pool # 1Q0025, ARM, 2.21%, 2/1/2036 (i)	81	85
Pool # 848431, ARM, 2.41%, 2/1/2036 (i)	294	309
Pool # 1G1861, ARM, 2.41%, 3/1/2036 (i)	421	450

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Pool # 1J1380, ARM, 2.88%, 3/1/2036 (i)	254		272
Pool # 1L1286, ARM, 2.37%, 5/1/2036 (i)	219		232
Pool # 1H2618, ARM, 2.57%, 5/1/2036 (i)	378		404
Pool # 1G2415, ARM, 2.61%, 5/1/2036 (i)	59		63
Pool # 1G2557, ARM, 2.45%, 6/1/2036 (i)	1,110		1,183
Pool # 848068, ARM, 2.45%, 6/1/2036 (i)	510		511
Pool # 1A1082, ARM, 2.01%, 7/1/2036 (i)	270		282
Pool # 848365, ARM, 2.56%, 7/1/2036 (i)	203		216
Pool # 1H2623, ARM, 2.63%, 7/1/2036 (i)	132		141
Pool # 1N0206, ARM, 1.95%, 8/1/2036 (i)	722		753
Pool # 1A1085, ARM, 1.97%, 8/1/2036 (i)	273		284
Pool # 1B7242, ARM, 2.47%, 9/1/2036 (i)	677		721
Pool # 1Q0105, ARM, 2.60%, 9/1/2036 (i)	356		377
Pool # 1N0249, ARM, 1.95%, 10/1/2036 (i)	251		255
Pool # 1A1096, ARM, 1.98%, 10/1/2036 (i)	608		634
Pool # 1A1097, ARM, 2.09%, 10/1/2036 (i)	248		260
Pool # 1G2539, ARM, 2.15%, 10/1/2036 (i)	114		115
Pool # 1K0046, ARM, 2.48%, 10/1/2036 (i)	284		287
Pool # 1J1348, ARM, 2.74%, 10/1/2036 (i)	200		202
Pool # 1J1378, ARM, 2.01%, 11/1/2036 (i)	318		336
Pool # 1G2671, ARM, 2.07%, 11/1/2036 (i)	105		106
Pool # 1Q0737, ARM, 2.33%, 11/1/2036 (i)	251		254
Pool # 848115, ARM, 2.41%, 11/1/2036 (i)	176		185
Pool # 782760, ARM, 2.49%, 11/1/2036 (i)	647		690
Pool # 1J1419, ARM, 2.04%, 12/1/2036 (i)	968		1,020
Pool # 1J1418, ARM, 2.06%, 12/1/2036 (i)	35		36
Pool # 1J1634, ARM, 2.27%, 12/1/2036 (i)	1,156		1,224
Pool # 1G1386, ARM, 2.31%, 12/1/2036 (i)	382		400
Pool # 1J1399, ARM, 2.58%, 12/1/2036 (i)	16		16
Pool # 1N1511, ARM, 1.91%, 1/1/2037 (i)	93		93
Pool # 1G1478, ARM, 2.16%, 1/1/2037 (i)	167		170
Pool # 1J1516, ARM, 2.07%, 2/1/2037 (i)	76		80
Pool # 1J0282, ARM, 2.26%, 2/1/2037 (i)	36		37
Pool # 1G1554, ARM, 2.28%, 2/1/2037 (i)	135		137
Pool # 1N0353, ARM, 2.36%, 2/1/2037 (i)	235		241
Pool # 1J1543, ARM, 2.48%, 2/1/2037 (i)	23		23
Pool # 1Q0739, ARM, 2.15%, 3/1/2037 (i)	577		605
Pool # 1B7303, ARM, 2.80%, 3/1/2037 (i)	35		35
Pool # 1J0399, ARM, 2.28%, 4/1/2037 (i)	14		14
Pool # 1J1564, ARM, 2.35%, 4/1/2037 (i)	231		231
Pool # 1Q0697, ARM, 1.82%, 5/1/2037 (i)	498		518
Pool # 1A1193, ARM, 2.26%, 5/1/2037 (i)	397		400
Pool # 1N1477, ARM, 2.26%, 5/1/2037 (i)	127		134
Pool # 1N1463, ARM, 2.37%, 5/1/2037 (i)	23		23
Pool # 1Q0783, ARM, 2.41%, 5/1/2037 (i)	391		396
Pool # 1J1621, ARM, 2.43%, 5/1/2037 (i)	325		349
Pool # 1J0533, ARM, 2.71%, 7/1/2037 (i)	100		101
Pool # 1J2945, ARM, 2.37%, 11/1/2037 (i)	44		44
Pool # 1Q0722, ARM, 2.46%, 4/1/2038 (i)	285		305
Pool # 1Q0789, ARM, 2.23%, 5/1/2038 (i)	81		83
Pool # 848699, ARM, 2.55%, 7/1/2040 (i)	240		254
FHLMC Gold Pools, 15 Year
Pool # G13012, 6.00%, 3/1/2022	—	(j)	—	(j)
Pool # G12825, 6.50%, 3/1/2022	1		1
Pool # G13603, 5.50%, 2/1/2024	10		10
FHLMC Gold Pools, 20 Year
Pool # C91158, 6.50%, 1/1/2028	209		228
Pool # C91417, 3.50%, 1/1/2032	2,931		3,136
Pool # C91403, 3.50%, 3/1/2032	1,144		1,223

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
FHLMC Gold Pools, 30 Year
Pool # G00245, 8.00%, 8/1/2024	2		3
Pool # C00376, 8.00%, 11/1/2024	2		2
Pool # C00414, 7.50%, 8/1/2025	5		5
Pool # C00452, 7.00%, 4/1/2026	6		7
Pool # G00981, 8.50%, 7/1/2028	13		15
Pool # G02210, 7.00%, 12/1/2028	206		231
Pool # C47315, 6.50%, 8/1/2029	612		704
Pool # G03029, 6.00%, 10/1/2029	66		74
Pool # A88871, 7.00%, 1/1/2031	197		223
Pool # C68485, 7.00%, 7/1/2032	24		28
Pool # G01448, 7.00%, 8/1/2032	34		39
Pool # C75791, 5.50%, 1/1/2033	295		337
Pool # A13625, 5.50%, 10/1/2033	238		277
Pool # A16107, 6.00%, 12/1/2033	92		103
Pool # G01864, 5.00%, 1/1/2034	163		187
Pool # A17537, 6.00%, 1/1/2034	178		210
Pool # A23139, 5.00%, 6/1/2034	484		553
Pool # A61572, 5.00%, 9/1/2034	559		642
Pool # A28796, 6.50%, 11/1/2034	51		60
Pool # G03369, 6.50%, 1/1/2035	605		681
Pool # A70350, 5.00%, 3/1/2035	155		172
Pool # A46987, 5.50%, 7/1/2035	512		591
Pool # G05713, 6.50%, 12/1/2035	384		441
Pool # G03777, 5.00%, 11/1/2036	391		446
Pool # C02660, 6.50%, 11/1/2036	112		133
Pool # G02427, 5.50%, 12/1/2036	209		243
Pool # A57681, 6.00%, 12/1/2036	43		51
Pool # G02682, 7.00%, 2/1/2037	52		61
Pool # G04949, 6.50%, 11/1/2037	281		334
Pool # G03666, 7.50%, 1/1/2038	415		489
Pool # G04952, 7.50%, 1/1/2038	265		321
Pool # G04077, 6.50%, 3/1/2038	379		454
Pool # G05671, 5.50%, 8/1/2038	427		497
Pool # G05190, 7.50%, 9/1/2038	214		248
Pool # C03466, 5.50%, 3/1/2040	158		183
Pool # A93383, 5.00%, 8/1/2040	1,528		1,738
Pool # A93511, 5.00%, 8/1/2040	6,165		7,052
Pool # G06493, 4.50%, 5/1/2041	11,146		12,474
Pool # V80351, 3.00%, 8/1/2043	18,548		19,913
Pool # Q52834, 4.00%, 12/1/2047	2,323		2,489
Pool # Q57995, 5.00%, 8/1/2048	10,813		11,966
Pool # Q61104, 4.00%, 1/1/2049	2,100		2,246
Pool # Q61107, 4.00%, 1/1/2049	3,006		3,266
FHLMC Gold Pools, Other
Pool # G80341, 10.00%, 3/17/2026	—	(j)	—	(j)
Pool # P20570, 7.00%, 7/1/2029	7		8
Pool # G20027, 10.00%, 10/1/2030	47		51
Pool # B90491, 7.50%, 1/1/2032	505		579
Pool # U80192, 3.50%, 2/1/2033	1,228		1,323
Pool # U80342, 3.50%, 5/1/2033	1,480		1,593
Pool # U80345, 3.50%, 5/1/2033	4,402		4,740
Pool # L10221, 6.00%, 1/1/2034	50		52
Pool # P50523, 6.50%, 12/1/2035	95		100
Pool # H05030, 6.00%, 11/1/2036	59		64
Pool # L10291, 6.50%, 11/1/2036	1,257		1,460
Pool # P51353, 6.50%, 11/1/2036	879		1,019
Pool # P50595, 6.50%, 12/1/2036	1,548		1,850
Pool # P51361, 6.50%, 12/1/2036	694		831
Pool # G20028, 7.50%, 12/1/2036	1,632		1,852

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Pool # P50531, 6.50%, 1/1/2037	103	112
Pool # P51251, 6.50%, 1/1/2037	51	53
Pool # P50536, 6.50%, 2/1/2037	70	73
Pool # P50556, 6.50%, 6/1/2037	45	47
Pool # U90690, 3.50%, 6/1/2042	15,069	16,339
Pool # U90975, 4.00%, 6/1/2042	10,369	11,403
Pool # T65101, 4.00%, 10/1/2042	358	377
Pool # U90402, 3.50%, 11/1/2042	760	823
Pool # U90673, 4.00%, 1/1/2043	1,438	1,588
Pool # U91192, 4.00%, 4/1/2043	2,969	3,278
Pool # U91488, 3.50%, 5/1/2043	1,857	2,014
Pool # U99051, 3.50%, 6/1/2043	4,622	4,996
Pool # U99134, 4.00%, 1/1/2046	47,857	52,810
Pool # U69030, 4.50%, 1/1/2046	17,620	19,475
FHLMC UMBS, 20 Year Pool # SC0104, 3.50%, 8/1/2035	13,125	14,025
FHLMC UMBS, 30 Year
Pool # ZT2212, 4.00%, 9/1/2048	9,037	9,647
Pool # QA0149, 4.00%, 6/1/2049	6,021	6,451
Pool # QA2578, 3.50%, 9/1/2049	2,600	2,745
Pool # RA2008, 4.00%, 1/1/2050	24,622	26,695
Pool # RA2282, 4.00%, 1/1/2050	13,540	14,913
Pool # QA7351, 3.00%, 2/1/2050	10,896	11,462
FNMA
Pool # 470623, ARM, 0.91%, 3/1/2022 (i)	7,327	7,322
Pool # 54844, ARM, 2.25%, 9/1/2027 (i)	21	21
Pool # 303532, ARM, 3.91%, 3/1/2029 (i)	12	13
Pool # 555732, ARM, 2.13%, 8/1/2033 (i)	154	162
Pool # 658481, ARM, 1.66%, 9/1/2033 (i)	236	237
Pool # 746299, ARM, 2.39%, 9/1/2033 (i)	67	71
Pool # 743546, ARM, 1.99%, 11/1/2033 (i)	245	247
Pool # 766610, ARM, 2.06%, 1/1/2034 (i)	53	54
Pool # 777132, ARM, 2.42%, 6/1/2034 (i)	206	220
Pool # 782306, ARM, 2.17%, 7/1/2034 (i)	3	3
Pool # 800422, ARM, 1.45%, 8/1/2034 (i)	175	176
Pool # 790235, ARM, 2.14%, 8/1/2034 (i)	92	93
Pool # 793062, ARM, 2.44%, 8/1/2034 (i)	37	38
Pool # 790964, ARM, 2.27%, 9/1/2034 (i)	7	7
Pool # 794792, ARM, 2.01%, 10/1/2034 (i)	59	62
Pool # 896463, ARM, 2.63%, 10/1/2034 (i)	204	218
Pool # 781563, ARM, 2.12%, 11/1/2034 (i)	34	34
Pool # 799912, ARM, 2.23%, 11/1/2034 (i)	49	49
Pool # 810896, ARM, 1.76%, 1/1/2035 (i)	925	960
Pool # 809319, ARM, 1.88%, 1/1/2035 (i)	60	61
Pool # 816594, ARM, 1.80%, 2/1/2035 (i)	26	27
Pool # 820602, ARM, 1.88%, 3/1/2035 (i)	126	127
Pool # 745862, ARM, 2.40%, 4/1/2035 (i)	196	199
Pool # 821378, ARM, 1.52%, 5/1/2035 (i)	75	75
Pool # 823660, ARM, 1.97%, 5/1/2035 (i)	47	47
Pool # 888605, ARM, 2.05%, 7/1/2035 (i)	53	53
Pool # 832801, ARM, 2.08%, 9/1/2035 (i)	115	117
Pool # 851432, ARM, 2.71%, 10/1/2035 (i)	328	330
Pool # 849251, ARM, 2.13%, 1/1/2036 (i)	598	633
Pool # 745445, ARM, 2.36%, 1/1/2036 (i)	177	188
Pool # 920340, ARM, 2.75%, 2/1/2036 (i)	38	38
Pool # 920843, ARM, 2.75%, 3/1/2036 (i)	1,299	1,391
Pool # 868952, ARM, 1.94%, 5/1/2036 (i)	40	40
Pool # 884066, ARM, 2.32%, 6/1/2036 (i)	174	177
Pool # 872825, ARM, 2.63%, 6/1/2036 (i)	617	656
Pool # 892868, ARM, 2.52%, 7/1/2036 (i)	196	199

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Pool # 886558, ARM, 2.40%, 8/1/2036 (i)	342	359
Pool # 884722, ARM, 2.43%, 8/1/2036 (i)	86	87
Pool # 745784, ARM, 2.53%, 8/1/2036 (i)	134	136
Pool # 898179, ARM, 1.48%, 9/1/2036 (i)	664	683
Pool # 920547, ARM, 1.85%, 9/1/2036 (i)	228	238
Pool # 893580, ARM, 2.16%, 9/1/2036 (i)	306	323
Pool # 886772, ARM, 2.32%, 9/1/2036 (i)	649	674
Pool # 894452, ARM, 2.32%, 9/1/2036 (i)	117	118
Pool # 894239, ARM, 2.38%, 10/1/2036 (i)	235	236
Pool # 900197, ARM, 2.58%, 10/1/2036 (i)	421	451
Pool # 900191, ARM, 2.62%, 10/1/2036 (i)	283	290
Pool # 902818, ARM, 2.32%, 11/1/2036 (i)	3	3
Pool # 897470, ARM, 2.77%, 11/1/2036 (i)	72	72
Pool # 902955, ARM, 2.23%, 12/1/2036 (i)	377	383
Pool # 905189, ARM, 2.31%, 12/1/2036 (i)	96	96
Pool # 920954, ARM, 1.74%, 1/1/2037 (i)	261	271
Pool # 888184, ARM, 2.29%, 1/1/2037 (i)	124	127
Pool # 913984, ARM, 1.71%, 2/1/2037 (i)	351	364
Pool # 915645, ARM, 2.28%, 2/1/2037 (i)	326	344
Pool # 888307, ARM, 1.98%, 4/1/2037 (i)	97	98
Pool # 948208, ARM, 1.55%, 7/1/2037 (i)	368	380
Pool # 944096, ARM, 2.22%, 7/1/2037 (i)	66	66
Pool # 995919, ARM, 2.34%, 7/1/2037 (i)	698	737
Pool # 938346, ARM, 2.56%, 7/1/2037 (i)	270	272
Pool # 945032, ARM, 3.20%, 8/1/2037 (i)	425	436
Pool # 946362, ARM, 2.09%, 9/1/2037 (i)	144	146
Pool # 946450, ARM, 2.11%, 9/1/2037 (i)	30	30
Pool # 952835, ARM, 2.52%, 9/1/2037 (i)	121	130
Pool # 946260, ARM, 2.54%, 9/1/2037 (i)	37	37
Pool # AD0085, ARM, 2.06%, 11/1/2037 (i)	610	638
Pool # 995108, ARM, 2.26%, 11/1/2037 (i)	352	377
Pool # AD0179, ARM, 2.46%, 12/1/2037 (i)	555	586
Pool # 966946, ARM, 2.16%, 1/1/2038 (i)	146	147
FNMA UMBS, 15 Year
Pool # AD0142, 6.00%, 8/1/2021	2	2
Pool # 890129, 6.00%, 12/1/2021	2	2
Pool # 888834, 6.50%, 4/1/2022	1	1
Pool # 889634, 6.00%, 2/1/2023	161	165
Pool # AD0364, 5.00%, 5/1/2023	14	15
Pool # 995381, 6.00%, 1/1/2024	200	206
Pool # 995425, 6.00%, 1/1/2024	74	77
Pool # 995456, 6.50%, 2/1/2024	117	121
Pool # AE0081, 6.00%, 7/1/2024	61	64
Pool # AD0133, 5.00%, 8/1/2024	95	99
Pool # FM3386, 3.50%, 7/1/2034	2,624	2,802
FNMA UMBS, 20 Year
Pool # 254305, 6.50%, 5/1/2022	4	4
Pool # 555791, 6.50%, 12/1/2022	9	10
Pool # 889889, 6.50%, 7/1/2024	25	28
Pool # 888656, 6.50%, 4/1/2025	5	6
Pool # AE0096, 5.50%, 7/1/2025	143	160
Pool # 256311, 6.00%, 7/1/2026	149	167
Pool # 256352, 6.50%, 8/1/2026	260	292
Pool # 256803, 6.00%, 7/1/2027	204	229
Pool # 256962, 6.00%, 11/1/2027	94	106
Pool # 257007, 6.00%, 12/1/2027	292	327
Pool # 257048, 6.00%, 1/1/2028	524	588
Pool # 890222, 6.00%, 10/1/2028	369	413
Pool # AE0049, 6.00%, 9/1/2029	248	278
Pool # AO7761, 3.50%, 7/1/2032	803	868
Pool # MA1138, 3.50%, 8/1/2032	4,468	4,777

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Pool # AL6238, 4.00%, 1/1/2035	11,581		12,691
FNMA UMBS, 30 Year
Pool # 189190, 7.50%, 11/1/2022	2		2
Pool # 50966, 7.00%, 1/1/2024	1		1
Pool # 250066, 8.00%, 5/1/2024	1		1
Pool # 250103, 8.50%, 7/1/2024	4		4
Pool # 303031, 7.50%, 10/1/2024	2		2
Pool # 308499, 8.50%, 5/1/2025	—	(j)	—	(j)
Pool # 399269, 7.00%, 4/1/2026	5		5
Pool # 689977, 8.00%, 3/1/2027	39		43
Pool # 695533, 8.00%, 6/1/2027	34		37
Pool # 313687, 7.00%, 9/1/2027	4		4
Pool # 756024, 8.00%, 9/1/2028	45		50
Pool # 755973, 8.00%, 11/1/2028	118		135
Pool # 455759, 6.00%, 12/1/2028	12		13
Pool # 252211, 6.00%, 1/1/2029	19		21
Pool # 459097, 7.00%, 1/1/2029	7		7
Pool # 889020, 6.50%, 11/1/2029	2,615		2,972
Pool # 598559, 6.50%, 8/1/2031	74		88
Pool # 679886, 6.50%, 2/1/2032	357		400
Pool # 649734, 7.00%, 6/1/2032	39		42
Pool # 682078, 5.50%, 11/1/2032	368		425
Pool # 675555, 6.00%, 12/1/2032	103		116
Pool # AL0045, 6.00%, 12/1/2032	847		1,000
Pool # 683351, 5.50%, 2/1/2033	11		13
Pool # 357363, 5.50%, 3/1/2033	465		537
Pool # 674349, 6.00%, 3/1/2033	45		51
Pool # 688625, 6.00%, 3/1/2033	26		30
Pool # 688655, 6.00%, 3/1/2033	12		14
Pool # 695584, 6.00%, 3/1/2033	7		7
Pool # 254693, 5.50%, 4/1/2033	304		351
Pool # 702901, 6.00%, 5/1/2033	119		141
Pool # 720576, 5.00%, 6/1/2033	84		95
Pool # 995656, 7.00%, 6/1/2033	505		595
Pool # 723852, 5.00%, 7/1/2033	89		101
Pool # 729296, 5.00%, 7/1/2033	99		113
Pool # 720155, 5.50%, 7/1/2033	71		81
Pool # 729379, 6.00%, 8/1/2033	27		30
Pool # AA0917, 5.50%, 9/1/2033	1,201		1,385
Pool # 737825, 6.00%, 9/1/2033	67		78
Pool # 750977, 4.50%, 11/1/2033	70		77
Pool # 725027, 5.00%, 11/1/2033	246		281
Pool # 755109, 5.50%, 11/1/2033	19		22
Pool # 753174, 4.00%, 12/1/2033	379		413
Pool # 725017, 5.50%, 12/1/2033	521		605
Pool # 759424, 5.50%, 1/1/2034	54		63
Pool # 751341, 5.50%, 3/1/2034	53		60
Pool # 770405, 5.00%, 4/1/2034	651		743
Pool # 776708, 5.00%, 5/1/2034	212		243
Pool # AC1317, 4.50%, 9/1/2034	178		195
Pool # 888568, 5.00%, 12/1/2034	164		189
Pool # 810663, 5.00%, 1/1/2035	94		103
Pool # 995003, 7.50%, 1/1/2035	222		261
Pool # 995156, 7.50%, 3/1/2035	247		298
Pool # 735503, 6.00%, 4/1/2035	542		629
Pool # 827776, 5.00%, 7/1/2035	82		93
Pool # 820347, 5.00%, 9/1/2035	341		391
Pool # 745148, 5.00%, 1/1/2036	270		310
Pool # 888417, 6.50%, 1/1/2036	1,590		1,793

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Pool # 745275, 5.00%, 2/1/2036	215	246
Pool # 833629, 7.00%, 3/1/2036	13	14
Pool # 745418, 5.50%, 4/1/2036	387	449
Pool # 888016, 5.50%, 5/1/2036	526	610
Pool # 888209, 5.50%, 5/1/2036	336	390
Pool # 870770, 6.50%, 7/1/2036	34	40
Pool # 976871, 6.50%, 8/1/2036	999	1,151
Pool # AA0922, 6.00%, 9/1/2036	1,854	2,175
Pool # 745948, 6.50%, 10/1/2036	224	277
Pool # AA1019, 6.00%, 11/1/2036	289	343
Pool # 888476, 7.50%, 5/1/2037	218	271
Pool # 928584, 6.50%, 8/1/2037	215	257
Pool # 945870, 6.50%, 8/1/2037	228	261
Pool # 986648, 6.00%, 9/1/2037	491	583
Pool # 928670, 7.00%, 9/1/2037	221	237
Pool # 888890, 6.50%, 10/1/2037	396	473
Pool # 888707, 7.50%, 10/1/2037	969	1,178
Pool # 888892, 7.50%, 11/1/2037	308	363
Pool # AL0662, 5.50%, 1/1/2038	711	822
Pool # 995505, 8.00%, 1/1/2038	34	40
Pool # 929331, 6.00%, 4/1/2038	89	99
Pool # 909236, 7.00%, 9/1/2038	325	404
Pool # 890268, 6.50%, 10/1/2038	476	554
Pool # 995149, 6.50%, 10/1/2038	1,894	2,215
Pool # 934591, 7.00%, 10/1/2038	552	682
Pool # AB2869, 6.00%, 11/1/2038	365	424
Pool # 991908, 7.00%, 11/1/2038	410	489
Pool # 995504, 7.50%, 11/1/2038	269	327
Pool # 257510, 7.00%, 12/1/2038	1,024	1,237
Pool # AD0753, 7.00%, 1/1/2039	1,544	1,881
Pool # AD0780, 7.50%, 4/1/2039	991	1,243
Pool # AC2948, 5.00%, 9/1/2039	799	917
Pool # AC3740, 5.50%, 9/1/2039	619	709
Pool # AC7296, 5.50%, 12/1/2039	388	439
Pool # AD7790, 5.00%, 8/1/2040	3,210	3,658
Pool # AD9151, 5.00%, 8/1/2040	1,414	1,602
Pool # AL2059, 4.00%, 6/1/2042	9,182	10,235
Pool # AB9017, 3.00%, 4/1/2043	12,745	13,582
Pool # AT5891, 3.00%, 6/1/2043	15,975	17,144
Pool # AB9860, 3.00%, 7/1/2043	11,923	12,702
Pool # AL7527, 4.50%, 9/1/2043	6,768	7,566
Pool # AL7496, 3.50%, 5/1/2044	23,348	25,478
Pool # AX9319, 3.50%, 12/1/2044	11,454	12,359
Pool # AL7380, 3.50%, 2/1/2045	13,586	14,826
Pool # AS6479, 3.50%, 1/1/2046	31,834	34,674
Pool # BM1213, 4.00%, 4/1/2047	12,262	13,305
Pool # BH7650, 4.00%, 9/1/2047	9,940	10,800
Pool # BM3500, 4.00%, 9/1/2047	54,857	60,715
Pool # BE8344, 4.00%, 11/1/2047	3,540	3,794
Pool # BJ7248, 4.00%, 12/1/2047	5,918	6,442
Pool # BE8349, 4.00%, 1/1/2048	3,834	4,113
Pool # BJ5756, 4.00%, 1/1/2048	8,415	9,013
Pool # BJ7310, 4.00%, 1/1/2048	11,837	12,935
Pool # BJ8237, 4.00%, 1/1/2048	7,968	8,707
Pool # BJ8264, 4.00%, 1/1/2048	4,690	5,125
Pool # BM3375, 4.00%, 1/1/2048	10,224	11,182
Pool # BK1007, 4.00%, 2/1/2048	1,916	2,100
Pool # BK1134, 4.00%, 2/1/2048	8,468	9,074
Pool # BM3665, 4.00%, 3/1/2048	50,998	56,003
Pool # BE8366, 4.50%, 7/1/2048	7,589	8,263

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Pool # BK7982, 5.00%, 7/1/2048	10,606	11,814
Pool # BN0271, 4.50%, 9/1/2048	3,377	3,675
Pool # BN1315, 4.50%, 9/1/2048	4,673	5,052
Pool # BN4733, 5.50%, 3/1/2049	1,049	1,189
Pool # BK8745, 4.50%, 4/1/2049	5,527	5,973
Pool # FM1939, 4.50%, 5/1/2049	32,336	34,939
Pool # BK8753, 4.50%, 6/1/2049	10,908	11,906
Pool # CA3713, 5.00%, 6/1/2049	6,526	7,166
Pool # BO2305, 4.00%, 7/1/2049	11,557	12,375
Pool # BO5607, 3.50%, 9/1/2049	6,066	6,406
Pool # BO1405, 4.00%, 9/1/2049	12,141	12,990
Pool # BO4392, 3.50%, 1/1/2050	12,175	12,896
Pool # BP5299, 3.50%, 3/1/2050	9,389	10,259
Pool # CA5729, 3.00%, 5/1/2050	10,630	11,129
Pool # FM3671, 4.50%, 5/1/2050	10,541	11,774
FNMA, 30 Year
Pool # 535183, 8.00%, 6/1/2028	6	6
Pool # 252409, 6.50%, 3/1/2029	83	92
Pool # 653815, 7.00%, 2/1/2033	10	11
Pool # 752786, 6.00%, 9/1/2033	112	124
Pool # CA3029, 4.00%, 1/1/2049	6,533	6,960
Pool # CA5105, 3.50%, 2/1/2050	9,398	9,987
FNMA, Other
Pool # 468102, 4.34%, 6/1/2021	16,142	16,142
Pool # 468667, 3.94%, 7/1/2021	8,968	8,971
Pool # 468564, 4.06%, 7/1/2021	7,994	7,995
Pool # AL0602, 4.14%, 7/1/2021 (i)	910	911
Pool # 468699, 4.05%, 8/1/2021	1,281	1,281
Pool # AM6602, 2.63%, 9/1/2021	8,210	8,210
Pool # 468994, 3.85%, 9/1/2021	6,688	6,688
Pool # 468936, 3.92%, 9/1/2021	5,120	5,120
Pool # AL0905, 4.18%, 9/1/2021 (i)	2,688	2,691
Pool # 469254, 3.40%, 10/1/2021	2,689	2,689
Pool # 469873, 3.03%, 12/1/2021	7,275	7,291
Pool # 469545, 3.31%, 12/1/2021	2,990	2,997
Pool # 470269, 2.97%, 1/1/2022	5,843	5,869
Pool # 470324, 3.03%, 1/1/2022	6,337	6,366
Pool # 470181, 3.20%, 1/1/2022	6,646	6,678
Pool # 470622, 2.75%, 3/1/2022	1,340	1,359
Pool # 470826, 2.97%, 3/1/2022	5,381	5,429
Pool # 470539, 3.14%, 3/1/2022	2,291	2,313
Pool # 470779, 3.21%, 3/1/2022	2,690	2,716
Pool # 471033, 3.08%, 4/1/2022	8,068	8,159
Pool # 471151, 3.02%, 5/1/2022	5,192	5,262
Pool # 471599, 2.60%, 6/1/2022	6,467	6,552
Pool # 471881, 2.67%, 7/1/2022	5,426	5,510
Pool # 471828, 2.65%, 8/1/2022	8,968	9,122
Pool # AM0585, 2.38%, 11/1/2022	6,767	6,901
Pool # AM1437, 2.41%, 11/1/2022	1,220	1,244
Pool # AM0806, 2.45%, 11/1/2022	11,814	12,057
Pool # AM1385, 2.55%, 11/1/2022	9,815	10,026
Pool # AM1386, 2.55%, 11/1/2022	3,138	3,206
Pool # AM1476, 2.32%, 12/1/2022	2,935	2,995
Pool # AM1619, 2.34%, 12/1/2022	17,271	17,632
Pool # AM0811, 2.42%, 12/1/2022	9,191	9,391
Pool # AM2111, 2.34%, 1/1/2023	10,720	10,961
Pool # AM2072, 2.37%, 1/1/2023	8,534	8,724
Pool # AM2252, 2.44%, 1/1/2023	7,744	7,927
Pool # AM2333, 2.45%, 2/1/2023	11,210	11,500

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Pool # AM2695, 2.49%, 3/1/2023	6,326	6,496
Pool # AM2747, 2.50%, 4/1/2023	12,555	12,940
Pool # AM3069, 2.64%, 4/1/2023	2,812	2,900
Pool # AL3594, 2.70%, 4/1/2023 (i)	3,256	3,361
Pool # AM3244, 2.52%, 5/1/2023	28,698	29,611
Pool # AM3577, 2.42%, 6/1/2023	7,030	7,249
Pool # AM3589, 2.77%, 6/1/2023	7,673	7,957
Pool # AL3876, 2.79%, 6/1/2023 (i)	14,078	14,578
Pool # AM3646, 2.64%, 7/1/2023	3,587	3,720
Pool # AM4011, 3.67%, 7/1/2023	42,150	44,417
Pool # AM3990, 3.74%, 7/1/2023	4,588	4,837
Pool # AM4170, 3.51%, 8/1/2023	9,000	9,478
Pool # AM4066, 3.59%, 8/1/2023	9,865	10,403
Pool # AM4716, 3.38%, 12/1/2023	2,877	3,087
Pool # AM4720, 3.45%, 1/1/2024	23,262	24,914
Pool # AM7024, 2.90%, 12/1/2024	8,200	8,816
Pool # AM7231, 2.92%, 12/1/2024	3,903	4,192
Pool # AM7290, 2.97%, 12/1/2024	23,624	25,416
Pool # AM7124, 3.11%, 12/1/2024	24,693	26,684
Pool # AM7682, 2.84%, 1/1/2025	33,921	36,437
Pool # AM7654, 2.86%, 1/1/2025	6,344	6,816
Pool # AM7795, 2.92%, 1/1/2025	32,188	34,606
Pool # AM7698, 2.96%, 1/1/2025	9,350	10,082
Pool # AM7664, 2.99%, 1/1/2025	10,175	10,963
Pool # AM7372, 3.05%, 1/1/2025	1,740	1,882
Pool # 470300, 3.64%, 1/1/2025	4,570	5,011
Pool # AM8251, 2.70%, 4/1/2025	9,412	10,086
Pool # AM8846, 2.68%, 5/1/2025	5,966	6,392
Pool # AM9149, 2.63%, 6/1/2025	6,096	6,527
Pool # AM9548, 3.17%, 8/1/2025	6,800	7,436
Pool # AN0029, 3.10%, 9/1/2025	9,593	10,475
Pool # AM4660, 3.77%, 12/1/2025	26,340	29,404
Pool # AN0767, 3.18%, 1/1/2026	8,183	8,969
Pool # AN1292, 2.84%, 4/1/2026	8,842	9,598
Pool # AN1590, 2.40%, 5/1/2026	9,174	9,782
Pool # AN1413, 2.49%, 5/1/2026	21,215	22,715
Pool # AN1497, 2.61%, 6/1/2026	11,034	11,895
Pool # AN1243, 2.64%, 6/1/2026	7,998	8,630
Pool # AN1247, 2.64%, 6/1/2026	9,848	10,626
Pool # 468645, 4.54%, 7/1/2026	2,178	2,471
Pool # AN2367, 2.46%, 8/1/2026	6,185	6,619
Pool # AM6381, 3.29%, 8/1/2026	32,576	35,910
Pool # 468574, 4.55%, 8/1/2026	6,991	7,829
Pool # 468573, 4.76%, 8/1/2026	8,283	9,500
Pool # 468927, 4.77%, 8/1/2026	5,272	6,026
Pool # AM6448, 3.25%, 9/1/2026	9,533	10,544
Pool # AN3076, 2.46%, 10/1/2026	25,000	26,779
Pool # AM7062, 3.44%, 10/1/2026	8,002	8,885
Pool # AM7117, 3.14%, 12/1/2026	19,054	20,994
Pool # AM7262, 3.19%, 12/1/2026	16,297	17,971
Pool # AM7011, 3.22%, 12/1/2026	2,776	3,072
Pool # AM7390, 3.26%, 12/1/2026	7,382	8,154
Pool # AM7265, 3.30%, 12/1/2026	5,209	5,774
Pool # FN0029, 4.63%, 12/1/2026 (i)	7,434	8,364
Pool # AM8008, 2.94%, 2/1/2027	11,880	12,952
Pool # AM7515, 3.34%, 2/1/2027	16,000	17,771
Pool # AM8280, 2.91%, 3/1/2027	5,772	6,306
Pool # AM8745, 2.81%, 5/1/2027	9,450	10,307
Pool # AM8784, 2.89%, 5/1/2027	7,918	8,648
Pool # AM8803, 2.78%, 6/1/2027	3,976	4,331

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Pool # AM9087, 3.00%, 6/1/2027	16,500	18,142
Pool # AM9170, 3.00%, 6/1/2027	4,472	4,911
Pool # AM9345, 3.25%, 7/1/2027	7,493	8,337
Pool # AN6532, 2.92%, 9/1/2027	4,991	5,474
Pool # AN7048, 2.90%, 10/1/2027	6,537	7,155
Pool # AM1469, 2.96%, 11/1/2027	3,752	4,106
Pool # AN7669, 2.83%, 12/1/2027	20,111	22,013
Pool # AN8114, 3.00%, 1/1/2028	7,844	8,641
Pool # AN8048, 3.08%, 1/1/2028	43,775	48,323
Pool # AN7943, 3.10%, 1/1/2028	14,916	16,481
Pool # AN1600, 2.59%, 6/1/2028	7,335	7,927
Pool # AN9686, 3.52%, 6/1/2028	40,550	45,893
Pool # AN9486, 3.57%, 6/1/2028	26,476	30,095
Pool # AN2005, 2.73%, 7/1/2028	9,853	10,749
Pool # 387806, 3.55%, 8/1/2028	15,289	17,357
Pool # 109782, 3.55%, 9/1/2028	42,800	48,545
Pool # BL0919, 3.82%, 9/1/2028	19,101	21,974
Pool # BL1040, 3.81%, 12/1/2028	42,090	48,754
Pool # BL0907, 3.88%, 12/1/2028	11,997	13,861
Pool # BL1435, 3.53%, 1/1/2029	23,495	26,712
Pool # BL4317, 2.27%, 9/1/2029	4,757	5,020
Pool # AN6846, 2.93%, 10/1/2029	13,300	14,582
Pool # BL4333, 2.52%, 11/1/2029	42,331	45,398
Pool # AM8123, 2.92%, 2/1/2030	7,870	8,588
Pool # AM7785, 3.17%, 2/1/2030	6,039	6,679
Pool # AM7516, 3.55%, 2/1/2030	13,000	14,650
Pool # AM8692, 3.03%, 4/1/2030	25,000	27,451
Pool # AM8544, 3.08%, 4/1/2030	14,990	16,540
Pool # AM8889, 2.92%, 5/1/2030	11,320	12,328
Pool # AM8151, 2.94%, 5/1/2030	12,000	13,083
Pool # AM8802, 3.10%, 5/1/2030	4,954	5,475
Pool # AN9154, 3.64%, 5/1/2030	4,143	4,735
Pool # AM9020, 2.97%, 6/1/2030	7,703	8,439
Pool # AM9154, 3.18%, 6/1/2030	8,933	9,887
Pool # AN9988, 3.85%, 7/1/2030	9,643	10,157
Pool # AN9293, 3.71%, 9/1/2030	60,000	69,049
Pool # BL9494, 1.46%, 12/1/2030	10,000	9,822
Pool # BL0979, 4.05%, 12/1/2030	4,125	4,858
Pool # AH9683, 5.00%, 4/1/2031	640	706
Pool # AN1829, 2.90%, 6/1/2031	7,481	8,130
Pool # BL4310, 2.35%, 10/1/2031	11,325	11,893
Pool # AN2625, 2.50%, 10/1/2031	9,729	10,329
Pool # AN5065, 3.34%, 4/1/2032	26,680	29,990
Pool # AQ7084, 3.50%, 12/1/2032	1,987	2,139
Pool # 650236, 5.00%, 12/1/2032	5	5
Pool # AR7484, 3.50%, 2/1/2033	3,159	3,400
Pool # AT7117, 3.50%, 6/1/2033	1,291	1,389
Pool # AN9695, 3.67%, 7/1/2033	32,550	37,848
Pool # AN9950, 3.89%, 7/1/2033	9,449	9,951
Pool # 810997, 5.50%, 10/1/2034	110	114
Pool # AM7122, 3.61%, 11/1/2034	5,314	6,100
Pool # BL5976, 2.49%, 4/1/2035	22,962	24,148
Pool # AM8474, 3.45%, 4/1/2035	4,765	5,404
Pool # AM8475, 3.45%, 4/1/2035	1,933	2,192
Pool # BL6315, 2.20%, 5/1/2035	5,081	5,166
Pool # AM9188, 3.12%, 6/1/2035	23,000	25,426
Pool # AM9532, 3.63%, 10/1/2035	3,588	4,140
Pool # AN0375, 3.76%, 12/1/2035	3,582	4,183

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Pool # 256051, 5.50%, 12/1/2035	138		153
Pool # 256128, 6.00%, 2/1/2036	33		37
Pool # 880219, 7.00%, 2/1/2036	64		67
Pool # 868763, 6.50%, 4/1/2036	8		8
Pool # 907742, 7.00%, 12/1/2036	63		71
Pool # 920934, 6.50%, 1/1/2037	495		584
Pool # 888408, 6.00%, 3/1/2037	447		505
Pool # 888373, 7.00%, 3/1/2037	44		49
Pool # 888412, 7.00%, 4/1/2037	65		75
Pool # 995783, 8.00%, 11/1/2037	79		87
Pool # 257209, 5.50%, 5/1/2038	104		118
Pool # MA0127, 5.50%, 6/1/2039	145		158
Pool # AL2606, 4.00%, 3/1/2042	518		545
Pool # AO7225, 4.00%, 7/1/2042	2,367		2,590
Pool # AO9352, 4.00%, 7/1/2042	2,735		3,016
Pool # AO9353, 4.00%, 7/1/2042	2,451		2,702
Pool # MA1125, 4.00%, 7/1/2042	2,338		2,558
Pool # MA1178, 4.00%, 9/1/2042	13,002		14,249
Pool # MA1213, 3.50%, 10/1/2042	5,406		5,859
Pool # MA1251, 3.50%, 11/1/2042	14,378		15,583
Pool # MA1253, 4.00%, 11/1/2042	10,692		11,699
Pool # AR1397, 3.00%, 1/1/2043	9,670		10,339
Pool # MA1328, 3.50%, 1/1/2043	1,910		2,070
Pool # AQ9999, 3.00%, 2/1/2043	5,355		5,724
Pool # MA1373, 3.50%, 3/1/2043	3,134		3,419
Pool # MA1404, 3.50%, 4/1/2043	9,560		10,428
Pool # AB9096, 4.00%, 4/1/2043	1,374		1,515
Pool # AB9196, 3.50%, 5/1/2043	3,312		3,572
Pool # AT4051, 3.50%, 5/1/2043	1,169		1,275
Pool # MA1437, 3.50%, 5/1/2043	11,177		12,192
Pool # AT5914, 3.50%, 6/1/2043	6,709		7,317
Pool # MA1463, 3.50%, 6/1/2043	13,297		14,504
Pool # AB9704, 4.00%, 6/1/2043	2,792		3,050
Pool # MA1711, 4.50%, 12/1/2043	15,603		17,371
Pool # AL6167, 3.50%, 1/1/2044	6,898		7,500
Pool # MA1759, 4.00%, 1/1/2044	5,345		5,894
Pool # MA1760, 4.50%, 1/1/2044	4,974		5,537
Pool # AV9286, 4.00%, 2/1/2044	3,376		3,723
Pool # MA1800, 4.00%, 2/1/2044	2,761		3,045
Pool # MA1828, 4.50%, 3/1/2044	11,773		13,027
Pool # MA2429, 4.00%, 10/1/2045	3,477		3,835
Pool # MA2565, 4.00%, 3/1/2046	4,757		5,246
Pool # BM5835, 3.00%, 9/1/2047	15,624		16,383
Pool # AD0523, 6.00%, 11/1/2048	268		292
Pool # BF0464, 3.50%, 3/1/2060	77,040		83,943
FNMA/FHLMC UMBS, Single Family, 15 Year TBA, 2.00%, 7/25/2036 (k)	82,945		85,579
FNMA/FHLMC UMBS, Single Family, 30 Year
TBA, 2.50%, 6/25/2051 (k)	251,200		260,056
TBA, 2.00%, 7/25/2051 (k)	693,720		699,099
TBA, 2.50%, 8/25/2051 (k)	237,500		244,797
GNMA I, 30 Year
Pool # 345288, 7.50%, 3/15/2023	1		1
Pool # 352108, 7.00%, 8/15/2023	1		1
Pool # 363030, 7.00%, 9/15/2023	30		31
Pool # 352022, 7.00%, 11/15/2023	2		2
Pool # 366706, 6.50%, 1/15/2024	15		16
Pool # 371281, 7.00%, 2/15/2024	6		6
Pool # 782507, 9.50%, 10/15/2024	2		2
Pool # 780029, 9.00%, 11/15/2024	— (j	)	— (j	)
Pool # 780965, 9.50%, 12/15/2025	— (j	)	— (j	)
Pool # 442119, 7.50%, 11/15/2026	3		3
Pool # 411829, 7.50%, 7/15/2027	6		6

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Pool # 554108, 6.50%, 3/15/2028	51	57
Pool # 481872, 7.50%, 7/15/2028	4	5
Pool # 468149, 8.00%, 8/15/2028	7	7
Pool # 468236, 6.50%, 9/15/2028	109	122
Pool # 486537, 7.50%, 9/15/2028	19	21
Pool # 486631, 6.50%, 10/15/2028	5	5
Pool # 466406, 6.00%, 11/15/2028	40	45
Pool # 781328, 7.00%, 9/15/2031	457	535
Pool # 569568, 6.50%, 1/15/2032	352	414
Pool # 591882, 6.50%, 7/15/2032	18	20
Pool # 607645, 6.50%, 2/15/2033	69	77
Pool # 607724, 7.00%, 2/15/2033	45	51
Pool # 783123, 5.50%, 4/15/2033	1,681	1,952
Pool # 604209, 6.50%, 4/15/2033	48	54
Pool # 614546, 5.50%, 6/15/2033	15	17
Pool # 781614, 7.00%, 6/15/2033	121	147
Pool # 781689, 5.50%, 12/15/2033	69	80
Pool # 632415, 5.50%, 7/15/2034	24	27
Pool # 574710, 5.50%, 9/15/2034	26	29
Pool # 782615, 7.00%, 6/15/2035	1,117	1,316
Pool # 782025, 6.50%, 12/15/2035	406	476
Pool # 617486, 7.00%, 4/15/2037	111	123
Pool # 782212, 7.50%, 10/15/2037	240	283
Pool # BI6868, 5.00%, 3/15/2049	3,741	4,313
Pool # BM1726, 5.00%, 3/15/2049	4,875	5,612
GNMA II, 30 Year
Pool # 1974, 8.50%, 3/20/2025	1	1
Pool # 1989, 8.50%, 4/20/2025	5	5
Pool # 2006, 8.50%, 5/20/2025	15	16
Pool # 2141, 8.00%, 12/20/2025	3	3
Pool # 2234, 8.00%, 6/20/2026	6	7
Pool # 2270, 8.00%, 8/20/2026	5	5
Pool # 2285, 8.00%, 9/20/2026	6	6
Pool # 2324, 8.00%, 11/20/2026	5	6
Pool # 2499, 8.00%, 10/20/2027	12	13
Pool # 2512, 8.00%, 11/20/2027	11	12
Pool # 2525, 8.00%, 12/20/2027	7	7
Pool # 2549, 7.50%, 2/20/2028	7	8
Pool # 2562, 6.00%, 3/20/2028	36	40
Pool # 2606, 8.00%, 6/20/2028	4	4
Pool # 2633, 8.00%, 8/20/2028	1	1
Pool # 2646, 7.50%, 9/20/2028	19	22
Pool # 2647, 8.00%, 9/20/2028	2	2
Pool # 2781, 6.50%, 7/20/2029	413	473
Pool # 4224, 7.00%, 8/20/2038	117	139
Pool # 4245, 6.00%, 9/20/2038	2,586	2,948
Pool # 783389, 6.00%, 8/20/2039	1,237	1,419
Pool # 783444, 5.50%, 9/20/2039	705	817
Pool # 783967, 4.25%, 12/20/2044	5,553	6,043
Pool # AK8791, 3.75%, 7/20/2045	1,971	2,191
Pool # BD0481, 4.00%, 12/20/2047	1,988	2,158
Pool # BD0484, 4.50%, 12/20/2047	13,040	14,088
Pool # BE0207, 4.50%, 2/20/2048	6,029	6,635
Pool # BE0208, 4.50%, 2/20/2048	7,422	8,103
Pool # BE5169, 4.50%, 2/20/2048	9,434	10,241
Pool # BF2333, 5.50%, 3/20/2048	212	240
Pool # BA7567, 4.50%, 5/20/2048	4,011	4,312
Pool # BG6360, 5.00%, 5/20/2048	11,549	12,969
Pool # BF2574, 5.50%, 5/20/2048	136	152

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Pool # BI0728, 5.00%, 7/20/2048	10,286	11,588
Pool # BD0551, 4.50%, 8/20/2048	5,039	5,506
Pool # BI5288, 5.00%, 8/20/2048	13,215	14,813
Pool # BI5289, 5.00%, 8/20/2048	20,292	22,698
Pool # AY2411, 4.25%, 9/20/2048	4,196	4,723
Pool # 784598, 5.00%, 9/20/2048	16,481	18,493
Pool # 784626, 4.50%, 10/20/2048	4,224	4,567
Pool # BK2586, 5.00%, 11/20/2048	4,252	4,687
Pool # BJ7082, 5.00%, 12/20/2048	858	946
Pool # BJ7085, 5.00%, 12/20/2048	2,958	3,289
Pool # BK7169, 5.00%, 12/20/2048	17,578	19,360
Pool # BK8878, 4.50%, 2/20/2049	4,480	4,867
Pool # BK7189, 5.00%, 2/20/2049	15,164	16,760
Pool # BJ9972, 5.50%, 2/20/2049	2,857	3,203
Pool # BK7198, 4.50%, 3/20/2049	7,330	7,911
Pool # BK7199, 5.00%, 3/20/2049	3,774	4,177
Pool # BL8042, 5.00%, 3/20/2049	10,740	11,986
Pool # BL9333, 5.00%, 3/20/2049	4,630	5,176
Pool # BG0079, 5.50%, 3/20/2049	2,868	3,203
Pool # BI6888, 5.50%, 3/20/2049	243	274
Pool # BL6756, 5.50%, 3/20/2049	964	1,086
Pool # BJ1322, 5.00%, 4/20/2049	6,690	7,533
Pool # BJ9622, 5.00%, 4/20/2049	3,848	4,241
Pool # BK7209, 5.00%, 4/20/2049	16,162	17,892
Pool # BL6758, 5.50%, 4/20/2049	4,438	4,980
Pool # BM9664, 4.50%, 5/20/2049	18,617	20,391
Pool # BM2188, 5.00%, 6/20/2049	381	414
Pool # BM9683, 5.00%, 6/20/2049	35,146	38,934
Pool # BO2880, 5.00%, 6/20/2049	1,155	1,265
Pool # BN3950, 5.50%, 6/20/2049	6,692	7,509
Pool # BN2629, 4.00%, 7/20/2049	18,788	20,535
Pool # BI0926, 5.00%, 7/20/2049	1,611	1,789
Pool # BI0927, 5.00%, 7/20/2049	1,014	1,107
Pool # BM2186, 5.00%, 7/20/2049	1,413	1,567
Pool # BM2187, 5.00%, 7/20/2049	947	1,046
Pool # BO2871, 5.00%, 7/20/2049	706	775
Pool # BO2872, 5.00%, 7/20/2049	2,097	2,323
Pool # BO2878, 5.00%, 7/20/2049	1,166	1,296
Pool # BO2879, 5.00%, 7/20/2049	1,631	1,796
Pool # BO3162, 5.00%, 7/20/2049	71,505	81,360
Pool # BO3173, 5.00%, 7/20/2049	1,483	1,641
Pool # BO3174, 5.00%, 7/20/2049	1,303	1,429
Pool # BO3175, 5.00%, 7/20/2049	972	1,088
Pool # BO8226, 5.00%, 7/20/2049	1,153	1,285
Pool # BO8229, 5.00%, 7/20/2049	12,456	13,945
Pool # BO8235, 5.00%, 7/20/2049	1,317	1,449
Pool # BO8236, 5.00%, 7/20/2049	1,463	1,599
Pool # BP4243, 5.00%, 8/20/2049	17,660	19,667
Pool # BN2649, 3.50%, 9/20/2049	5,588	5,985
Pool # BM9713, 4.50%, 9/20/2049	5,715	6,175
Pool # BP4337, 4.50%, 9/20/2049	23,917	26,452
Pool # BQ3224, 4.50%, 9/20/2049	20,516	22,761
Pool # 784810, 5.00%, 9/20/2049	20,855	23,691
Pool # BM9734, 4.00%, 10/20/2049	9,299	10,030
Pool # 784847, 4.50%, 11/20/2049	34,169	37,465
Pool # BQ8694, 4.50%, 11/20/2049	1,208	1,334
Pool # BQ8696, 4.50%, 11/20/2049	1,258	1,403
Pool # BR2686, 4.50%, 11/20/2049	3,491	3,856
Pool # BR2687, 4.50%, 11/20/2049	6,416	7,148
Pool # BR2688, 4.50%, 11/20/2049	3,927	4,335

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Pool # BR2689, 4.50%, 11/20/2049	5,136	5,666
Pool # BR2739, 4.50%, 11/20/2049	3,363	3,728
Pool # BR2756, 4.50%, 11/20/2049	2,765	3,081
Pool # BR2757, 4.50%, 11/20/2049	2,662	2,938
Pool # BR3820, 4.50%, 11/20/2049	893	990
Pool # BR3821, 4.50%, 11/20/2049	1,611	1,773
Pool # BS0953, 4.50%, 11/20/2049	2,379	2,637
Pool # BQ4131, 3.50%, 12/20/2049	17,761	18,922
Pool # BI0940, 4.50%, 12/20/2049	980	1,092
Pool # BQ3796, 4.50%, 12/20/2049	4,580	5,110
Pool # BR2730, 4.50%, 12/20/2049	1,211	1,339
Pool # BR2731, 4.50%, 12/20/2049	1,273	1,420
Pool # BR2732, 4.50%, 12/20/2049	2,196	2,437
Pool # BR2755, 4.50%, 12/20/2049	1,477	1,630
Pool # BR3822, 4.50%, 12/20/2049	907	994
Pool # BR3823, 4.50%, 12/20/2049	2,088	2,301
Pool # BR3824, 4.50%, 12/20/2049	2,632	2,907
Pool # BS0951, 4.50%, 12/20/2049	2,446	2,726
Pool # BS0952, 4.50%, 12/20/2049	1,711	1,907
Pool # BQ4132, 3.50%, 1/20/2050	7,284	7,801
Pool # BQ4133, 3.50%, 1/20/2050	7,054	7,597
Pool # BR1548, 3.50%, 1/20/2050	4,600	4,842
Pool # BS8380, 4.50%, 2/20/2050	7,807	8,712
Pool # BP8085, 3.00%, 3/20/2050	5,660	5,910
Pool # BR3892, 4.00%, 3/20/2050	16,539	18,435
Pool # BT8094, 4.00%, 4/20/2050	1,259	1,386
Pool # BT8095, 4.00%, 4/20/2050	6,798	7,419
Pool # BT8096, 4.00%, 4/20/2050	9,470	10,293
Pool # BT8097, 4.00%, 4/20/2050	10,562	11,551
Pool # BT8098, 4.00%, 4/20/2050	12,166	13,263
Pool # BT8099, 4.00%, 4/20/2050	12,397	13,485
Pool # BW7042, 3.50%, 9/20/2050	26,141	28,684
Pool # MA7052, 2.50%, 12/20/2050	29,619	30,699
Pool # MA7136, 2.50%, 1/20/2051	348,442	361,035
Pool # 785294, 3.50%, 1/20/2051	76,354	83,954
GNMA II, Other
Pool # AD0858, 3.75%, 9/20/2038	620	661
Pool # 4285, 6.00%, 11/20/2038	16	17
Pool # AD0862, 3.75%, 1/20/2039	1,243	1,326
Pool # AC0973, 4.48%, 5/20/2063 (i)	19	19
Pool # 784879, 4.12%, 11/20/2069 (i)	23,339	25,724
Pool # 785137, 3.08%, 8/20/2070 (i)	22,328	24,163
Pool # 785183, 2.93%, 10/20/2070 (i)	45,707	49,176

TOTAL MORTGAGE-BACKED SECURITIES (Cost $5,673,431)		5,868,152

COLLATERALIZED MORTGAGE OBLIGATIONS — 11.4%
ACC 0.00%, 9/15/2022 ‡	68,474	68,474
Acre 6.25%, 12/22/2021 ‡	23,067	22,837
Alternative Loan Trust
Series 2004-2CB, Class 1A9, 5.75%, 3/25/2034	3,427	3,449
Series 2005-1CB, Class 1A6, IF, IO, 7.01%, 3/25/2035 ‡ (i)	1,027	157
Series 2005-22T1, Class A2, IF, IO, 4.98%, 6/25/2035 ‡ (i)	4,269	646
Series 2005-20CB, Class 3A8, IF, IO, 4.66%, 7/25/2035 ‡ (i)	3,390	443
Series 2005-28CB, Class 1A4, 5.50%, 8/25/2035	1,482	1,477
Series 2005-28CB, Class 3A5, 6.00%, 8/25/2035	54	36
Series 2005-37T1, Class A2, IF, IO, 4.96%, 9/25/2035 ‡ (i)	15,170	2,223
Series 2005-54CB, Class 1A2, IF, IO, 4.76%, 11/25/2035 ‡ (i)	4,967	711
Series 2005-54CB, Class 1A11, 5.50%, 11/25/2035	1,257	1,187

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2005-54CB, Class 1A7, 5.50%, 11/25/2035	18	17
Series 2005-64CB, Class 1A9, 5.50%, 12/25/2035	578	574
American General Mortgage Loan Trust Series 2006-1, Class A5, 5.75%, 12/25/2035 (a) (i)	11	11
Anchor Mortgage Trust Series 2021-1, Class A1, 2.60%, 10/25/2026 (a)	96,000	97,057
ANTLR Mortgage Trust Series 2021-RTL1, Class A1, 2.12%, 11/25/2024 (a) (i)	43,642	43,642
ASG Resecuritization Trust Series 2011-1, Class 2A35, 6.00%, 9/28/2036 (a) (i)	900	830
Banc of America Alternative Loan Trust Series 2004-6, Class 15, PO, 7/25/2019 ‡	8	5
Banc of America Funding Trust
Series 2004-1, PO, 3/25/2034 ‡	149	119
Series 2004-2, Class 1CB1, 5.75%, 9/20/2034	201	217
Series 2004-C, Class 1A1, 3.23%, 12/20/2034 (i)	283	293
Series 2005-E, Class 4A1, 2.97%, 3/20/2035 (i)	21	21
Series 2005-6, Class 2A7, 5.50%, 10/25/2035	164	166
Series 2005-7, Class 30, PO, 11/25/2035 ‡	147	140
Series 2005-8, Class 30, PO, 1/25/2036 ‡	52	39
Series 2006-1, Class X, PO, 1/25/2036 ‡	49	35
Banc of America Mortgage Trust Series 2003-C, Class 3A1, 2.37%, 4/25/2033 (i)	93	95
Bayview Financing Trust
Series 2020-3F, Class A, 3.10%, 11/10/2022 ‡ (a) (i)	64,190	64,191
Series 2021-2F, Class M1, 1.57%, 12/31/2049 ‡ (a) (i)	16,627	16,627
Series 2021-2F, Class M2, 2.52%, 12/31/2049 ‡ (a) (i)	36,300	36,300
Bear Stearns ARM Trust
Series 2003-2, Class A5, 2.56%, 1/25/2033 (a) (i)	706	729
Series 2003-7, Class 3A, 2.19%, 10/25/2033 (i)	46	46
Series 2004-2, Class 14A, 2.70%, 5/25/2034 (i)	318	311
Series 2006-1, Class A1, 2.37%, 2/25/2036 (i)	845	875
Cendant Mortgage Capital CDMC Mortgage Pass-Through Certificates Series 2003-8, Class 1P, PO, 10/25/2033 ‡	38	35
Cendant Mortgage Capital LLC CDMC Mortgage Pass-Through Certificates Series 2004-1, Class P, PO, 2/25/2034 ‡	27	23
CFMT LLC Series 2021-HB5, Class A, 0.80%, 2/25/2031 (a) (i)	32,488	32,473
Chase Mortgage Finance Trust
Series 2007-A2, Class 1A1, 2.46%, 6/25/2035 (i)	148	145
Series 2007-A2, Class 2A1, 2.76%, 6/25/2035 (i)	286	290
Series 2007-A1, Class 1A3, 2.56%, 2/25/2037 (i)	177	180
Series 2007-A1, Class 2A1, 2.79%, 2/25/2037 (i)	359	363
Series 2007-A1, Class 9A1, 2.83%, 2/25/2037 (i)	220	224
Series 2007-A1, Class 7A1, 3.04%, 2/25/2037 (i)	61	63
CHL Mortgage Pass-Through Trust
Series 2004-8, Class 2A1, 4.50%, 6/25/2019	13	1
Series 2002-18, PO, 11/25/2032 ‡	47	43
Series 2004-3, Class A26, 5.50%, 4/25/2034	175	177
Series 2004-3, Class A4, 5.75%, 4/25/2034	119	121
Series 2004-HYB1, Class 2A, 2.58%, 5/20/2034 (i)	66	68
Series 2004-HYB3, Class 2A, 2.13%, 6/20/2034 (i)	397	407
Series 2004-7, Class 2A1, 2.45%, 6/25/2034 (i)	50	51
Series 2004-5, Class 1A4, 5.50%, 6/25/2034	778	799
Series 2004-HYB6, Class A3, 2.77%, 11/20/2034 (i)	252	260
Series 2005-14, Class A2, 5.50%, 7/25/2035	131	107
Series 2005-16, Class A23, 5.50%, 9/25/2035	59	51
Series 2005-22, Class 2A1, 2.61%, 11/25/2035 (i)	934	889
Citicorp Mortgage Securities Trust
Series 2006-1, Class 2A1, 5.00%, 2/25/2021	12	12
Series 2006-4, Class 1A2, 6.00%, 8/25/2036	276	281
Citigroup Global Markets Mortgage Securities VII, Inc.
Series 2003-UP2, Class 1, PO, 6/25/2033 ‡	1	1
Series 2003-HYB1, Class A, 2.59%, 9/25/2033 (i)	282	294
Citigroup Mortgage Loan Trust
Series 2009-10, Class 1A1, 2.74%, 9/25/2033 (a) (i)	928	937
Series 2015-A, Class B2, 4.50%, 6/25/2058 (a) (i)	3,105	3,274

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Citigroup Mortgage Loan Trust, Inc.
Series 2003-1, Class 3, PO, 9/25/2033 ‡	33		30
Series 2003-UP3, Class A3, 7.00%, 9/25/2033	23		23
Series 2003-1, Class 2, PO, 10/25/2033 ‡	4		4
Series 2003-1, Class 2A6, PO, 10/25/2033 ‡	14		13
Series 2003-1, Class 2A5, 5.25%, 10/25/2033	79		80
Series 2004-UST1, Class A6, 2.50%, 8/25/2034 (i)	50		48
Series 2005-1, Class 2A1A, 2.34%, 2/25/2035 (i)	168		161
Series 2005-2, Class 2A11, 5.50%, 5/25/2035	720		740
Series 2005-5, Class 1A2, 2.89%, 8/25/2035 (i)	474		384
Conix Mortgage Asset Trust Series 2013-1, Class A, 0.00%, 12/25/2047 ‡ (i) (l)	8,628		136
Credit Suisse First Boston Mortgage Securities Corp.
Series 2004-5, Class 3A1, 5.25%, 8/25/2019	82		75
Series 2003-1, Class DB1, 6.71%, 2/25/2033 (i)	514		520
Series 2003-AR15, Class 3A1, 2.30%, 6/25/2033 (i)	130		134
Series 2003-21, Class 1A4, 5.25%, 9/25/2033	302		310
Series 2003-23, Class 1P, PO, 10/25/2033 ‡	278		235
Credit Suisse Mortgage Capital Certificates Series 2021-JR1, Class A1, 2.46%, 9/27/2066 (a) (i)	47,986		48,524
CSFB Mortgage-Backed Pass-Through Certificates
Series 2003-27, Class 5A3, 5.25%, 11/25/2033	60		60
Series 2003-27, Class 5A4, 5.25%, 11/25/2033	167		170
Series 2004-4, Class 2A4, 5.50%, 9/25/2034	233		243
Series 2004-8, Class 1A4, 5.50%, 12/25/2034	641		649
Series 2005-9, Class AP, PO, 10/25/2035 ‡	99		82
Series 2005-9, Class DX, IO, 5.50%, 10/25/2035 ‡	1,294		156
Series 2005-10, Class AP, PO, 11/25/2035 ‡	59		42
CSMA SFR Holdings II 0.00%, 7/25/2023 ‡	47,447		47,400
CSMC Trust Series 2021-RPL1, Class A1, 1.67%, 9/27/2060 (a) (i)	30,679		30,675
CVS Pass-Through Trust Series 2009, 8.35%, 7/10/2031 (a)	5,188		6,827
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust Series 2005-1, Class 2A1, 5.08%, 2/25/2020 (i)	54		54
FHLMC - GNMA
Series 8, Class ZA, 7.00%, 3/25/2023	15		15
Series 24, Class ZE, 6.25%, 11/25/2023	18		19
Series 29, Class L, 7.50%, 4/25/2024	127		134
FHLMC, Reference REMIC
Series R006, Class ZA, 6.00%, 4/15/2036	1,942		2,307
Series R007, Class ZA, 6.00%, 5/15/2036	2,564		3,034
FHLMC, REMIC
Series 1144, Class KB, 8.50%, 9/15/2021	1		1
Series 3688, Class CU, 6.60%, 11/15/2021 (i)	5		5
Series 1206, Class IA, 7.00%, 3/15/2022	— (j	)	— (j	)
Series 1250, Class J, 7.00%, 5/15/2022	1		1
Series 1343, Class LB, 7.50%, 8/15/2022	2		2
Series 1343, Class LA, 8.00%, 8/15/2022	4		4
Series 1370, Class JA, 1.25%, 9/15/2022 (i)	3		3
Series 2512, Class PG, 5.50%, 10/15/2022	82		84
Series 1455, Class WB, IF, 4.62%, 12/15/2022 (i)	4		4
Series 2535, Class BK, 5.50%, 12/15/2022	23		23
Series 1470, Class F, 1.41%, 2/15/2023 (i)	1		1
Series 1466, Class PZ, 7.50%, 2/15/2023	35		36
Series 2586, Class HD, 5.50%, 3/15/2023	366		378
Series 1498, Class I, 1.25%, 4/15/2023 (i)	24		24
Series 2595, Class HC, 5.50%, 4/15/2023	414		430
Series 1502, Class PX, 7.00%, 4/15/2023	37		39
Series 1491, Class I, 7.50%, 4/15/2023	7		8
Series 1798, Class F, 5.00%, 5/15/2023	38		39
Series 1505, Class Q, 7.00%, 5/15/2023	5		5
Series 1518, Class G, IF, 8.89%, 5/15/2023 (i)	17		18
Series 2033, Class J, 5.60%, 6/15/2023	65		68

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 1541, Class O, 1.02%, 7/15/2023 (i)	18	18
Series 2638, Class DS, IF, 8.50%, 7/15/2023 (i)	25	26
Series 1541, Class M, HB, IF, 25.87%, 7/15/2023 (i)	4	4
Series 1570, Class F, 1.88%, 8/15/2023 (i)	1	1
Series 1608, Class L, 6.50%, 9/15/2023	127	135
Series 1573, Class PZ, 7.00%, 9/15/2023	32	34
Series 2571, Class SK, HB, IF, 34.06%, 9/15/2023 (i)	14	18
Series 1591, Class PV, 6.25%, 10/15/2023	18	19
Series 1602, Class SA, HB, IF, 22.38%, 10/15/2023 (i)	15	17
Series 2709, Class PG, 5.00%, 11/15/2023	560	583
Series 2710, Class HB, 5.50%, 11/15/2023	112	116
Series 1642, Class PJ, 6.00%, 11/15/2023	51	53
Series 2720, Class PC, 5.00%, 12/15/2023	59	61
Series 1983, Class Z, 6.50%, 12/15/2023	33	35
Series 2283, Class K, 6.50%, 12/15/2023	37	39
Series 1658, Class GZ, 7.00%, 1/15/2024	19	20
Series 1700, Class GA, PO, 2/15/2024	2	2
Series 1865, Class D, PO, 2/15/2024	35	35
Series 1671, Class L, 7.00%, 2/15/2024	10	10
Series 1671, Class QC, IF, 10.00%, 2/15/2024 (i)	13	14
Series 1686, Class SH, IF, 18.98%, 2/15/2024 (i)	2	2
Series 1699, Class FC, 0.71%, 3/15/2024 (i)	3	3
Series 1709, Class FA, 0.73%, 3/15/2024 (i)	1	1
Series 1695, Class EB, 7.00%, 3/15/2024	17	18
Series 1706, Class K, 7.00%, 3/15/2024	91	96
Series 2033, Class SN, HB, IF, 29.74%, 3/15/2024 (i)	11	2
Series 1720, Class PL, 7.50%, 4/15/2024	56	59
Series 2306, Class K, PO, 5/15/2024	16	16
Series 2306, Class SE, IF, IO, 9.02%, 5/15/2024 (i)	38	4
Series 1737, Class L, 6.00%, 6/15/2024	58	61
Series 1745, Class D, 7.50%, 8/15/2024	26	29
Series 3614, Class QB, 4.00%, 12/15/2024	745	780
Series 2903, Class Z, 5.00%, 12/15/2024	178	192
Series 2967, Class S, HB, IF, 33.27%, 4/15/2025 (i)	58	73
Series 3684, Class CY, 4.50%, 6/15/2025	2,615	2,766
Series 3022, Class SX, IF, 16.62%, 8/15/2025 (i)	25	30
Series 3051, Class DP, HB, IF, 27.58%, 10/15/2025 (i)	81	108
Series 3793, Class AB, 3.50%, 1/15/2026	2,671	2,812
Series 1829, Class ZB, 6.50%, 3/15/2026	9	9
Series 1863, Class Z, 6.50%, 7/15/2026	66	70
Series 1890, Class H, 7.50%, 9/15/2026	14	15
Series 1899, Class ZE, 8.00%, 9/15/2026	40	46
Series 1927, Class ZA, 6.50%, 1/15/2027	62	70
Series 1927, Class PH, 7.50%, 1/15/2027	97	110
Series 1963, Class Z, 7.50%, 1/15/2027	37	43
Series 1935, Class FL, 0.80%, 2/15/2027 (i)	3	3
Series 1981, Class Z, 6.00%, 5/15/2027	77	84
Series 1970, Class PG, 7.25%, 7/15/2027	4	4
Series 1987, Class PE, 7.50%, 9/15/2027	36	42
Series 2019, Class Z, 6.50%, 12/15/2027	50	57
Series 2038, Class PN, IO, 7.00%, 3/15/2028	57	8
Series 2040, Class PE, 7.50%, 3/15/2028	175	203
Series 2054, Class PV, 7.50%, 5/15/2028	62	71
Series 2063, Class PG, 6.50%, 6/15/2028	87	99
Series 2064, Class TE, 7.00%, 6/15/2028	12	14
Series 2070, Class C, 6.00%, 7/15/2028	58	65
Series 2075, Class PM, 6.25%, 8/15/2028	203	228
Series 2075, Class PH, 6.50%, 8/15/2028	190	216
Series 2086, Class GB, 6.00%, 9/15/2028	35	39
Series 2089, Class PJ, IO, 7.00%, 10/15/2028	77	7

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2095, Class PE, 6.00%, 11/15/2028	158	178
Series 2106, Class ZD, 6.00%, 12/15/2028	326	368
Series 2388, Class FB, 0.70%, 1/15/2029 (i)	78	78
Series 2110, Class PG, 6.00%, 1/15/2029	450	511
Series 2125, Class JZ, 6.00%, 2/15/2029	94	105
Series 2126, Class CB, 6.25%, 2/15/2029	454	507
Series 2132, Class SB, HB, IF, 30.07%, 3/15/2029 (i)	12	18
Series 2141, IO, 7.00%, 4/15/2029	6	1
Series 2169, Class TB, 7.00%, 6/15/2029	401	461
Series 2163, Class PC, IO, 7.50%, 6/15/2029	31	3
Series 2172, Class QC, 7.00%, 7/15/2029	225	262
Series 2176, Class OJ, 7.00%, 8/15/2029	104	121
Series 2196, Class TL, 7.50%, 11/15/2029	1	1
Series 2201, Class C, 8.00%, 11/15/2029	81	93
Series 2204, Class GB, 8.00%, 12/20/2029 (i)	5	1
Series 2208, Class PG, 7.00%, 1/15/2030	200	236
Series 2209, Class TC, 8.00%, 1/15/2030	56	66
Series 2210, Class Z, 8.00%, 1/15/2030	195	234
Series 2224, Class CB, 8.00%, 3/15/2030	48	57
Series 3654, Class DC, 5.00%, 4/15/2030	6,098	6,922
Series 2230, Class Z, 8.00%, 4/15/2030	65	77
Series 2234, Class PZ, 7.50%, 5/15/2030	45	54
Series 2247, Class Z, 7.50%, 8/15/2030	48	57
Series 2256, Class MC, 7.25%, 9/15/2030	115	137
Series 2259, Class ZM, 7.00%, 10/15/2030	149	176
Series 2262, Class Z, 7.50%, 10/15/2030	11	13
Series 2271, Class PC, 7.25%, 12/15/2030	153	182
Series 2296, Class PD, 7.00%, 3/15/2031	87	103
Series 2313, Class LA, 6.50%, 5/15/2031	31	36
Series 2325, Class PM, 7.00%, 6/15/2031	75	90
Series 2359, Class ZB, 8.50%, 6/15/2031	172	210
Series 2332, Class ZH, 7.00%, 7/15/2031	175	208
Series 2344, Class ZD, 6.50%, 8/15/2031	1,044	1,213
Series 2344, Class ZJ, 6.50%, 8/15/2031	112	133
Series 2345, Class NE, 6.50%, 8/15/2031	76	89
Series 2351, Class PZ, 6.50%, 8/15/2031	91	105
Series 2367, Class ME, 6.50%, 10/15/2031	96	109
Series 2399, Class OH, 6.50%, 1/15/2032	128	146
Series 2399, Class TH, 6.50%, 1/15/2032	152	178
Series 2418, Class FO, 1.00%, 2/15/2032 (i)	393	397
Series 2410, Class OE, 6.38%, 2/15/2032	81	87
Series 2410, Class NG, 6.50%, 2/15/2032	177	208
Series 2420, Class XK, 6.50%, 2/15/2032	215	252
Series 2475, Class S, IF, IO, 7.90%, 2/15/2032 (i)	412	82
Series 2410, Class QX, IF, IO, 8.55%, 2/15/2032 (i)	84	17
Series 2412, Class SP, IF, 15.90%, 2/15/2032 (i)	224	294
Series 2410, Class QS, IF, 19.24%, 2/15/2032 (i)	213	308
Series 2423, Class TB, 6.50%, 3/15/2032	285	326
Series 2430, Class WF, 6.50%, 3/15/2032	259	306
Series 2423, Class MC, 7.00%, 3/15/2032	162	193
Series 2423, Class MT, 7.00%, 3/15/2032	198	236
Series 2444, Class ES, IF, IO, 7.85%, 3/15/2032 (i)	176	31
Series 2450, Class SW, IF, IO, 7.90%, 3/15/2032 (i)	115	20
Series 2434, Class ZA, 6.50%, 4/15/2032	549	624
Series 2435, Class CJ, 6.50%, 4/15/2032	430	504
Series 2441, Class GF, 6.50%, 4/15/2032	61	72
Series 2434, Class TC, 7.00%, 4/15/2032	341	406
Series 2436, Class MC, 7.00%, 4/15/2032	96	110

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2455, Class GK, 6.50%, 5/15/2032	189	216
Series 2450, Class GZ, 7.00%, 5/15/2032	180	217
Series 2458, Class ZM, 6.50%, 6/15/2032	168	191
Series 2466, Class DH, 6.50%, 6/15/2032	126	149
Series 2466, Class PH, 6.50%, 6/15/2032	228	268
Series 2474, Class NR, 6.50%, 7/15/2032	202	235
Series 2484, Class LZ, 6.50%, 7/15/2032	281	337
Series 3393, Class JO, PO, 9/15/2032	698	647
Series 2500, Class MC, 6.00%, 9/15/2032	261	305
Series 2835, Class QO, PO, 12/15/2032	34	32
Series 2571, Class FY, 0.85%, 12/15/2032 (i)	263	268
Series 2543, Class YX, 6.00%, 12/15/2032	494	573
Series 2544, Class HC, 6.00%, 12/15/2032	214	257
Series 2571, Class SY, IF, 18.36%, 12/15/2032 (i)	155	216
Series 2552, Class ME, 6.00%, 1/15/2033	316	371
Series 2567, Class QD, 6.00%, 2/15/2033	313	368
Series 2575, Class ME, 6.00%, 2/15/2033	1,250	1,453
Series 2596, Class QG, 6.00%, 3/15/2033	198	224
Series 2586, Class WI, IO, 6.50%, 3/15/2033	133	26
Series 2631, Class SA, IF, 14.67%, 6/15/2033 (i)	465	597
Series 2653, Class PZ, 5.00%, 7/15/2033	2,662	2,969
Series 2642, Class SL, IF, 6.74%, 7/15/2033 (i)	4	4
Series 2692, Class SC, IF, 13.08%, 7/15/2033 (i)	155	204
Series 4238, Class WY, 3.00%, 8/15/2033	3,874	4,163
Series 2671, Class S, IF, 14.57%, 9/15/2033 (i)	132	175
Series 2733, Class SB, IF, 7.92%, 10/15/2033 (i)	3,459	3,972
Series 2780, Class SY, IF, 16.28%, 11/15/2033 (i)	65	86
Series 2722, Class PF, 0.70%, 12/15/2033 (i)	1,006	1,021
Series 3920, Class LP, 5.00%, 1/15/2034	1,620	1,864
Series 2744, Class PE, 5.50%, 2/15/2034	14	15
Series 2802, Class OH, 6.00%, 5/15/2034	744	834
Series 2990, Class SL, HB, IF, 24.12%, 6/15/2034 (i)	185	223
Series 3611, PO, 7/15/2034	682	639
Series 3305, Class MG, IF, 2.32%, 7/15/2034 (i)	270	282
Series 2990, Class GO, PO, 2/15/2035	214	197
Series 2929, Class MS, HB, IF, 27.72%, 2/15/2035 (i)	286	406
Series 3077, Class TO, PO, 4/15/2035	254	248
Series 2968, Class EH, 6.00%, 4/15/2035	8,123	9,274
Series 2981, Class FA, 0.50%, 5/15/2035 (i)	348	351
Series 2988, Class AF, 0.40%, 6/15/2035 (i)	509	510
Series 2990, Class WP, IF, 16.73%, 6/15/2035 (i)	9	12
Series 3014, Class OD, PO, 8/15/2035	51	46
Series 3085, Class WF, 0.90%, 8/15/2035 (i)	332	339
Series 3029, Class SO, PO, 9/15/2035	152	148
Series 3064, Class SG, IF, 19.66%, 11/15/2035 (i)	220	314
Series 3101, Class UZ, 6.00%, 1/15/2036	804	946
Series 3102, Class HS, HB, IF, 24.20%, 1/15/2036 (i)	46	64
Series 3117, Class AO, PO, 2/15/2036	432	420
Series 3117, Class EO, PO, 2/15/2036	180	166
Series 3117, Class OG, PO, 2/15/2036	137	129
Series 3117, Class OK, PO, 2/15/2036	158	146
Series 3122, Class OH, PO, 3/15/2036	265	246
Series 3122, Class OP, PO, 3/15/2036	248	241
Series 3134, PO, 3/15/2036	44	41
Series 3122, Class ZB, 6.00%, 3/15/2036	24	35
Series 3138, PO, 4/15/2036	201	185
Series 3147, PO, 4/15/2036	500	487
Series 3607, Class AO, PO, 4/15/2036	423	384
Series 3607, Class BO, PO, 4/15/2036	776	724
Series 3137, Class XP, 6.00%, 4/15/2036	491	582
Series 3219, Class DI, IO, 6.00%, 4/15/2036	403	84
Series 3819, Class ZQ, 6.00%, 4/15/2036	4,214	5,000

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 3149, Class SO, PO, 5/15/2036	114	102
Series 3151, PO, 5/15/2036	247	230
Series 3153, Class EO, PO, 5/15/2036	336	306
Series 3233, Class OP, PO, 5/15/2036	60	55
Series 3998, Class GF, 0.55%, 5/15/2036 (i)	312	312
Series 3171, Class MO, PO, 6/15/2036	539	522
Series 3164, Class MG, 6.00%, 6/15/2036	117	128
Series 3523, Class SD, IF, 19.39%, 6/15/2036 (i)	140	184
Series 3179, Class OA, PO, 7/15/2036	137	124
Series 3181, Class AZ, 6.50%, 7/15/2036	596	714
Series 3195, Class PD, 6.50%, 7/15/2036	460	528
Series 3194, Class SA, IF, IO, 7.00%, 7/15/2036 (i)	61	13
Series 3200, PO, 8/15/2036	223	207
Series 3200, Class AY, 5.50%, 8/15/2036	982	1,149
Series 3645, Class KZ, 5.50%, 8/15/2036	350	407
Series 3202, Class HI, IF, IO, 6.55%, 8/15/2036 (i)	3,386	712
Series 3213, Class OA, PO, 9/15/2036	133	121
Series 3218, Class AO, PO, 9/15/2036	106	90
Series 3225, Class EO, PO, 10/15/2036	263	244
Series 3232, Class ST, IF, IO, 6.60%, 10/15/2036 (i)	392	80
Series 3704, Class DT, 7.50%, 11/15/2036	3,299	4,042
Series 3256, PO, 12/15/2036	139	128
Series 3704, Class CT, 7.00%, 12/15/2036	7,889	9,571
Series 3704, Class ET, 7.50%, 12/15/2036	2,839	3,513
Series 3261, Class OA, PO, 1/15/2037	141	129
Series 3260, Class CS, IF, IO, 6.04%, 1/15/2037 (i)	223	44
Series 3274, Class JO, PO, 2/15/2037	32	31
Series 3510, Class OD, PO, 2/15/2037	392	378
Series 3275, Class FL, 0.54%, 2/15/2037 (i)	243	245
Series 3274, Class B, 6.00%, 2/15/2037	274	313
Series 3286, PO, 3/15/2037	52	44
Series 3290, Class SB, IF, IO, 6.35%, 3/15/2037 (i)	404	72
Series 3443, Class SY, IF, 9.00%, 3/15/2037 (i)	131	157
Series 3373, Class TO, PO, 4/15/2037	148	137
Series 3302, Class UT, 6.00%, 4/15/2037	401	475
Series 3316, PO, 5/15/2037	265	237
Series 3318, Class AO, PO, 5/15/2037	8	8
Series 3607, PO, 5/15/2037	1,453	1,318
Series 3315, Class HZ, 6.00%, 5/15/2037	406	471
Series 3326, Class JO, PO, 6/15/2037	23	22
Series 3331, PO, 6/15/2037	143	132
Series 3607, Class OP, PO, 7/15/2037	1,297	1,163
Series 4032, Class TO, PO, 7/15/2037	1,992	1,783
Series 4048, Class FJ, 0.52%, 7/15/2037 (i)	4,192	4,192
Series 3344, Class SL, IF, IO, 6.50%, 7/15/2037 (i)	304	53
Series 3365, PO, 9/15/2037	197	177
Series 3371, Class FA, 0.70%, 9/15/2037 (i)	103	105
Series 3387, Class SA, IF, IO, 6.32%, 11/15/2037 (i)	1,552	288
Series 3383, Class SA, IF, IO, 6.35%, 11/15/2037 (i)	1,070	214
Series 3404, Class SC, IF, IO, 5.90%, 1/15/2038 (i)	2,065	405
Series 3422, Class SE, IF, 17.20%, 2/15/2038 (i)	79	115
Series 3423, Class PB, 5.50%, 3/15/2038	1,725	2,001
Series 3424, Class PI, IF, IO, 6.70%, 4/15/2038 (i)	935	224
Series 3453, Class B, 5.50%, 5/15/2038	134	155
Series 3461, Class LZ, 6.00%, 6/15/2038	111	130
Series 3461, Class Z, 6.00%, 6/15/2038	2,281	2,645
Series 3455, Class SE, IF, IO, 6.10%, 6/15/2038 (i)	813	129
Series 3481, Class SJ, IF, IO, 5.75%, 8/15/2038 (i)	1,391	265
Series 3895, Class WA, 5.70%, 10/15/2038 (i)	588	683
Series 3501, Class CB, 5.50%, 1/15/2039	1,075	1,244
Series 3546, Class A, 1.88%, 2/15/2039 (i)	433	449
Series 3511, Class SA, IF, IO, 5.90%, 2/15/2039 (i)	602	94

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Series 4095, Class FB, 0.50%, 4/15/2039 (i)	708		709
Series 3531, Class SM, IF, IO, 6.00%, 5/15/2039 (i)	106		18
Series 3531, Class SA, IF, IO, 6.20%, 5/15/2039 (i)	682		59
Series 3549, Class FA, 1.30%, 7/15/2039 (i)	155		159
Series 3680, Class MA, 4.50%, 7/15/2039	1,785		1,871
Series 4219, Class JA, 3.50%, 8/15/2039	858		869
Series 3607, Class TO, PO, 10/15/2039	703		640
Series 3795, Class EI, IO, 5.00%, 10/15/2039	994		56
Series 3608, Class SC, IF, IO, 6.15%, 12/15/2039 (i)	650		107
Series 3621, Class BO, PO, 1/15/2040	640		594
Series 3802, Class LS, IF, IO, 1.94%, 1/15/2040 (i)	3,708		176
Series 3632, Class BS, IF, 17.16%, 2/15/2040 (i)	2,030		2,805
Series 3966, Class BF, 0.60%, 10/15/2040 (i)	398		399
Series 3740, Class SB, IF, IO, 5.90%, 10/15/2040 (i)	1,929		297
Series 3740, Class SC, IF, IO, 5.90%, 10/15/2040 (i)	1,703		332
Series 3801, Class GB, 4.50%, 11/15/2040	202		215
Series 3779, Class GZ, 4.50%, 12/15/2040	8,463		8,955
Series 3779, Class Z, 4.50%, 12/15/2040	21,219		23,328
Series 3860, Class PZ, 5.00%, 5/15/2041	12,143		14,145
Series 3852, Class QN, IF, 5.50%, 5/15/2041 (i)	1,287		1,384
Series 3852, Class TP, IF, 5.50%, 5/15/2041 (i)	3,335		3,569
Series 4048, Class FB, 0.50%, 10/15/2041 (i)	3,351		3,369
Series 3957, Class B, 4.00%, 11/15/2041	2,390		2,641
Series 3966, Class NA, 4.00%, 12/15/2041	1,837		2,047
Series 4012, Class FN, 0.60%, 3/15/2042 (i)	5,002		5,052
Series 4077, Class FB, 0.60%, 7/15/2042 (i)	2,194		2,223
Series 4217, Class KY, 3.00%, 6/15/2043	1,794		1,910
Series 4257, Class DZ, 2.50%, 10/15/2043	5,918		6,049
Series 3688, Class GT, 7.41%, 11/15/2046 (i)	4,047		4,829
Series 4784, Class NZ, 4.00%, 5/15/2048	4,524		4,860
Series 4822, Class Z, 4.00%, 5/15/2048	17,119		18,487
Series 4809, Class KZ, 4.00%, 6/15/2048	21,347		22,956
Series 4818, Class DZ, 4.00%, 6/15/2048	15,535		16,681
Series 4807, Class EZ, 4.00%, 7/15/2048	8,707		9,467
Series 4809, Class ZM, 4.00%, 7/15/2048	33,706		36,882
Series 4822, Class ZB, 4.00%, 7/15/2048	9,681		10,443
Series 4837, Class ZB, 4.00%, 10/15/2048	9,177		10,267
FHLMC, STRIPS
Series 134, Class B, IO, 9.00%, 4/1/2022	—	(j)	—	(j)
Series 197, PO, 4/1/2028	328		318
Series 233, Class 11, IO, 5.00%, 9/15/2035	719		135
Series 233, Class 12, IO, 5.00%, 9/15/2035	611		91
Series 233, Class 13, IO, 5.00%, 9/15/2035	1,129		210
Series 239, Class S30, IF, IO, 7.60%, 8/15/2036 (i)	2,165		540
Series 264, Class F1, 0.65%, 7/15/2042 (i)	9,630		9,747
Series 262, Class 35, 3.50%, 7/15/2042	23,380		25,166
Series 270, Class F1, 0.60%, 8/15/2042 (i)	3,694		3,745
Series 299, Class 300, 3.00%, 1/15/2043	2,020		2,089
Series 310, PO, 9/15/2043	5,157		4,447
FHLMC, Structured Pass-Through Certificates, Whole Loan
Series T-41, Class 3A, 5.10%, 7/25/2032 (i)	408		459
Series T-48, Class 1A, 4.69%, 7/25/2033 (i)	1,227		1,362
Series T-76, Class 2A, 1.73%, 10/25/2037 (i)	8,219		8,353
Series T-42, Class A5, 7.50%, 2/25/2042	1,678		2,065
Series T-51, Class 2A, 7.50%, 8/25/2042 (i)	299		380
Series T-54, Class 2A, 6.50%, 2/25/2043	1,791		2,121
Series T-54, Class 3A, 7.00%, 2/25/2043	574		686
Series T-56, Class A5, 5.23%, 5/25/2043	3,941		4,498
Series T-57, Class 1AP, PO, 7/25/2043	148		129
Series T-57, Class 1A3, 7.50%, 7/25/2043	391		496
Series T-58, Class A, PO, 9/25/2043	163		138

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Series T-58, Class 4A, 7.50%, 9/25/2043	2,149		2,531
Series T-59, Class 1AP, PO, 10/25/2043	188		129
Series T-59, Class 1A2, 7.00%, 10/25/2043	2,161		2,567
Series T-62, Class 1A1, 1.33%, 10/25/2044 (i)	2,724		2,785
First Horizon Alternative Mortgage Securities Trust
Series 2005-FA8, Class 1A19, 5.50%, 11/25/2035	592		429
Series 2007-FA4, Class 1A2, IF, IO, 5.56%, 8/25/2037 ‡ (i)	5,821		1,272
FMC GMSR Issuer Trust
3.69%, 2/25/2024	116,200		116,229
Series 2020-GT1, Class A, 4.45%, 1/25/2026 (a) (i)	56,650		57,107
FNMA Trust, Whole Loan
Series 2004-W1, Class 2A2, 7.00%, 12/25/2033	1,521		1,797
Series 2003-W8, Class 3F1, 0.49%, 5/25/2042 (i)	203		203
Series 2003-W2, Class 2A9, 5.90%, 7/25/2042	389		451
Series 2003-W2, Class 1A1, 6.50%, 7/25/2042	662		776
Series 2003-W6, Class 2A4, 5.20%, 9/25/2042	2,397		2,707
Series 2003-W6, Class 3A, 6.50%, 9/25/2042	877		1,026
Series 2003-W8, Class 2A, 7.00%, 10/25/2042	941		1,095
Series 2004-W2, Class 2A2, 7.00%, 2/25/2044	292		344
Series 2004-W8, Class 3A, 7.50%, 6/25/2044	290		348
Series 2004-W15, Class 2AF, 0.34%, 8/25/2044 (i)	860		855
Series 2005-W3, Class 2AF, 0.31%, 3/25/2045 (i)	7,267		7,241
Series 2005-W4, Class 1A1, 6.00%, 8/25/2045	395		455
Series 2006-W2, Class 2A, 2.72%, 11/25/2045 (i)	954		1,009
Series 2006-W2, Class 1AF1, 0.31%, 2/25/2046 (i)	3,159		3,160
FNMA, Grantor Trust, Whole Loan
Series 1999-T2, Class A1, 7.50%, 1/19/2039 (i)	446		484
Series 2001-T3, Class A1, 7.50%, 11/25/2040	717		807
Series 2002-T16, Class A2, 7.00%, 7/25/2042	820		991
Series 2004-T2, Class 2A, 3.60%, 7/25/2043 (i)	695		729
Series 2004-T2, Class 1A4, 7.50%, 11/25/2043	1,376		1,615
Series 2004-T1, Class 1A2, 6.50%, 1/25/2044	161		189
Series 2004-T3, Class PT1, 10.15%, 1/25/2044 (i)	168		205
Series 2004-T3, Class 1A2, 6.50%, 2/25/2044	2,087		2,453
Series 2004-T3, Class 1A3, 7.00%, 2/25/2044	886		1,058
FNMA, REMIC
Series 2001-48, Class Z, 6.50%, 9/25/2021	8		8
Series G-51, Class SA, HB, IF, 26.32%, 12/25/2021 (i)	—	(j)	—	(j)
Series 2002-5, Class PK, 6.00%, 2/25/2022	33		33
Series 2002-1, Class HC, 6.50%, 2/25/2022	4		4
Series 2007-15, Class NO, PO, 3/25/2022	8		8
Series 1992-101, Class J, 7.50%, 6/25/2022	—	(j)	—	(j)
Series G92-42, Class Z, 7.00%, 7/25/2022	—	(j)	—	(j)
Series G92-35, Class E, 7.50%, 7/25/2022	6		6
Series 1992-117, Class MA, 8.00%, 7/25/2022	17		18
Series G92-44, Class ZQ, 8.00%, 7/25/2022	—	(j)	—	(j)
Series G92-35, Class G, HB, 1,184.78%, 7/25/2022	—	(j)	—	(j)
Series 1992-136, Class PK, 6.00%, 8/25/2022	4		4
Series 1996-59, Class J, 6.50%, 8/25/2022	4		4
Series G92-52, Class FD, 0.13%, 9/25/2022 (i)	1		1
Series 1992-143, Class MA, 5.50%, 9/25/2022	2		2
Series 2002-54, Class PG, 6.00%, 9/25/2022	102		105
Series G92-54, Class ZQ, 7.50%, 9/25/2022	2		2
Series 1992-163, Class M, 7.75%, 9/25/2022	5		5
Series 1992-150, Class M, 8.00%, 9/25/2022	19		20
Series G92-62, Class B, PO, 10/25/2022	2		2
Series G92-59, Class F, 1.08%, 10/25/2022 (i)	1		1
Series G92-61, Class Z, 7.00%, 10/25/2022	2		2
Series 1992-188, Class PZ, 7.50%, 10/25/2022	13		13
Series G93-1, Class KA, 7.90%, 1/25/2023	9		9
Series G93-5, Class Z, 6.50%, 2/25/2023	5		6
Series 1997-61, Class ZC, 7.00%, 2/25/2023	51		52

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 1993-27, Class SA, IF, 15.50%, 2/25/2023 (i)	2	2
Series 2003-17, Class EQ, 5.50%, 3/25/2023	237	244
Series G93-14, Class J, 6.50%, 3/25/2023	4	4
Series 1993-37, Class PX, 7.00%, 3/25/2023	44	45
Series 1993-25, Class J, 7.50%, 3/25/2023	14	15
Series 1993-21, Class KA, 7.70%, 3/25/2023	6	6
Series 1998-4, Class C, PO, 4/25/2023	3	3
Series 2003-23, Class EQ, 5.50%, 4/25/2023	457	472
Series G93-17, Class SI, IF, 6.00%, 4/25/2023 (i)	9	9
Series 1993-54, Class Z, 7.00%, 4/25/2023	13	14
Series 1998-43, Class SA, IF, IO, 19.38%, 4/25/2023 (i)	11	1
Series 1993-62, Class SA, IF, 19.65%, 4/25/2023 (i)	6	7
Series 2003-39, Class LW, 5.50%, 5/25/2023	115	119
Series 1993-56, Class PZ, 7.00%, 5/25/2023	169	178
Series 2008-47, Class SI, IF, IO, 6.41%, 6/25/2023 (i)	5	—	(j)
Series 2008-61, Class BH, 4.50%, 7/25/2023	136	140
Series 1993-136, Class ZB, 6.00%, 7/25/2023 (i)	77	81
Series 1993-122, Class M, 6.50%, 7/25/2023	3	3
Series 1993-99, Class Z, 7.00%, 7/25/2023	85	89
Series 2002-1, Class G, 7.00%, 7/25/2023	59	61
Series G93-27, Class FD, 0.97%, 8/25/2023 (i)	7	7
Series 2002-83, Class CS, 6.88%, 8/25/2023	81	85
Series 1993-141, Class Z, 7.00%, 8/25/2023	136	143
Series 1999-38, Class SK, IF, IO, 7.96%, 8/25/2023 (i)	2	—	(j)
Series 1996-14, Class SE, IF, IO, 9.17%, 8/25/2023 (i)	74	5
Series 1993-205, Class H, PO, 9/25/2023	6	6
Series G93-37, Class H, PO, 9/25/2023	2	1
Series 1993-178, Class PK, 6.50%, 9/25/2023	8	8
Series 1993-165, Class SK, IF, 12.50%, 9/25/2023 (i)	5	6
Series 1993-165, Class SD, IF, 14.06%, 9/25/2023 (i)	4	4
Series 1993-183, Class KA, 6.50%, 10/25/2023	110	117
Series 1993-189, Class PL, 6.50%, 10/25/2023	39	41
Series 1993-179, Class SC, IF, 10.50%, 10/25/2023 (i)	3	3
Series 1999-52, Class NS, HB, IF, 23.12%, 10/25/2023 (i)	7	9
Series 1993-179, Class SB, HB, IF, 28.10%, 10/25/2023 (i)	4	4
Series 1994-9, Class E, PO, 11/25/2023	1	1
Series 1995-19, Class Z, 6.50%, 11/25/2023	45	48
Series 1993-230, Class FA, 0.71%, 12/25/2023 (i)	4	4
Series 1993-247, Class FE, 1.09%, 12/25/2023 (i)	9	10
Series 1993-225, Class UB, 6.50%, 12/25/2023	13	13
Series 1993-247, Class SU, IF, 12.57%, 12/25/2023 (i)	4	5
Series 2002-1, Class UD, HB, IF, 24.18%, 12/25/2023 (i)	9	12
Series 1993-247, Class SA, HB, IF, 29.34%, 12/25/2023 (i)	12	13
Series 1994-37, Class L, 6.50%, 3/25/2024	38	41
Series 1994-40, Class Z, 6.50%, 3/25/2024	241	257
Series 1994-62, Class PK, 7.00%, 4/25/2024	376	398
Series 1994-63, Class PK, 7.00%, 4/25/2024	156	167
Series 2004-53, Class NC, 5.50%, 7/25/2024	33	35
Series 2004-65, Class EY, 5.50%, 8/25/2024	404	423
Series 2004-81, Class JG, 5.00%, 11/25/2024	655	688
Series 1995-2, Class Z, 8.50%, 1/25/2025	8	9
Series G95-1, Class C, 8.80%, 1/25/2025	19	21
Series 2005-67, Class EY, 5.50%, 8/25/2025	536	575
Series 2005-121, Class DX, 5.50%, 1/25/2026	309	329
Series 2006-94, Class GK, HB, IF, 32.79%, 10/25/2026 (i)	77	109
Series 1996-48, Class Z, 7.00%, 11/25/2026	99	107
Series 1997-20, IO, 1.84%, 3/25/2027 (i)	26	—	(j)
Series 1997-20, Class IB, IO, 1.84%, 3/25/2027 (i)	10	—	(j)

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 1997-27, Class J, 7.50%, 4/18/2027	26	30
Series 1997-29, Class J, 7.50%, 4/20/2027	40	46
Series 1997-32, Class PG, 6.50%, 4/25/2027	87	97
Series 1997-39, Class PD, 7.50%, 5/20/2027	133	152
Series 1997-42, Class ZC, 6.50%, 7/18/2027	7	8
Series 1997-81, Class PI, IO, 7.00%, 12/18/2027	37	3
Series 1998-36, Class ZB, 6.00%, 7/18/2028	41	46
Series 2008-55, Class S, IF, IO, 7.51%, 7/25/2028 (i)	1,267	164
Series 1998-66, Class SB, IF, IO, 8.06%, 12/25/2028 (i)	12	1
Series 2009-11, Class NB, 5.00%, 3/25/2029	869	923
Series 1999-18, Class Z, 5.50%, 4/18/2029	54	59
Series 1999-17, Class C, 6.35%, 4/25/2029	27	30
Series 1999-62, Class PB, 7.50%, 12/18/2029	43	50
Series 2000-2, Class ZE, 7.50%, 2/25/2030	232	271
Series 2000-20, Class SA, IF, IO, 9.01%, 7/25/2030 (i)	61	7
Series 2000-52, IO, 8.50%, 1/25/2031	13	2
Series 2001-7, Class PF, 7.00%, 3/25/2031	30	36
Series 2011-31, Class DB, 3.50%, 4/25/2031	5,204	5,629
Series 2001-33, Class ID, IO, 6.00%, 7/25/2031	179	25
Series 2001-30, Class PM, 7.00%, 7/25/2031	95	114
Series 2001-36, Class DE, 7.00%, 8/25/2031	193	227
Series 2001-49, Class Z, 6.50%, 9/25/2031	44	52
Series 2001-44, Class MY, 7.00%, 9/25/2031	255	305
Series 2001-44, Class PD, 7.00%, 9/25/2031	52	61
Series 2001-44, Class PU, 7.00%, 9/25/2031	34	40
Series 2001-60, Class QS, HB, IF, 24.18%, 9/25/2031 (i)	136	185
Series 2001-52, Class KB, 6.50%, 10/25/2031	35	41
Series 2003-52, Class SX, HB, IF, 22.68%, 10/25/2031 (i)	78	113
Series 2001-60, Class PX, 6.00%, 11/25/2031	303	350
Series 2001-61, Class Z, 7.00%, 11/25/2031	361	433
Series 2004-74, Class SW, IF, 15.31%, 11/25/2031 (i)	104	134
Series 2001-72, Class SX, IF, 17.25%, 12/25/2031 (i)	9	13
Series 2001-81, Class LO, PO, 1/25/2032	11	11
Series 2002-1, Class SA, HB, IF, 24.89%, 2/25/2032 (i)	24	35
Series 2002-13, Class SJ, IF, IO, 1.60%, 3/25/2032 (i)	293	10
Series 2002-13, Class ST, IF, 10.00%, 3/25/2032 (i)	4	5
Series 2002-21, Class LO, PO, 4/25/2032	10	10
Series 2002-15, Class ZA, 6.00%, 4/25/2032	813	927
Series 2002-21, Class PE, 6.50%, 4/25/2032	140	165
Series 2002-28, Class PK, 6.50%, 5/25/2032	285	334
Series 2002-37, Class Z, 6.50%, 6/25/2032	126	145
Series 2006-130, Class GI, IO, 6.50%, 7/25/2032	527	75
Series 2002-48, Class GH, 6.50%, 8/25/2032	353	419
Series 2002-71, Class AP, 5.00%, 11/25/2032	72	79
Series 2011-39, Class ZA, 6.00%, 11/25/2032	2,348	2,726
Series 2004-61, Class SK, IF, 8.50%, 11/25/2032 (i)	112	130
Series 2004-61, Class SH, HB, IF, 23.62%, 11/25/2032 (i)	41	62
Series 2004-59, Class BG, PO, 12/25/2032	63	60
Series 2002-78, Class Z, 5.50%, 12/25/2032	744	863
Series 2002-77, Class S, IF, 14.32%, 12/25/2032 (i)	52	65
Series 2003-9, Class NZ, 6.50%, 2/25/2033	121	142
Series 2003-14, Class TI, IO, 5.00%, 3/25/2033	112	6
Series 2003-22, Class UD, 4.00%, 4/25/2033	1,234	1,361
Series 2003-35, Class EA, PO, 5/25/2033	40	37
Series 2003-42, Class GB, 4.00%, 5/25/2033	80	89
Series 2003-34, Class AX, 6.00%, 5/25/2033	189	222
Series 2003-34, Class ED, 6.00%, 5/25/2033	973	1,136
Series 2003-34, Class GE, 6.00%, 5/25/2033	464	537

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2003-39, IO, 6.00%, 5/25/2033 (i)	56	9
Series 2003-33, Class IA, IO, 6.50%, 5/25/2033	537	112
Series 2007-97, Class KI, IO, 7.00%, 5/25/2033	953	97
Series 2003-47, Class PE, 5.75%, 6/25/2033	382	439
Series 2004-4, Class QI, IF, IO, 7.01%, 6/25/2033 (i)	159	6
Series 2004-4, Class QM, IF, 14.02%, 6/25/2033 (i)	118	125
Series 2003-64, Class SX, IF, 13.47%, 7/25/2033 (i)	151	190
Series 2003-132, Class OA, PO, 8/25/2033	20	20
Series 2003-72, Class IE, IO, 5.50%, 8/25/2033	1,208	200
Series 2003-73, Class HC, 5.50%, 8/25/2033	617	715
Series 2003-71, Class DS, IF, 7.32%, 8/25/2033 (i)	609	677
Series 2003-74, Class SH, IF, 10.01%, 8/25/2033 (i)	81	95
Series 2005-56, Class TP, IF, 17.88%, 8/25/2033 (i)	133	164
Series 2003-91, Class SD, IF, 12.35%, 9/25/2033 (i)	98	118
Series 2013-100, Class WB, 3.00%, 10/25/2033	7,887	8,401
Series 2003-105, Class AZ, 5.50%, 10/25/2033	4,513	5,226
Series 2003-116, Class SB, IF, IO, 7.51%, 11/25/2033 (i)	681	133
Series 2006-44, Class P, PO, 12/25/2033	540	504
Series 2003-122, Class ZJ, 6.00%, 12/25/2033	3,699	4,372
Series 2004-87, Class F, 0.84%, 1/25/2034 (i)	799	815
Series 2003-130, Class SX, IF, 11.38%, 1/25/2034 (i)	17	20
Series 2003-131, Class SK, IF, 16.02%, 1/25/2034 (i)	48	53
Series 2004-46, Class EP, PO, 3/25/2034	514	507
Series 2004-28, Class PF, 0.49%, 3/25/2034 (i)	471	473
Series 2004-17, Class H, 5.50%, 4/25/2034	1,420	1,663
Series 2004-25, Class SA, IF, 19.27%, 4/25/2034 (i)	272	388
Series 2004-36, Class FA, 0.49%, 5/25/2034 (i)	1,433	1,440
Series 2004-46, Class SK, IF, 16.25%, 5/25/2034 (i)	74	98
Series 2004-36, Class SA, IF, 19.27%, 5/25/2034 (i)	613	897
Series 2004-46, Class QB, HB, IF, 23.63%, 5/25/2034 (i)	118	176
Series 2004-50, Class VZ, 5.50%, 7/25/2034	2,318	2,649
Series 2004-51, Class SY, IF, 14.06%, 7/25/2034 (i)	89	107
Series 2005-93, Class MF, 0.34%, 8/25/2034 (i)	187	187
Series 2005-25, Class PF, 0.44%, 4/25/2035 (i)	693	697
Series 2005-42, Class PS, IF, 16.77%, 5/25/2035 (i)	30	37
Series 2005-74, Class CS, IF, 19.77%, 5/25/2035 (i)	518	647
Series 2005-74, Class SK, IF, 19.88%, 5/25/2035 (i)	356	447
Series 2005-74, Class CP, HB, IF, 24.41%, 5/25/2035 (i)	119	152
Series 2005-59, Class SU, HB, IF, 25.04%, 6/25/2035 (i)	189	298
Series 2005-56, Class S, IF, IO, 6.62%, 7/25/2035 (i)	396	80
Series 2005-66, Class SG, IF, 17.15%, 7/25/2035 (i)	194	270
Series 2005-68, Class PG, 5.50%, 8/25/2035	572	654
Series 2005-73, Class ZB, 5.50%, 8/25/2035	3,965	4,592
Series 2005-73, Class PS, IF, 16.47%, 8/25/2035 (i)	224	295
Series 2005-72, Class SB, IF, 16.65%, 8/25/2035 (i)	180	241
Series 2005-90, PO, 9/25/2035	58	57
Series 2005-75, Class SV, HB, IF, 23.83%, 9/25/2035 (i)	50	72
Series 2010-39, Class OT, PO, 10/25/2035	143	138
Series 2005-84, Class XM, 5.75%, 10/25/2035	476	541
Series 2005-90, Class ES, IF, 16.65%, 10/25/2035 (i)	219	303
Series 2005-106, Class US, HB, IF, 24.23%, 11/25/2035 (i)	1,036	1,501
Series 2005-110, Class GL, 5.50%, 12/25/2035	3,059	3,501
Series 2006-46, Class UC, 5.50%, 12/25/2035	212	228
Series 2005-109, Class PC, 6.00%, 12/25/2035	80	90
Series 2006-39, Class WC, 5.50%, 1/25/2036	146	155
Series 2006-16, Class OA, PO, 3/25/2036	112	104
Series 2006-8, Class WQ, PO, 3/25/2036	1,166	1,047
Series 2006-12, Class BZ, 5.50%, 3/25/2036	1,331	1,530
Series 2006-16, Class HZ, 5.50%, 3/25/2036	359	413

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2006-8, Class JZ, 5.50%, 3/25/2036	1,542	1,810
Series 2006-8, Class WN, IF, IO, 6.61%, 3/25/2036 (i)	4,277	904
Series 2006-11, Class PS, HB, IF, 24.23%, 3/25/2036 (i)	107	168
Series 2006-22, Class AO, PO, 4/25/2036	390	364
Series 2006-23, Class KO, PO, 4/25/2036	126	122
Series 2006-27, Class OH, PO, 4/25/2036	248	233
Series 2006-23, Class FK, 0.34%, 4/25/2036 (i)	604	605
Series 2006-33, Class LS, HB, IF, 29.74%, 5/25/2036 (i)	121	191
Series 2006-43, PO, 6/25/2036	99	96
Series 2006-43, Class DO, PO, 6/25/2036	320	294
Series 2006-44, Class GO, PO, 6/25/2036	201	188
Series 2006-50, Class JO, PO, 6/25/2036	719	666
Series 2006-50, Class PS, PO, 6/25/2036	874	840
Series 2006-46, Class FW, 0.49%, 6/25/2036 (i)	223	224
Series 2006-53, Class US, IF, IO, 6.49%, 6/25/2036 (i)	853	166
Series 2006-46, Class SW, HB, IF, 23.86%, 6/25/2036 (i)	36	54
Series 2006-113, PO, 7/25/2036	3	3
Series 2006-58, PO, 7/25/2036	119	111
Series 2006-58, Class AP, PO, 7/25/2036	60	55
Series 2006-65, Class QO, PO, 7/25/2036	230	216
Series 2006-56, Class FC, 0.38%, 7/25/2036 (i)	1,954	1,962
Series 2006-58, Class FL, 0.55%, 7/25/2036 (i)	193	194
Series 2006-71, Class ZL, 6.00%, 7/25/2036	2,586	3,039
Series 2006-58, Class IG, IF, IO, 6.43%, 7/25/2036 (i)	424	77
Series 2006-63, Class ZH, 6.50%, 7/25/2036	1,201	1,443
Series 2011-19, Class ZY, 6.50%, 7/25/2036	1,592	1,908
Series 2006-60, Class AK, HB, IF, 28.43%, 7/25/2036 (i)	122	180
Series 2006-62, Class PS, HB, IF, 39.35%, 7/25/2036 (i)	86	173
Series 2006-72, Class GO, PO, 8/25/2036	411	396
Series 2006-72, Class TO, PO, 8/25/2036	75	68
Series 2006-79, Class DO, PO, 8/25/2036	166	160
Series 2006-79, Class OP, PO, 8/25/2036	243	220
Series 2006-79, Class DF, 0.44%, 8/25/2036 (i)	702	706
Series 2007-7, Class SG, IF, IO, 6.41%, 8/25/2036 (i)	810	226
Series 2006-77, Class PC, 6.50%, 8/25/2036	677	785
Series 2006-78, Class BZ, 6.50%, 8/25/2036	123	147
Series 2006-86, Class OB, PO, 9/25/2036	243	226
Series 2006-90, Class AO, PO, 9/25/2036	183	173
Series 2008-42, Class AO, PO, 9/25/2036	93	85
Series 2006-85, Class MZ, 6.50%, 9/25/2036	72	86
Series 2009-19, Class PW, 4.50%, 10/25/2036	1,039	1,168
Series 2006-95, Class SG, HB, IF, 25.83%, 10/25/2036 (i)	132	217
Series 2006-109, PO, 11/25/2036	60	55
Series 2006-110, PO, 11/25/2036	360	336
Series 2006-111, Class EO, PO, 11/25/2036	171	156
Series 2006-115, Class OK, PO, 12/25/2036	209	190
Series 2006-119, PO, 12/25/2036	91	87
Series 2006-118, Class A1, 0.17%, 12/25/2036 (i)	370	368
Series 2006-118, Class A2, 0.17%, 12/25/2036 (i)	1,627	1,612
Series 2006-117, Class GS, IF, IO, 6.56%, 12/25/2036 (i)	728	113
Series 2006-115, Class ES, HB, IF, 26.19%, 12/25/2036 (i)	27	42
Series 2006-128, PO, 1/25/2037	208	191
Series 2009-70, Class CO, PO, 1/25/2037	570	530
Series 2006-128, Class BP, 5.50%, 1/25/2037	107	118
Series 2007-10, Class FD, 0.34%, 2/25/2037 (i)	422	423
Series 2007-1, Class SD, HB, IF, 38.45%, 2/25/2037 (i)	73	217
Series 2007-14, Class OP, PO, 3/25/2037	170	160

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2007-77, Class FG, 0.59%, 3/25/2037 (i)	396	402
Series 2007-16, Class FC, 0.84%, 3/25/2037 (i)	257	267
Series 2009-63, Class P, 5.00%, 3/25/2037	23	26
Series 2007-22, Class SC, IF, IO, 5.99%, 3/25/2037 (i)	25	1
Series 2007-18, Class MZ, 6.00%, 3/25/2037	367	416
Series 2007-14, Class ES, IF, IO, 6.35%, 3/25/2037 (i)	1,419	259
Series 2007-28, Class EO, PO, 4/25/2037	542	496
Series 2007-35, Class SI, IF, IO, 6.01%, 4/25/2037 (i)	441	49
Series 2007-29, Class SG, HB, IF, 22.36%, 4/25/2037 (i)	270	423
Series 2007-42, Class AO, PO, 5/25/2037	48	44
Series 2007-43, Class FL, 0.39%, 5/25/2037 (i)	266	267
Series 2007-42, Class B, 6.00%, 5/25/2037	812	955
Series 2007-98, Class FB, 0.54%, 6/25/2037 (i)	140	145
Series 2007-92, Class YS, IF, IO, 5.69%, 6/25/2037 (i)	257	45
Series 2007-53, Class SH, IF, IO, 6.01%, 6/25/2037 (i)	792	124
Series 2007-54, Class WI, IF, IO, 6.01%, 6/25/2037 (i)	289	57
Series 2007-92, Class YA, 6.50%, 6/25/2037	154	183
Series 2007-67, PO, 7/25/2037	377	349
Series 2007-97, Class FC, 0.59%, 7/25/2037 (i)	232	236
Series 2007-70, Class Z, 5.50%, 7/25/2037	909	1,048
Series 2007-72, Class EK, IF, IO, 6.31%, 7/25/2037 (i)	2,583	503
Series 2007-65, Class KI, IF, IO, 6.53%, 7/25/2037 (i)	945	171
Series 2007-60, Class AX, IF, IO, 7.06%, 7/25/2037 (i)	4,082	1,037
Series 2007-62, Class SE, IF, 16.27%, 7/25/2037 (i)	191	249
Series 2007-76, Class AZ, 5.50%, 8/25/2037	307	354
Series 2007-76, Class ZG, 6.00%, 8/25/2037	306	360
Series 2007-78, Class CB, 6.00%, 8/25/2037	93	110
Series 2007-78, Class PE, 6.00%, 8/25/2037	376	445
Series 2007-81, Class GE, 6.00%, 8/25/2037	450	524
Series 2007-79, Class SB, HB, IF, 23.68%, 8/25/2037 (i)	360	596
Series 2012-87, Class KF, 0.54%, 9/25/2037 (i)	48	48
Series 2007-88, Class VI, IF, IO, 6.45%, 9/25/2037 (i)	1,267	275
Series 2007-85, Class SL, IF, 15.92%, 9/25/2037 (i)	77	103
Series 2009-86, Class OT, PO, 10/25/2037	3,481	3,167
Series 2007-100, Class SM, IF, IO, 6.36%, 10/25/2037 (i)	915	187
Series 2007-91, Class ES, IF, IO, 6.37%, 10/25/2037 (i)	1,331	284
Series 2007-108, Class SA, IF, IO, 6.27%, 12/25/2037 (i)	45	7
Series 2007-109, Class AI, IF, IO, 6.31%, 12/25/2037 (i)	1,227	182
Series 2007-112, Class SA, IF, IO, 6.36%, 12/25/2037 (i)	1,307	291
Series 2007-112, Class MJ, 6.50%, 12/25/2037	1,004	1,206
Series 2007-116, Class HI, IO, 1.49%, 1/25/2038 (i)	2,139	93
Series 2008-1, Class BI, IF, IO, 5.82%, 2/25/2038 (i)	1,037	202
Series 2008-4, Class SD, IF, IO, 5.91%, 2/25/2038 (i)	2,669	432
Series 2008-18, Class FA, 0.99%, 3/25/2038 (i)	256	262
Series 2008-16, Class IS, IF, IO, 6.11%, 3/25/2038 (i)	319	54
Series 2008-10, Class XI, IF, IO, 6.14%, 3/25/2038 (i)	394	74
Series 2008-20, Class SA, IF, IO, 6.90%, 3/25/2038 (i)	539	111
Series 2008-18, Class SP, IF, 13.82%, 3/25/2038 (i)	156	186
Series 2008-32, Class SA, IF, IO, 6.76%, 4/25/2038 (i)	303	48
Series 2008-27, Class SN, IF, IO, 6.81%, 4/25/2038 (i)	494	88
Series 2008-28, Class QS, HB, IF, 20.43%, 4/25/2038 (i)	175	249
Series 2008-44, PO, 5/25/2038	13	11
Series 2008-46, Class HI, IO, 1.75%, 6/25/2038 (i)	828	55
Series 2008-56, Class AC, 5.00%, 7/25/2038	238	270
Series 2008-60, Class JC, 5.00%, 7/25/2038	296	337
Series 2011-47, Class ZA, 5.50%, 7/25/2038	1,194	1,389
Series 2008-53, Class CI, IF, IO, 7.11%, 7/25/2038 (i)	294	55
Series 2008-80, Class SA, IF, IO, 5.76%, 9/25/2038 (i)	1,273	232
Series 2008-81, Class SB, IF, IO, 5.76%, 9/25/2038 (i)	975	164
Series 2009-4, Class BD, 4.50%, 2/25/2039	46	52

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2009-6, Class GS, IF, IO, 6.46%, 2/25/2039 (i)	784	176
Series 2009-17, Class QS, IF, IO, 6.56%, 3/25/2039 (i)	309	50
Series 2012-89, Class FD, 0.54%, 4/25/2039 (i)	103	103
Series 2009-52, Class PI, IO, 5.00%, 7/25/2039	513	78
Series 2009-47, Class MT, 7.00%, 7/25/2039	15	18
Series 2009-59, Class HB, 5.00%, 8/25/2039	1,887	2,150
Series 2009-60, Class HT, 6.00%, 8/25/2039	2,459	2,893
Series 2009-65, Class MT, 5.00%, 9/25/2039	600	654
Series 2009-69, Class WA, 6.02%, 9/25/2039 (i)	883	1,011
Series 2009-86, Class IP, IO, 5.50%, 10/25/2039	1,189	204
Series 2009-84, Class WS, IF, IO, 5.81%, 10/25/2039 (i)	310	50
Series 2009-103, Class MB, 2.22%, 12/25/2039 (i)	1,065	1,115
Series 2009-99, Class SC, IF, IO, 6.09%, 12/25/2039 (i)	396	64
Series 2009-99, Class WA, 6.29%, 12/25/2039 (i)	2,017	2,321
Series 2009-113, Class AO, PO, 1/25/2040	301	268
Series 2009-112, Class ST, IF, IO, 6.16%, 1/25/2040 (i)	884	161
Series 2010-1, Class WA, 6.21%, 2/25/2040 (i)	373	427
Series 2010-16, Class WB, 6.19%, 3/25/2040 (i)	1,436	1,652
Series 2010-16, Class WA, 6.44%, 3/25/2040 (i)	1,416	1,612
Series 2010-49, Class SC, IF, 12.48%, 3/25/2040 (i)	1,521	1,936
Series 2010-40, Class FJ, 0.69%, 4/25/2040 (i)	278	280
Series 2010-35, Class SB, IF, IO, 6.33%, 4/25/2040 (i)	699	114
Series 2010-35, Class SJ, IF, 17.36%, 4/25/2040 (i)	835	1,118
Series 2010-43, Class FD, 0.69%, 5/25/2040 (i)	462	470
Series 2010-42, Class S, IF, IO, 6.31%, 5/25/2040 (i)	396	66
Series 2010-63, Class AP, PO, 6/25/2040	477	444
Series 2010-64, Class DM, 5.00%, 6/25/2040	3,239	3,663
Series 2010-58, Class MB, 5.50%, 6/25/2040	5,533	6,253
Series 2010-71, Class HJ, 5.50%, 7/25/2040	1,925	2,238
Series 2010-102, Class PN, 5.00%, 9/25/2040	1,794	2,055
Series 2010-111, Class AM, 5.50%, 10/25/2040	6,509	7,725
Series 2010-125, Class SA, IF, IO, 4.35%, 11/25/2040 (i)	2,580	322
Series 2011-101, Class FM, 0.64%, 1/25/2041 (i)	256	257
Series 2010-147, Class SA, IF, IO, 6.44%, 1/25/2041 (i)	4,284	939
Series 2011-30, Class LS, IO, 1.62%, 4/25/2041 (i)	3,617	243
Series 2011-149, Class EF, 0.59%, 7/25/2041 (i)	341	344
Series 2011-75, Class FA, 0.64%, 8/25/2041 (i)	758	765
Series 2011-149, Class MF, 0.59%, 11/25/2041 (i)	1,164	1,174
Series 2011-118, Class LB, 7.00%, 11/25/2041	5,823	7,119
Series 2011-118, Class MT, 7.00%, 11/25/2041	7,197	8,760
Series 2011-118, Class NT, 7.00%, 11/25/2041	6,161	7,453
Series 2012-99, Class FA, 0.54%, 9/25/2042 (i)	1,765	1,783
Series 2012-101, Class FC, 0.59%, 9/25/2042 (i)	971	953
Series 2012-97, Class FB, 0.59%, 9/25/2042 (i)	3,727	3,780
Series 2012-108, Class F, 0.59%, 10/25/2042 (i)	2,983	3,018
Series 2013-81, Class TA, 3.00%, 2/25/2043	5,744	5,952
Series 2013-4, Class AJ, 3.50%, 2/25/2043	2,181	2,308
Series 2013-92, PO, 9/25/2043	7,043	6,344
Series 2013-101, Class DO, PO, 10/25/2043	5,811	5,007
Series 2013-128, PO, 12/25/2043	11,131	9,805
Series 2013-135, PO, 1/25/2044	4,266	3,508
Series 2014-29, Class PS, IF, IO, 5.96%, 5/25/2044 (i)	3,900	634
Series 2018-63, Class DA, 3.50%, 9/25/2048	5,309	5,668
Series 2018-94, Class DZ, 4.00%, 1/25/2049	16,641	18,164
Series 2010-103, Class SB, IF, IO, 6.01%, 11/25/2049 (i)	650	81
Series 2011-2, Class WA, 5.85%, 2/25/2051 (i)	594	683
Series 2011-58, Class WA, 5.50%, 7/25/2051 (i)	173	202
FNMA, REMIC Trust, Whole Loan
Series 2004-W10, Class A6, 5.75%, 8/25/2034	3,314	3,638

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2007-W3, Class 1A3, 6.75%, 4/25/2037	191	210
Series 2007-W5, PO, 6/25/2037	129	120
Series 2007-W7, Class 1A4, HB, IF, 38.63%, 7/25/2037 (i)	127	223
Series 2003-W4, Class 2A, 5.68%, 10/25/2042 (i)	101	116
Series 2003-W1, Class 1A1, 5.12%, 12/25/2042 (i)	725	795
Series 2003-W1, Class 2A, 5.60%, 12/25/2042 (i)	194	216
Series 2004-W11, Class 1A1, 6.00%, 5/25/2044	572	686
Series 2005-W1, Class 1A2, 6.50%, 10/25/2044	1,016	1,212
Series 2006-W3, Class 2A, 6.00%, 9/25/2046	753	852
Series 2007-W10, Class 2A, 6.31%, 8/25/2047 (i)	84	97
Series 2009-W1, Class A, 6.00%, 12/25/2049	3,198	3,711
FNMA, REMIC, Whole Loan
Series 2007-101, Class A2, 0.33%, 6/27/2036 (i)	2,407	2,373
Series 2007-54, Class FA, 0.49%, 6/25/2037 (i)	1,487	1,510
Series 2007-64, Class FB, 0.46%, 7/25/2037 (i)	386	390
Series 2007-106, Class A7, 6.25%, 10/25/2037 (i)	333	392
Series 2002-90, Class A1, 6.50%, 6/25/2042	409	480
FNMA, STRIPS
Series 218, Class 2, IO, 7.50%, 4/25/2023	2	—	(j)
Series 265, Class 2, 9.00%, 3/25/2024	2	2
Series 300, Class 1, PO, 9/25/2024	194	191
Series 329, Class 1, PO, 1/25/2033	53	50
Series 345, Class 6, IO, 5.00%, 12/25/2033 (i)	72	10
Series 365, Class 8, IO, 5.50%, 5/25/2036	270	54
Series 374, Class 5, IO, 5.50%, 8/25/2036	191	34
Series 393, Class 6, IO, 5.50%, 4/25/2037	79	11
Series 383, Class 33, IO, 6.00%, 1/25/2038	186	36
Series 412, Class F2, 0.59%, 8/25/2042 (i)	3,620	3,641
Series 411, Class F1, 0.64%, 8/25/2042 (i)	8,201	8,216
FNMA, Whole Loan Series 2007-W1, Class 1AF1, 0.35%, 11/25/2046 (i)	5,643	5,600
Freedom Frn 0.00%, 3/25/2022	68,100	68,100
GMACM Mortgage Loan Trust Series 2005-AR3, Class 3A4, 3.31%, 6/19/2035 (i)	465	454
GNMA
Series 1999-4, Class ZB, 6.00%, 2/20/2029	482	483
Series 2001-35, Class SA, IF, IO, 8.15%, 8/16/2031 (i)	95	—	(j)
Series 2002-52, Class GH, 6.50%, 7/20/2032	412	412
Series 2002-75, Class PB, 6.00%, 11/20/2032	808	807
Series 2011-43, Class ZQ, 5.50%, 1/16/2033	2,317	2,483
Series 2003-58, Class BE, 6.50%, 1/20/2033	588	633
Series 2003-12, Class SP, IF, IO, 7.58%, 2/20/2033 (i)	136	16
Series 2003-24, PO, 3/16/2033	45	45
Series 2003-40, Class TJ, 6.50%, 3/20/2033	1,151	1,247
Series 2003-46, Class TC, 6.50%, 3/20/2033	338	369
Series 2003-25, Class PZ, 5.50%, 4/20/2033	1,249	1,333
Series 2003-46, Class MG, 6.50%, 5/20/2033	451	503
Series 2003-52, Class AP, PO, 6/16/2033	243	232
Series 2003-75, Class ZX, 6.00%, 9/16/2033	704	795
Series 2003-90, PO, 10/20/2033	36	35
Series 2010-41, Class WA, 5.82%, 10/20/2033 (i)	871	982
Series 2003-97, Class SA, IF, IO, 6.45%, 11/16/2033 (i)	455	45
Series 2003-112, Class SA, IF, IO, 6.45%, 12/16/2033 (i)	466	50
Series 2004-28, Class S, IF, 19.39%, 4/16/2034 (i)	244	347
Series 2005-7, Class JM, IF, 16.50%, 5/18/2034 (i)	13	16
Series 2004-46, PO, 6/20/2034	409	401
Series 2004-49, Class Z, 6.00%, 6/20/2034	1,604	1,822
Series 2004-73, Class AE, IF, 14.65%, 8/17/2034 (i)	33	34
Series 2010-103, Class WA, 5.70%, 8/20/2034 (i)	474	543
Series 2004-73, Class JL, IF, IO, 6.45%, 9/16/2034 (i)	1,663	322
Series 2004-71, Class ST, IF, 7.00%, 9/20/2034 (i)	173	188
Series 2004-71, Class SB, HB, IF, 28.98%, 9/20/2034 (i)	173	273

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2004-83, Class AP, IF, 14.04%, 10/16/2034 (i)	9	10
Series 2004-89, Class LS, HB, IF, 24.01%, 10/16/2034 (i)	137	219
Series 2004-90, Class SI, IF, IO, 6.00%, 10/20/2034 (i)	2,383	376
Series 2004-96, Class SC, IF, IO, 5.98%, 11/20/2034 (i)	1,336	5
Series 2005-3, Class SK, IF, IO, 6.65%, 1/20/2035 (i)	1,580	355
Series 2005-68, Class DP, IF, 16.19%, 6/17/2035 (i)	513	642
Series 2008-79, Class CS, IF, 6.70%, 6/20/2035 (i)	821	890
Series 2005-56, Class IC, IO, 5.50%, 7/20/2035	161	27
Series 2005-66, Class SP, HB, IF, 20.50%, 8/16/2035 (i)	91	136
Series 2010-14, Class CO, PO, 8/20/2035	944	879
Series 2005-65, Class SA, HB, IF, 22.36%, 8/20/2035 (i)	27	44
Series 2005-72, Class AZ, 5.50%, 9/20/2035	884	1,005
Series 2005-68, Class KI, IF, IO, 6.20%, 9/20/2035 (i)	3,304	683
Series 2005-82, PO, 10/20/2035	212	190
Series 2010-14, Class BO, PO, 11/20/2035	310	289
Series 2005-91, Class PI, IO, 6.00%, 12/20/2035	327	49
Series 2006-20, Class QA, 5.75%, 2/20/2036	102	107
Series 2006-16, Class OP, PO, 3/20/2036	265	247
Series 2006-22, Class AO, PO, 5/20/2036	372	362
Series 2006-38, Class SW, IF, IO, 6.40%, 6/20/2036 (i)	28	2
Series 2006-34, PO, 7/20/2036	52	50
Series 2006-33, Class Z, 6.50%, 7/20/2036	1,581	1,838
Series 2006-38, Class ZK, 6.50%, 8/20/2036	2,097	2,358
Series 2006-57, Class PZ, 5.56%, 10/20/2036	933	1,021
Series 2006-59, Class SD, IF, IO, 6.60%, 10/20/2036 (i)	476	70
Series 2006-65, Class SA, IF, IO, 6.70%, 11/20/2036 (i)	842	108
Series 2011-22, Class WA, 5.87%, 2/20/2037 (i)	326	376
Series 2007-57, PO, 3/20/2037	698	675
Series 2007-9, Class CI, IF, IO, 6.10%, 3/20/2037 (i)	941	146
Series 2007-17, Class JO, PO, 4/16/2037	503	454
Series 2007-17, Class JI, IF, IO, 6.71%, 4/16/2037 (i)	1,295	286
Series 2010-129, Class AW, 5.94%, 4/20/2037 (i)	600	692
Series 2007-19, Class SD, IF, IO, 6.10%, 4/20/2037 (i)	490	50
Series 2007-25, Class FN, 0.40%, 5/16/2037 (i)	379	379
Series 2007-28, Class BO, PO, 5/20/2037	76	70
Series 2007-26, Class SC, IF, IO, 6.10%, 5/20/2037 (i)	877	146
Series 2007-27, Class SD, IF, IO, 6.10%, 5/20/2037 (i)	938	142
Series 2007-35, PO, 6/16/2037	1,309	1,245
Series 2007-36, Class HO, PO, 6/16/2037	149	139
Series 2007-36, Class SE, IF, IO, 6.37%, 6/16/2037 (i)	640	79
Series 2007-36, Class SJ, IF, IO, 6.15%, 6/20/2037 (i)	746	77
Series 2007-45, Class QA, IF, IO, 6.54%, 7/20/2037 (i)	1,101	162
Series 2007-40, Class SN, IF, IO, 6.58%, 7/20/2037 (i)	1,070	196
Series 2007-40, Class SD, IF, IO, 6.65%, 7/20/2037 (i)	757	122
Series 2007-50, Class AI, IF, IO, 6.68%, 8/20/2037 (i)	259	9
Series 2008-20, PO, 9/20/2037	56	56
Series 2007-53, Class ES, IF, IO, 6.45%, 9/20/2037 (i)	786	112
Series 2007-53, Class SW, IF, 19.91%, 9/20/2037 (i)	182	240
Series 2008-32, Class PI, IO, 5.50%, 10/16/2037	612	29
Series 2008-7, Class SP, IF, 13.20%, 10/20/2037 (i)	131	150
Series 2009-79, Class OK, PO, 11/16/2037	1,349	1,271
Series 2007-74, Class SL, IF, IO, 6.44%, 11/16/2037 (i)	870	108
Series 2007-73, Class MI, IF, IO, 5.90%, 11/20/2037 (i)	878	109
Series 2007-76, Class SB, IF, IO, 6.40%, 11/20/2037 (i)	1,705	181
Series 2007-67, Class SI, IF, IO, 6.41%, 11/20/2037 (i)	937	176
Series 2007-72, Class US, IF, IO, 6.45%, 11/20/2037 (i)	770	101
Series 2008-7, Class SK, IF, 19.65%, 11/20/2037 (i)	92	119
Series 2007-79, Class SY, IF, IO, 6.45%, 12/20/2037 (i)	1,137	164
Series 2008-1, PO, 1/20/2038	53	49

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2015-137, Class WA, 5.53%, 1/20/2038 (i)	3,041	3,576
Series 2008-17, IO, 5.50%, 2/20/2038	178	10
Series 2009-106, Class ST, IF, IO, 5.90%, 2/20/2038 (i)	7,360	1,212
Series 2008-33, Class XS, IF, IO, 7.60%, 4/16/2038 (i)	501	85
Series 2008-36, Class SH, IF, IO, 6.20%, 4/20/2038 (i)	1,159	4
Series 2008-40, Class SA, IF, IO, 6.30%, 5/16/2038 (i)	3,907	706
Series 2008-50, Class KB, 6.00%, 6/20/2038	603	697
Series 2008-55, Class SA, IF, IO, 6.10%, 6/20/2038 (i)	277	45
Series 2008-69, Class QD, 5.75%, 7/20/2038	701	750
Series 2008-60, Class CS, IF, IO, 6.05%, 7/20/2038 (i)	964	121
Series 2012-59, Class WA, 5.58%, 8/20/2038 (i)	1,490	1,719
Series 2008-71, Class SC, IF, IO, 5.90%, 8/20/2038 (i)	345	48
Series 2008-76, Class US, IF, IO, 5.80%, 9/20/2038 (i)	1,190	198
Series 2008-81, Class S, IF, IO, 6.10%, 9/20/2038 (i)	2,465	236
Series 2009-25, Class SE, IF, IO, 7.50%, 9/20/2038 (i)	515	83
Series 2011-97, Class WA, 6.10%, 11/20/2038 (i)	975	1,145
Series 2008-93, Class AS, IF, IO, 5.60%, 12/20/2038 (i)	1,285	166
Series 2011-163, Class WA, 5.88%, 12/20/2038 (i)	3,475	4,058
Series 2008-96, Class SL, IF, IO, 5.90%, 12/20/2038 (i)	706	65
Series 2009-65, Class IQ, IO, 6.00%, 12/20/2038	141	5
Series 2008-95, Class DS, IF, IO, 7.20%, 12/20/2038 (i)	2,186	338
Series 2014-6, Class W, 5.39%, 1/20/2039 (i)	2,528	2,905
Series 2009-6, Class SA, IF, IO, 6.00%, 2/16/2039 (i)	525	52
Series 2009-11, Class SC, IF, IO, 6.05%, 2/16/2039 (i)	781	70
Series 2009-10, Class SA, IF, IO, 5.85%, 2/20/2039 (i)	969	139
Series 2009-6, Class SH, IF, IO, 5.94%, 2/20/2039 (i)	592	88
Series 2009-31, Class TS, IF, IO, 6.20%, 3/20/2039 (i)	799	60
Series 2009-14, Class KI, IO, 6.50%, 3/20/2039	327	59
Series 2009-14, Class NI, IO, 6.50%, 3/20/2039	727	164
Series 2009-22, Class SA, IF, IO, 6.17%, 4/20/2039 (i)	1,697	271
Series 2009-35, Class ZB, 5.50%, 5/16/2039	13,785	15,603
Series 2009-33, Class CI, IO, 5.50%, 5/20/2039	205	28
Series 2009-33, Class TI, IO, 6.00%, 5/20/2039	283	52
Series 2009-43, Class SA, IF, IO, 5.85%, 6/20/2039 (i)	935	124
Series 2009-42, Class SC, IF, IO, 5.98%, 6/20/2039 (i)	1,307	193
Series 2009-64, Class SN, IF, IO, 6.00%, 7/16/2039 (i)	1,457	195
Series 2009-72, Class SM, IF, IO, 6.15%, 8/16/2039 (i)	1,451	220
Series 2009-104, Class AB, 7.00%, 8/16/2039	576	623
Series 2009-75, Class MN, 5.50%, 9/20/2039	2,753	3,263
Series 2009-81, Class SB, IF, IO, 5.99%, 9/20/2039 (i)	2,452	479
Series 2009-106, Class AS, IF, IO, 6.30%, 11/16/2039 (i)	1,943	355
Series 2013-147, Class BE, 4.00%, 12/20/2039	3,874	4,332
Series 2015-91, Class W, 5.24%, 5/20/2040 (i)	2,602	3,007
Series 2013-75, Class WA, 5.14%, 6/20/2040 (i)	783	895
Series 2011-137, Class WA, 5.58%, 7/20/2040 (i)	1,464	1,718
Series 2010-130, Class CP, 7.00%, 10/16/2040	2,592	3,105
Series 2010-157, Class OP, PO, 12/20/2040	3,000	2,821
Series 2011-75, Class SM, IF, IO, 6.50%, 5/20/2041 (i)	1,782	249
Series 2013-26, Class AK, 4.71%, 9/20/2041 (i)	2,013	2,293
Series 2014-188, Class W, 4.60%, 10/20/2041 (i)	1,969	2,199
Series 2012-141, Class WA, 4.53%, 11/16/2041 (i)	2,212	2,478
Series 2011-157, Class UY, 3.00%, 12/20/2041	1,500	1,604
Series 2012-141, Class WC, 3.67%, 1/20/2042 (i)	1,953	2,142
Series 2012-141, Class WB, 3.98%, 9/16/2042 (i)	1,241	1,388
Series 2014-41, Class W, 4.68%, 10/20/2042 (i)	2,167	2,445
Series 2013-54, Class WA, 4.84%, 11/20/2042 (i)	1,287	1,467
Series 2013-91, Class WA, 4.48%, 4/20/2043 (i)	1,515	1,680
Series 2019-78, Class SW, IF, IO, 6.00%, 6/20/2049 (i)	23,703	3,868
Series 2020-134, Class ST, IF, IO, 3.60%, 9/20/2050 (i)	58,697	6,618
Series 2012-H24, Class FA, 0.56%, 3/20/2060 (i)	164	165

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2012-H24, Class FG, 0.54%, 4/20/2060 (i)	75	75
Series 2013-H03, Class FA, 0.41%, 8/20/2060 (i)	7	7
Series 2011-H05, Class FB, 0.61%, 12/20/2060 (i)	1,471	1,479
Series 2011-H06, Class FA, 0.56%, 2/20/2061 (i)	1,836	1,843
Series 2012-H21, Class CF, 0.81%, 5/20/2061 (i)	114	115
Series 2011-H19, Class FA, 0.58%, 8/20/2061 (i)	1,933	1,941
Series 2012-H26, Class JA, 0.66%, 10/20/2061 (i)	20	20
Series 2012-H10, Class FA, 0.66%, 12/20/2061 (i)	17,333	17,423
Series 2012-H08, Class FB, 0.71%, 3/20/2062 (i)	4,786	4,814
Series 2013-H07, Class MA, 0.66%, 4/20/2062 (i)	9	9
Series 2012-H08, Class FS, 0.81%, 4/20/2062 (i)	5,125	5,188
Series 2012-H15, Class FA, 0.56%, 5/20/2062 (i)	1	1
Series 2012-H26, Class MA, 0.66%, 7/20/2062 (i)	42	42
Series 2012-H18, Class NA, 0.63%, 8/20/2062 (i)	1,108	1,114
Series 2012-H28, Class FA, 0.69%, 9/20/2062 (i)	129	130
Series 2012-H29, Class FA, 0.62%, 10/20/2062 (i)	12,318	12,372
Series 2012-H24, Class FE, 0.71%, 10/20/2062 (i)	84	85
Series 2013-H02, Class HF, 0.41%, 11/20/2062 (i)	38	39
Series 2013-H01, Class JA, 0.43%, 1/20/2063 (i)	6,622	6,628
Series 2013-H01, Class FA, 1.65%, 1/20/2063	877	880
Series 2013-H04, Class SA, 0.53%, 2/20/2063 (i)	1,471	1,478
Series 2013-H08, Class FC, 0.56%, 2/20/2063 (i)	3,223	3,235
Series 2013-H07, Class HA, 0.52%, 3/20/2063 (i)	5,445	5,461
Series 2013-H09, Class HA, 1.65%, 4/20/2063	423	426
Series 2013-H14, Class FG, 0.58%, 5/20/2063 (i)	1,447	1,452
Series 2013-H14, Class FC, 0.58%, 6/20/2063 (i)	1,438	1,444
Series 2014-H01, Class FD, 0.76%, 1/20/2064 (i)	13,810	13,916
Series 2014-H05, Class FA, 0.80%, 2/20/2064 (i)	9,740	9,875
Series 2014-H06, Class HB, 0.76%, 3/20/2064 (i)	2,474	2,494
Series 2014-H09, Class TA, 0.71%, 4/20/2064 (i)	9,870	9,934
Series 2014-H10, Class TA, 0.71%, 4/20/2064 (i)	14,691	14,852
Series 2014-H11, Class VA, 0.61%, 6/20/2064 (i)	17,167	17,301
Series 2014-H15, Class FA, 0.61%, 7/20/2064 (i)	16,343	16,468
Series 2014-H17, Class FC, 0.61%, 7/20/2064 (i)	11,354	11,383
Series 2014-H19, Class FE, 0.58%, 9/20/2064 (i)	16,019	16,114
Series 2014-H20, Class LF, 0.71%, 10/20/2064 (i)	7,247	7,330
Series 2015-H02, Class FB, 0.61%, 12/20/2064 (i)	6,353	6,386
Series 2015-H03, Class FA, 0.61%, 12/20/2064 (i)	5,869	5,896
Series 2015-H07, Class ES, 0.58%, 2/20/2065 (i)	8,993	9,014
Series 2015-H05, Class FC, 0.59%, 2/20/2065 (i)	27,328	27,269
Series 2015-H06, Class FA, 0.59%, 2/20/2065 (i)	13,490	13,566
Series 2015-H08, Class FC, 0.59%, 3/20/2065 (i)	37,858	38,100
Series 2015-H10, Class FC, 0.59%, 4/20/2065 (i)	32,631	32,853
Series 2015-H12, Class FA, 0.59%, 5/20/2065 (i)	19,641	19,766
Series 2015-H15, Class FD, 0.55%, 6/20/2065 (i)	9,161	9,212
Series 2015-H15, Class FJ, 0.55%, 6/20/2065 (i)	13,912	13,986
Series 2015-H18, Class FA, 0.56%, 6/20/2065 (i)	10,899	10,945
Series 2015-H16, Class FL, 0.55%, 7/20/2065 (i)	21,169	21,286
Series 2015-H16, Class FG, 0.55%, 7/20/2065 (i)	15,271	15,353
Series 2015-H20, Class FA, 0.58%, 8/20/2065 (i)	13,572	13,660
Series 2015-H26, Class FG, 0.63%, 10/20/2065 (i)	4,080	4,094
Series 2015-H32, Class FH, 0.77%, 12/20/2065 (i)	9,252	9,372
Series 2016-H07, Class FA, 0.86%, 3/20/2066 (i)	39,892	40,524
Series 2016-H07, Class FB, 0.86%, 3/20/2066 (i)	10,065	10,225
Series 2016-H11, Class FD, 0.68%, 5/20/2066 (i)	20,317	20,345
Series 2016-H26, Class FC, 1.11%, 12/20/2066 (i)	13,961	14,312
Series 2017-H08, Class XI, IO, 2.18%, 3/20/2067 (i)	65,446	6,244
Series 2017-H14, Class XI, IO, 1.78%, 6/20/2067 (i)	50,139	3,801

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2018-H09, Class FE, 0.90%, 6/20/2068 (i)	3,785	3,743
Series 2019-H20, Class ID, IO, 1.25%, 12/20/2069 (i)	29,735	2,626
Series 2020-H02, Class MI, IO, 1.20%, 1/20/2070 (i)	68,408	3,997
Series 2020-H05, IO, 1.02%, 3/20/2070 (i)	60,820	4,525
Series 2020-H09, IO, 1.17%, 5/20/2070 (i)	68,318	4,851
Series 2020-H09, Class CI, IO, 1.45%, 5/20/2070 (i)	62,770	5,307
Series 2020-H09, Class IC, IO, 1.78%, 5/20/2070 (i)	69,690	5,567
Series 2020-H11, IO, 1.62%, 6/20/2070 (i)	39,987	3,023
Series 2020-H12, Class IJ, IO, 1.59%, 7/20/2070 (i)	53,448	4,752
Series 2020-H12, Class HI, IO, 2.08%, 7/20/2070 (i)	45,013	5,138
Series 2020-H15, IO, 1.59%, 8/20/2070 (i)	69,722	6,442
Goodgreen Trust Series 2017-R1, 5.00%, 10/20/2051 ‡	27,063	26,927
GSMPS Mortgage Loan Trust
Series 2004-4, Class 1AF, 0.49%, 6/25/2034 (a) (i)	396	357
Series 2005-RP2, Class 1AF, 0.44%, 3/25/2035 (a) (i)	687	639
Series 2005-RP3, Class 1AF, 0.44%, 9/25/2035 (a) (i)	4,528	3,865
Series 2005-RP3, Class 1AS, IO, 4.25%, 9/25/2035 ‡ (a) (i)	3,342	387
GSR Mortgage Loan Trust
Series 2003-3F, Class 4A3, 5.75%, 4/25/2033	61	63
Series 2004-6F, Class 2A4, 5.50%, 5/25/2034	362	377
Series 2004-6F, Class 3A4, 6.50%, 5/25/2034	243	264
Series 2004-13F, Class 3A3, 6.00%, 11/25/2034	346	360
Series 2005-5F, Class 8A3, 0.59%, 6/25/2035 (i)	126	122
Series 2005-AR6, Class 3A1, 2.75%, 9/25/2035 (i)	37	37
Series 2005-7F, Class 3A9, 6.00%, 9/25/2035	588	614
Series 2006-1F, Class 1A3, 5.50%, 2/25/2036	220	337
Series 2006-1F, Class 2A4, 6.00%, 2/25/2036	2,061	1,478
Headlands Residential LLC
Series 2019-RPL1, Class NOTE, 3.97%, 6/25/2024 (a) (g)	38,990	39,156
Series 2018-RPL1, Class A, 3.88%, 8/25/2024 (a) (g)	18,838	18,980
Series 2017-RPL1, Class A, 3.88%, 11/25/2024 (a) (g)	38,825	39,143
Homeward Opportunities Fund Trust Series 2020-BPL1, Class A1, 3.23%, 8/25/2025 (a) (g)	30,000	30,372
Impac CMB Trust Series 2005-4, Class 2A1, 0.69%, 5/25/2035 (i)	728	728
Impac Secured Assets CMN Owner Trust Series 2003-2, Class A1, 5.50%, 8/25/2033	449	442
Impac Secured Assets Trust Series 2006-1, Class 2A1, 0.79%, 5/25/2036 (i)	601	600
JPMorgan Mortgage Trust
Series 2006-A2, Class 5A3, 2.52%, 11/25/2033 (i)	1,342	1,357
Series 2004-A3, Class 4A1, 2.67%, 7/25/2034 (i)	31	32
Series 2006-A2, Class 4A1, 2.74%, 8/25/2034 (i)	2,523	2,645
Series 2006-A3, Class 6A1, 2.91%, 8/25/2034 (i)	390	392
Series 2004-A4, Class 1A1, 2.89%, 9/25/2034 (i)	120	118
Series 2004-S1, Class 1A7, 5.00%, 9/25/2034	36	38
Series 2005-A1, Class 3A4, 2.70%, 2/25/2035 (i)	447	442
Series 2007-A1, Class 5A1, 2.58%, 7/25/2035 (i)	312	319
Series 2007-A1, Class 5A2, 2.58%, 7/25/2035 (i)	125	128
Legacy Mortgage Asset Trust
Series 2020-GS1, Class A1, 2.88%, 10/25/2059 (a) (g)	8,895	8,978
Series 2020-GS5, Class A1, 3.25%, 6/25/2060 (a)	12,386	12,635
Series 2021-GS1, Class A1, 1.89%, 10/25/2066 (a) (g)	25,061	25,135
Lehman Mortgage Trust
Series 2006-2, Class 1A1, 5.95%, 4/25/2036 (i)	375	315
Series 2007-6, Class 1A8, 6.00%, 7/25/2037	139	139
Series 2008-2, Class 1A6, 6.00%, 3/25/2038	2,232	1,198
LHOME Mortgage Trust
Series 2019-RTL2, Class A1, 3.84%, 3/25/2024 (a)	27,015	27,175
Series 2020-RTL1, Class A1, 3.23%, 10/25/2024 (a)	18,550	18,667
MASTR Adjustable Rate Mortgages Trust
Series 2004-13, Class 2A1, 2.70%, 4/21/2034 (i)	684	686
Series 2004-3, Class 4A2, 2.25%, 4/25/2034 (i)	167	168
Series 2004-15, Class 3A1, 2.62%, 12/25/2034 (i)	78	76

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
MASTR Alternative Loan Trust
Series 2004-10, Class 1A1, 4.50%, 9/25/2019	7		7
Series 2004-8, Class 6A1, 5.50%, 9/25/2019	3		3
Series 2003-9, Class 2A1, 6.00%, 12/25/2033	206		214
Series 2003-9, Class 8A1, 6.00%, 1/25/2034	135		140
Series 2004-3, Class 3A1, 6.00%, 4/25/2034	1,351		1,368
Series 2004-3, Class 2A1, 6.25%, 4/25/2034	282		285
Series 2004-6, Class 30, PO, 7/25/2034 ‡	206		174
Series 2004-6, Class 7A1, 6.00%, 7/25/2034	141		147
Series 2004-7, Class 30, PO, 8/25/2034 ‡	124		105
Series 2005-6, Class 3A1, 5.50%, 12/25/2035	118		113
MASTR Asset Securitization Trust
Series 2004-6, Class 15, PO, 7/25/2019 ‡	—	(j)	—	(j)
Series 2003-12, Class 30, PO, 12/25/2033 ‡	15		14
Series 2003-12, Class 6A1, 5.00%, 12/25/2033	70		71
Series 2004-4, Class 1A6, 5.25%, 12/26/2033	243		251
Series 2004-P7, Class A6, 5.50%, 12/27/2033 (a)	96		95
Series 2004-1, Class 30, PO, 2/25/2034 ‡	12		10
MASTR Reperforming Loan Trust
Series 2005-2, Class 1A1F, 0.44%, 5/25/2035 (a) (i)	6,515		3,536
Series 2006-2, Class 1A1, 4.27%, 5/25/2036 (a) (i)	750		688
MASTR Resecuritization Trust Series 2005-PO, Class 3, PO, 5/28/2035 ‡ (a)	136		114
Merrill Lynch Mortgage Investors Trust
Series 2003-E, Class A1, 0.71%, 10/25/2028 (i)	432		437
Series 2003-F, Class A1, 0.73%, 10/25/2028 (i)	806		810
Series 2004-A, Class A1, 0.55%, 4/25/2029 (i)	175		174
Series 2004-C, Class A2, 0.86%, 7/25/2029 (i)	319		317
Series 2003-A5, Class 2A6, 2.20%, 8/25/2033 (i)	173		174
Series 2004-A4, Class A2, 2.76%, 8/25/2034 (i)	396		410
Series 2004-1, Class 2A1, 2.12%, 12/25/2034 (i)	454		462
Series 2005-A2, Class A1, 2.80%, 2/25/2035 (i)	711		717
Merrill Lynch Mortgage-Backed Securities Trust Series 2007-3, Class 1A3, 1.31%, 6/25/2037 (i)	487		465
Morgan Stanley Mortgage Loan Trust
Series 2004-9, Class 4A, 3.24%, 10/25/2019 (i)	67		67
Series 2004-3, Class 4A, 5.64%, 4/25/2034 (i)	1,074		1,142
MRA Issuance Trust
Series 2021-EBO5, Class A1Y, 0.00%, 2/16/2022 (a) (i)	28,700		28,700
Series 2021-EBO5, Class A1X, 1.84%, 2/16/2022 (a) (i)	82,300		82,300
Series 2021-EBO2, Class A, 0.00%, 12/31/2049 (a) (i)	102,200		102,200
MRFC Mortgage Pass-Through Trust
Series 2000-TBC2, Class A1, 0.58%, 6/15/2030 (i)	1,052		1,056
Series 2000-TBC3, Class A1, 0.54%, 12/15/2030 (i)	261		256
NACC Reperforming Loan REMIC Trust Series 2004-R2, Class A1, 6.50%, 10/25/2034 (a) (i)	376		372
New Residential Mortgage Loan Trust
Series 2020-RPL2, Class A1, 3.58%, 8/25/2025 (a) (i)	18,515		18,876
Series 2020-NPL2, Class A1, 3.23%, 8/25/2060 (a) (g)	14,760		14,885
Nomura Asset Acceptance Corp. Alternative Loan Trust
Series 2003-A1, Class A5, 7.00%, 4/25/2033	69		71
Series 2003-A1, Class A1, 5.50%, 5/25/2033	20		21
Series 2003-A1, Class A2, 6.00%, 5/25/2033	78		78
P -stla 7.25%, 10/11/2026 ‡	40,900		40,900
Pretium Mortgage Credit Partners I LLC Series 2021-NPL1, Class A1, 2.24%, 9/27/2060 (a) (g)	70,758		70,838
Prime Mortgage Trust Series 2004-CL1, Class 1A1, 6.00%, 2/25/2034	396		402
Progress Residential Trust 6.38%, 10/20/2025 ‡	45,000		44,550
PRPM LLC
Series 2020-2, Class A1, 3.67%, 8/25/2025 (a) (g)	20,679		20,840
Series 2020-5, Class A1, 3.10%, 11/25/2025 (a) (g)	38,367		38,683
Series 2021-1, Class A1, 2.12%, 1/25/2026 (a) (i)	57,748		57,930
RALI Trust
Series 2002-QS16, Class A3, IF, 16.43%, 10/25/2017 (i)	1		1
Series 2003-QS9, Class A3, IF, IO, 7.46%, 5/25/2018 ‡ (i)	6		—	(j)

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Series 2003-QS12, Class A5, IO, 5.00%, 6/25/2018 ‡	—	(j)	—
Series 2003-QS12, Class A2A, IF, IO, 7.51%, 6/25/2018 ‡(i)	—	(j)	—	(j)
Series 2003-QS14, Class A1, 5.00%, 7/25/2018	8		7
Series 2005-QA6, Class A32, 3.60%, 5/25/2035 (i)	749		509
Series 2007-QS1, Class 1A1, 6.00%, 1/25/2037	104		101
RBSSP Resecuritization Trust
Series 2009-12, Class 1A1, 5.21%, 11/25/2033 (a) (i)	261		260
Series 2009-1, Class 1A1, 6.50%, 2/26/2036 (a) (i)	390		395
RCO V Mortgage LLC Series 2020-1, Class A1, 3.10%, 9/25/2025 (a) (g)	13,387		13,500
Reperforming Loan REMIC Trust Series 2005-R1, Class 2A, PO, 3/25/2035 ‡ (a)	49		34
Repo Buyer 8.32%, 5/14/2022 ‡	20,502		20,502
Residential Asset Securitization Trust
Series 2003-A8, Class A5, 4.25%, 10/25/2018	12		12
Series 2005-A2, Class A4, IF, IO, 4.96%, 3/25/2035 ‡ (i)	4,768		840
Series 2006-A4, Class 2A5, 6.00%, 5/25/2036	388		389
RFMSI Trust Series 2005-SA4, Class 1A1, 2.92%, 9/25/2035 (i)	158		142
RMIP 5.60%, 8/25/2021 ‡	24,643		24,217
SART
4.75%, 7/15/2024	26,008		26,138
3.25%, 10/15/2024 ‡	5,625		5,552
4.76%, 6/15/2025	31,366		31,524
SART CRR
Series 4, 2.51%, 10/15/2024 ‡	12,570		12,404
2.75%, 4/15/2026 ‡	8,780		8,671
4.25%, 7/15/2027 ‡	12,840		12,670
Seasoned Credit Risk Transfer Trust
Series 2018-4, Class MA, 3.50%, 3/25/2058	19,558		20,977
Series 2018-4, Class MZ, 3.50%, 3/25/2058 ‡	13,134		14,840
Series 2019-1, Class MT, 3.50%, 7/25/2058 ‡	53,083		58,048
Series 2019-1, Class M55D, 4.00%, 7/25/2058	33,545		37,009
Series 2019-3, Class MB, 3.50%, 10/25/2058 ‡	26,449		29,642
Series 2020-1, Class M55G, 3.00%, 8/25/2059	49,056		52,156
Series 2020-3, Class MT, 2.00%, 5/25/2060 ‡	67,307		68,131
Seasoned Loans Structured Transaction Series 2018-1, Class A1, 3.50%, 6/25/2028	13,145		13,735
Sequoia Mortgage Trust
Series 2004-8, Class A1, 0.80%, 9/20/2034 (i)	573		568
Series 2004-8, Class A2, 0.94%, 9/20/2034 (i)	776		789
Series 2004-10, Class A1A, 0.72%, 11/20/2034 (i)	271		268
Series 2004-11, Class A1, 0.70%, 12/20/2034 (i)	752		770
Series 2004-12, Class A3, 0.58%, 1/20/2035 (i)	669		648
Structured Asset Mortgage Investments II Trust
Series 2004-AR5, Class 1A1, 0.76%, 10/19/2034 (i)	793		779
Series 2005-AR5, Class A3, 0.60%, 7/19/2035 (i)	2,534		2,567
Structured Asset Securities Corp.
Series 2003-37A, Class 2A, 2.24%, 12/25/2033 (i)	884		886
Series 2004-4XS, Class 1A5, 5.49%, 2/25/2034 (g)	1,245		1,268
Series 2005-RF3, Class 1A, 0.44%, 6/25/2035 (a) (i)	515		460
Structured Asset Securities Corp. Mortgage Pass-Through Certificates Series 2003-34A, Class 3A3, 2.76%, 11/25/2033 (i)	148		150
Thornburg Mortgage Securities Trust
Series 2003-4, Class A1, 0.73%, 9/25/2043 (i)	1,623		1,653
Series 2004-4, Class 3A, 1.94%, 12/25/2044 (i)	1,046		1,044
Towd Point Mortgage Trust
Series 2021-R1, Class A1, 2.92%, 11/30/2060 (a) (i)	105,000		107,159
Series 2021-R1, Class A2C, 3.31%, 11/30/2060 (a)	10,000		10,137
VCAT LLC Series 2021-NPL2, Class A1, 2.12%, 3/27/2051 (a) (g)	39,582		39,605
Vendee Mortgage Trust
Series 1993-1, Class ZB, 7.25%, 2/15/2023	481		502
Series 1994-1, Class 1, 5.15%, 2/15/2024 (i)	205		215
Series 1994-1, Class 2ZB, 6.50%, 2/15/2024	615		653
Series 1996-1, Class 1Z, 6.75%, 2/15/2026	514		577
Series 1996-2, Class 1Z, 6.75%, 6/15/2026	229		256
Series 1997-1, Class 2Z, 7.50%, 2/15/2027	793		895
Series 1998-1, Class 2E, 7.00%, 3/15/2028	524		584
vMobo, Inc. 7.50%, 5/31/2024	40,000		40,000

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
VOLT C LLC Series 2021-NPL9, Class A1, 1.99%, 5/25/2051 (a) (g)	15,208	15,220
VOLT XCII LLC Series 2021-NPL1, Class A1, 1.89%, 2/27/2051 (a) (g)	28,379	28,403
VOLT XCIV LLC Series 2021-NPL3, Class A1, 2.24%, 2/27/2051 (a) (g)	62,978	63,087
VOLT XCIX LLC Series 2021-NPL8, Class A1, 2.12%, 4/25/2051 (a) (g)	44,064	44,105
VOLT XCVI LLC Series 2021-NPL5, Class A1, 2.12%, 3/27/2051 (a) (g)	81,601	81,603
VOLT XCVII LLC Series 2021-NPL6, Class A1, 2.24%, 4/25/2051 (a) (g)	60,687	60,735
VOLT XCVIII LLC Series 2021-NPL7, Class A1, 2.12%, 4/25/2051 (a) (g)	39,029	39,065
WaMu Mortgage Pass-Through Certificates
Series 2003-S4, Class 2A10, IF, 17.21%, 6/25/2033 (i)	115	138
Series 2004-RS2, Class A4, 5.00%, 11/25/2033	236	242
WaMu Mortgage Pass-Through Certificates Trust
Series 2003-S1, Class A5, 5.50%, 4/25/2033	373	383
Series 2003-AR7, Class A7, 2.69%, 8/25/2033 (i)	371	379
Series 2003-AR9, Class 1A6, 2.74%, 9/25/2033 (i)	2,093	2,130
Series 2003-AR9, Class 2A, 2.79%, 9/25/2033 (i)	357	355
Series 2003-S9, Class P, PO, 10/25/2033 ‡	25	22
Series 2003-AR11, Class A6, 2.81%, 10/25/2033 (i)	1,121	1,133
Series 2003-S9, Class A8, 5.25%, 10/25/2033	1,535	1,573
Series 2004-AR3, Class A1, 2.60%, 6/25/2034 (i)	473	487
Series 2004-AR3, Class A2, 2.60%, 6/25/2034 (i)	608	624
Series 2004-S2, Class 2A4, 5.50%, 6/25/2034	1,313	1,345
Series 2004-S3, Class 1A5, 5.00%, 7/25/2034	124	125
Series 2006-AR10, Class 2P, 3.07%, 9/25/2036 ‡ (i)	54	43
Series 2006-AR8, Class 1A2, 3.08%, 8/25/2046 (i)	332	330
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
Series 2005-1, Class CP, PO, 3/25/2035 ‡	63	50
Series 2005-1, Class 1A1, 5.50%, 3/25/2035	546	556
Series 2005-2, Class 2A3, IF, IO, 4.91%, 4/25/2035 ‡ (i)	1,144	162
Series 2005-2, Class 1A4, IF, IO, 4.96%, 4/25/2035 ‡ (i)	4,155	546
Series 2005-4, Class CB7, 5.50%, 6/25/2035	1,456	1,467
Series 2005-4, Class CX, IO, 5.50%, 6/25/2035 ‡	1,463	250
Series 2005-6, Class 2A4, 5.50%, 8/25/2035	233	231
Series 2006-1, Class 3A2, 5.75%, 2/25/2036	117	113
Washington Mutual MSC Mortgage Pass-Through Certificates Trust Series 2003-MS7, Class P, PO, 3/25/2033 ‡	1	1
Wells Fargo Alternative Loan Trust
Series 2003-1, Class A, PO, 9/25/2033 ‡	33	28
Series 2007-PA3, Class 1A2, 5.75%, 7/25/2037	136	136
Wells Fargo Mortgage-Backed Securities Trust Series 2007-7, Class A7, 6.00%, 6/25/2037	90	90

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $3,970,349)		4,040,318

ASSET-BACKED SECURITIES -8.9%
ABFC Trust Series 2005-AQ1, Class A4, 4.60%, 1/25/2034 ‡ (g)	189	189
Academic Loan Funding Trust Series 2013-1A, Class A, 0.89%, 12/26/2044 (a) (i)	2,167	2,159
ACC Trust Series 2019-2, Class A, 2.82%, 2/21/2023 (a)	4,816	4,845
Accelerated Assets LLC Series 2018-1, Class A, 3.87%, 12/2/2033 (a)	9,336	9,765
Air Canada Pass-Through Trust (Canada)
Series 2013-1, Class A, 4.13%, 5/15/2025 (a)	9,166	9,370
Series 2015-1, Class A, 3.60%, 3/15/2027 (a)	4,087	4,136
Series 2017-1, Class AA, 3.30%, 1/15/2030 (a)	7,502	7,571
Series 2017-1, Class A, 3.55%, 1/15/2030 (a)	7,230	7,030
American Airlines Pass-Through Trust
Series 2014-1, Class A, 3.70%, 10/1/2026	273	275
Series 2016-3, Class AA, 3.00%, 10/15/2028	17,288	17,594

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2017-1, Class AA, 3.65%, 2/15/2029	4,226	4,325
Series 2019-1, Class AA, 3.15%, 2/15/2032	11,837	11,904
American Credit Acceptance Receivables Trust
Series 2020-2, Class B, 2.48%, 9/13/2024 (a)	1,125	1,141
Series 2020-2, Class C, 3.88%, 4/13/2026 (a)	2,030	2,135
American Homes 4 Rent
Series 2015-SFR1, Class A, 3.47%, 4/17/2052 (a)	16,199	17,333
Series 2015-SFR1, Class E, 5.64%, 4/17/2052 ‡ (a)	7,420	8,171
American Homes 4 Rent Trust
Series 2014-SFR2, Class A, 3.79%, 10/17/2036 (a)	11,067	11,931
Series 2014-SFR2, Class B, 4.29%, 10/17/2036 ‡ (a)	2,400	2,566
Series 2014-SFR2, Class D, 5.15%, 10/17/2036 ‡ (a)	8,100	8,749
Series 2014-SFR2, Class E, 6.23%, 10/17/2036 (a)	7,300	7,970
Series 2014-SFR3, Class A, 3.68%, 12/17/2036 (a)	8,827	9,493
Series 2014-SFR3, Class C, 4.60%, 12/17/2036 (a)	3,750	4,050
Series 2014-SFR3, Class E, 6.42%, 12/17/2036 ‡ (a)	16,970	18,684
Series 2015-SFR2, Class E, 6.07%, 10/17/2052 ‡ (a)	1,415	1,588
American Tower Trust #1 3.07%, 3/15/2023 (a)	6,220	6,273
AmeriCredit Automobile Receivables Trust
Series 2017-2, Class D, 3.42%, 4/18/2023	13,550	13,777
Series 2017-4, Class C, 2.60%, 9/18/2023	18,842	19,021
AMSR Trust
Series 2020-SFR1, Class E, 3.22%, 4/17/2037 (a)	40,100	41,002
Series 2020-SFR2, Class C, 2.53%, 7/17/2037 ‡ (a)	2,949	3,004
Series 2020-SFR2, Class D, 3.28%, 7/17/2037 ‡ (a)	15,495	16,023
Series 2020-SFR2, Class E1, 4.03%, 7/17/2037 ‡ (a)	12,912	13,541
Series 2020-SFR3, Class E2, 2.76%, 9/17/2037 ‡ (a)	9,600	9,683
Series 2020-SFR4, Class D, 2.01%, 11/17/2037 ‡ (a)	20,000	19,897
Series 2020-SFR4, Class E1, 2.21%, 11/17/2037 ‡ (a)	19,000	18,959
Series 2019-SFR1, Class E, 3.47%, 1/19/2039 ‡ (a)	7,800	7,994
Aqua Finance Trust
Series 2017-A, Class A, 3.72%, 11/15/2035 (a)	7,667	7,885
Series 2019-A, Class A, 3.14%, 7/16/2040 (a)	15,257	15,661
Series 2020-AA, Class B, 2.79%, 7/17/2046 ‡ (a)	2,750	2,833
Arivo Acceptance Auto Loan Receivables Trust Series 2019-1, Class A, 2.99%, 7/15/2024 (a)	10,480	10,602
Avis Budget Rental Car Funding AESOP LLC Series 2020-1A, Class A, 2.33%, 8/20/2026 (a)	24,040	25,251
British Airways Pass-Through Trust (United Kingdom)
Series 2018-1, Class AA, 3.80%, 9/20/2031 (a)	7,525	7,906
Series 2018-1, Class A, 4.13%, 9/20/2031 (a)	12,046	12,197
Series 2019-1, Class AA, 3.30%, 12/15/2032 (a)	9,311	9,457
Business Jet Securities LLC
Series 2019-1, Class A, 4.21%, 7/15/2034 (a)	37,368	38,195
Series 2019-1, Class B, 5.19%, 7/15/2034 ‡ (a)	2,284	2,302
Series 2020-1A, Class A, 2.98%, 11/15/2035 (a)	20,948	21,387
Series 2021-1A, Class A, 2.16%, 4/15/2036 (a)	36,912	37,060
Camillo Issuer LLC
Series 2016-SFR, Class 1-A-1, 5.00%, 12/5/2023 ‡	38,999	40,022
Series 2018-SFR1, Class A, 5.25%, 6/5/2028 ‡ (a)	42,126	43,337
Carnow Auto Receivables Trust Series 2018-1A, Class C, 5.21%, 9/15/2023 (a)	8,696	8,775
Cars Net Lease Mortgage Notes Series 2020-1A, Class A3, 3.10%, 12/15/2050 (a)	12,334	12,719
CARS-DB4 LP
Series 2020-1A, Class A5, 3.48%, 2/15/2050 (a)	5,742	5,989
Series 2020-1A, Class A6, 3.81%, 2/15/2050 (a)	5,991	6,330
Carvana Auto Receivables Trust Series 2019-4A, Class C, 2.72%, 1/15/2025 (a)	11,000	11,317
Chase Funding Trust
Series 2003-4, Class 1A5, 5.92%, 5/25/2033 ‡ (g)	858	885
Series 2003-6, Class 1A7, 5.28%, 11/25/2034 ‡ (g)	1,739	1,833
Series 2003-6, Class 1A5, 5.85%, 11/25/2034 ‡ (g)	1,020	1,073
CIG Auto Receivables Trust Series 2019-1A, Class C, 3.82%, 8/15/2024 (a)	3,000	3,062
Citibank Credit Card Issuance Trust Series 2007-A3, Class A3, 6.15%, 6/15/2039	950	1,306
Continental Airlines Pass-Through Trust Series 2007-1, Class A, 5.98%, 4/19/2022	1,400	1,435

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
COOF Securitization Trust Ltd. Series 2014-1, Class A, IO, 3.04%, 6/25/2040 ‡ (a) (i)	4,294	355
CoreVest American Finance Trust
Series 2019-2, Class B, 3.42%, 6/15/2052 ‡ (a)	5,250	5,614
Series 2019-2, Class C, 3.68%, 6/15/2052 ‡ (a)	5,526	5,873
Series 2019-3, Class A, 2.71%, 10/15/2052 (a)	32,344	33,801
CPS Auto Trust Series 2017-A, Class D, 4.61%, 12/15/2022 (a)	1,163	1,171
Credit Acceptance Auto Loan Trust
Series 2018-3A, Class B, 3.89%, 10/15/2027 (a)	18,903	19,085
Series 2020-1A, Class C, 2.59%, 6/15/2029 (a)	25,115	25,905
Series 2020-3A, Class C, 2.28%, 2/15/2030 (a)	12,000	12,298
Credito Real USA Auto Receivables Trust Series 2021-1A, Class A, 1.35%, 2/16/2027 (a)	18,095	18,106
Crossroads Asset Trust Series 2021-A, Class A2, 0.82%, 3/20/2024 (a)	5,340	5,346
Crown Castle Towers LLC 4.24%, 7/15/2028 (a)	10,000	11,270
Currency Capital Funding Trust
Series 2018-1A, Class A, 4.37%, 3/17/2026 ‡ (a) (i)	70,000	69,970
Series 2018-1A, Class A2, 4.37%, 3/17/2026 ‡ (a) (i)	1,932	1,913
CWABS, Inc. Asset-Backed Certificates
Series 2004-1, Class M1, 0.84%, 3/25/2034 ‡ (i)	95	95
Series 2004-1, Class M2, 0.92%, 3/25/2034 ‡ (i)	50	50
Series 2004-1, Class 3A, 0.65%, 4/25/2034 ‡ (i)	220	203
CWABS, Inc. Asset-Backed Certificates Trust Series 2004-6, Class M1, 0.99%, 10/25/2034 (i)	82	80
Diamond Resorts Owner Trust
Series 2017-1A, Class A, 3.27%, 10/22/2029 (a)	5,227	5,325
Series 2017-1A, Class B, 4.11%, 10/22/2029 ‡ (a)	1,838	1,868
Drive Auto Receivables Trust
Series 2017-1, Class D, 3.84%, 3/15/2023	4,117	4,143
Series 2019-2, Class B, 3.17%, 11/15/2023	976	977
Series 2017-3, Class D, 3.53%, 12/15/2023 (a)	17,281	17,465
Series 2018-3, Class D, 4.30%, 9/16/2024	27,857	28,556
Series 2019-4, Class C, 2.51%, 11/17/2025	16,130	16,393
Series 2019-1, Class D, 4.09%, 6/15/2026	15,350	15,983
Series 2019-2, Class D, 3.69%, 8/17/2026	14,220	14,822
Series 2019-4, Class D, 2.70%, 2/16/2027	12,550	12,962
DT Auto Owner Trust
Series 2019-2A, Class B, 2.99%, 4/17/2023 (a)	5,537	5,552
Series 2018-1A, Class D, 3.81%, 12/15/2023 (a)	6,946	7,000
Series 2018-2A, Class D, 4.15%, 3/15/2024 (a)	15,232	15,518
Series 2019-1A, Class D, 3.87%, 11/15/2024 (a)	9,800	10,131
Series 2020-3A, Class C, 1.47%, 6/15/2026 (a)	6,815	6,912
Elara HGV Timeshare Issuer LLC
Series 2017-A, Class B, 2.96%, 3/25/2030 (a)	3,231	3,320
Series 2017-A, Class C, 3.31%, 3/25/2030 (a)	2,181	2,237
Exeter Automobile Receivables Trust
Series 2017-3A, Class C, 3.68%, 7/17/2023 (a)	6,706	6,813
Series 2019-4A, Class C, 2.44%, 9/16/2024 (a)	33,155	33,649
Series 2019-1A, Class C, 3.82%, 12/16/2024 (a)	4,845	4,894
Series 2019-1A, Class D, 4.13%, 12/16/2024 (a)	7,600	7,880
Series 2019-3A, Class D, 3.11%, 8/15/2025 (a)	18,525	19,163
Series 2020-1A, Class D, 2.73%, 12/15/2025 (a)	22,035	22,707
FHF Trust Series 2021-1A, Class A, 1.27%, 3/15/2027 (a)	15,721	15,733
First Investors Auto Owner Trust Series 2017-1A, Class C, 2.95%, 4/17/2023 (a)	1,086	1,088
FirstKey Homes Trust
Series 2020-SFR1, Class D, 2.24%, 9/17/2025 ‡ (a)	6,450	6,518
Series 2020-SFR1, Class E, 2.79%, 8/17/2037 ‡ (a)	11,250	11,501
Series 2020-SFR2, Class E, 2.67%, 10/19/2037 ‡ (a)	57,000	58,080
Flagship Credit Auto Trust Series 2019-2, Class B, 2.92%, 4/15/2025 (a)	21,324	21,740
FNMA, Grantor Trust Series 2017-T1, Class A, 2.90%, 6/25/2027	86,472	94,278
Foundation Finance Trust
Series 2019-1A, Class A, 3.86%, 11/15/2034 (a)	14,811	15,318
Series 2019-1A, Class C, 5.66%, 11/15/2034 ‡ (a)	18,930	20,983

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2020-1A, Class A, 3.54%, 7/16/2040 (a)	42,500	44,166
Foursight Capital Automobile Receivables Trust Series 2021-1, Class D, 1.32%, 3/15/2027 (a)	900	896
FREED ABS Trust Series 2019-2, Class A, 2.62%, 11/18/2026 (a)	3,070	3,078
GE Capital Mortgage Services, Inc. Trust Series 1999-HE1, Class M, 6.71%, 4/25/2029 ‡ (i)	123	111
Gold Key Resorts LLC Series 2014-A, Class A, 3.22%, 3/17/2031 (a)	924	937
Golden Bear LLC Series 2016-R, Class R, 5.65%, 9/20/2047 ‡ (a)	2,362	2,339
Goodgreen Series 2019-2A, Class A, 2.76%, 4/15/2055 (a)	31,026	31,686
Goodgreen Trust
Series 2016-1A, Class A, 3.23%, 10/15/2052 (a)	13,355	13,945
Series 2017-1A, Class A, 3.74%, 10/15/2052 (a)	3,899	4,140
Series 2017-2A, Class A, 3.26%, 10/15/2053 (a)	18,101	18,981
Harvest SBA Loan Trust Series 2021-1, Class A, 2.09%, 4/25/2048 (a) (i)	8,030	7,904
HERO (Cayman Islands) Series 2018-1ASI, Class A, 4.00%, 9/20/2047 (a)	5,789	5,500
HERO Funding (Cayman Islands)
Series 2017-3A, Class A2, 3.95%, 9/20/2048 (a)	14,630	15,510
Series 2018-1A, Class A2, 4.67%, 9/20/2048 (a)	18,677	20,571
HERO Funding II (Cayman Islands)
Series 2016-3B, Class B, 5.24%, 9/20/2042 ‡ (a)	1,788	1,802
3.75%, 9/21/2044 ‡	6,981	6,537
Series 2016-4B, Class B, 4.99%, 9/20/2047 ‡ (a)	2,473	2,525
HERO Funding Trust (Cayman Islands)
Series 2016-3A, Class A1, 3.08%, 9/20/2042 (a)	5,719	5,914
Series 2016-4A, Class A1, 3.57%, 9/20/2047 (a)	1,656	1,738
Series 2016-4A, Class A2, 4.29%, 9/20/2047 (a)	3,450	3,624
Series 2017-1A, Class A2, 4.46%, 9/20/2047 (a)	11,709	12,355
Hertz Vehicle Financing II LP Series 2018-1A, Class A, 3.29%, 2/25/2024 (a)	2,683	2,692
Hilton Grand Vacations Trust
Series 2017-AA, Class A, 2.66%, 12/26/2028 (a)	1,537	1,576
Series 2020-AA, Class A, 2.74%, 2/25/2039 (a)	12,302	12,813
Home Equity Mortgage Loan Asset-Backed Trust Series 2006-A, Class A3, 0.49%, 3/25/2036 ‡ (i)	90	90
Hyundai Auto Receivables Trust Series 2018-A, Class A3, 2.79%, 7/15/2022	588	589
KGS-Alpha SBA COOF Trust
Series 2012-3, Class A, IO, 1.19%, 9/25/2026 ‡ (a) (i)	537	5
Series 2014-1, Class A, IO, 1.49%, 10/25/2032 ‡ (a) (i)	13,991	471
Series 2012-4, Class A, IO, 0.95%, 9/25/2037 ‡ (a) (i)	31,985	802
Series 2012-2, Class A, IO, 0.98%, 8/25/2038 ‡ (a) (i)	17,093	353
Series 2013-2, Class A, IO, 1.78%, 3/25/2039 ‡ (a) (i)	15,071	603
Series 2012-6, Class A, IO, 0.63%, 5/25/2039 ‡ (a) (i)	15,138	215
Series 2014-2, Class A, IO, 3.45%, 4/25/2040 ‡ (a) (i)	4,078	339
Series 2015-2, Class A, IO, 3.03%, 7/25/2041 ‡ (a) (i)	4,069	466
LendingPoint Asset Securitization Trust
Series 2021-1, Class A, 1.75%, 4/15/2027 (a)	45,722	45,751
Series 2020-REV1, Class B, 4.49%, 10/15/2028 ‡ (a)	32,938	33,594
Lendingpoint SPE Trust
Series 2020-VFN1, Class A1B, 4.35%, 12/15/2026 (a) (i)	24,479	24,495
Series 2020-VFN1, Class A2B1, 4.35%, 12/15/2026 (a) (i)	17,479	17,490
Lendmark Funding Trust
Series 2019-2A, Class A, 2.78%, 4/20/2028 (a)	17,859	18,344
Series 2019-2A, Class B, 3.22%, 4/20/2028 ‡ (a)	6,150	6,308
LFT CRE Ltd. (Cayman Islands) Series 21-FL1, Class C, 2.05%, 6/15/2039 (a) (i) (k)	29,810	29,810
LL ABS Trust Series 2019-1A, Class A, 2.87%, 3/15/2027 (a)	791	793
LMREC LLC Series 2021-CRE4, Class A, 1.16%, 4/22/2037 (a) (i)	34,905	34,905
Long Beach Mortgage Loan Trust
Series 2004-1, Class M1, 0.84%, 2/25/2034 ‡ (i)	1,024	1,022
Series 2004-3, Class M1, 0.95%, 7/25/2034 ‡ (i)	267	264
LP LMS Asset Securitization Trust
Series 2019-1A, Class A, 4.21%, 11/10/2025 (a)	5,416	5,460
Series 2020-1A, Class A, 3.97%, 2/10/2026 (a)	13,881	14,114

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
3.23%, 10/15/2028	78,556	78,585
LV Tower 52 Issuer
Series 2013-1, Class A, 5.75%, 7/15/2019 ‡ (a)	15,743	15,878
Series 2013-1, Class M, 7.75%, 7/15/2019 ‡ (a)	5,859	5,910
Mariner Finance Issuance Trust Series 2019-AA, Class A, 2.96%, 7/20/2032 (a)	33,360	34,275
Mercury Financial Credit Card Master Trust
Series 2021-1A, Class A, 1.54%, 3/20/2026 (a)	38,420	38,561
Series 2021-1A, Class B, 2.33%, 3/20/2026 (a)	8,740	8,766
Mid-State Capital Corp. Trust Series 2006-1, Class M1, 6.08%, 10/15/2040 ‡ (a)	4,852	5,162
Mid-State Capital Trust
Series 2010-1, Class A, 3.50%, 12/15/2045 (a)	624	633
Series 2010-1, Class M, 5.25%, 12/15/2045 ‡ (a)	1,123	1,149
MVW Owner Trust Series 2019-1A, Class A, 2.89%, 11/20/2036 (a)	10,145	10,453
Nationstar HECM Loan Trust Series 2020-1A, Class A1, 1.27%, 9/25/2030 (a) (i)	13,219	13,250
New Century Home Equity Loan Trust Series 2003-5, Class AI6, 4.93%, 11/25/2033 ‡ (g)	1,061	1,089
NMEF Funding LLC
Series 2019-A, Class A, 2.73%, 8/17/2026 (a)	7,445	7,482
Series 2019-A, Class B, 3.06%, 8/17/2026 ‡ (a)	11,000	11,175
NRZ Excess Spread-Collateralized Notes
Series 2020-PLS1, Class A, 3.84%, 12/25/2025 (a)	39,397	39,867
Series 2021-FNT2, Class A, 3.23%, 5/25/2026 (a)	51,800	51,829
Octane Receivables Trust Series 2019-1A, Class A, 3.16%, 9/20/2023 (a)	10,440	10,543
OL SP LLC
Series 2018, Class A, 4.16%, 2/9/2030	2,749	2,867
Series 2018, Class B, 4.61%, 2/9/2030 ‡	859	889
OneMain Direct Auto Receivables Trust Series 2018-1A, Class B, 3.71%, 4/14/2025 (a)	25,537	25,869
Oportun Funding XIII LLC Series 2019-A, Class A, 3.08%, 8/8/2025 (a)	45,920	47,136
Oportun Funding XIV LLC Series 2021-A, Class A, 1.21%, 3/8/2028 (a)	20,285	20,342
Oportun Issuance Trust Series 2021-B, Class A, 1.47%, 5/8/2031 (a)	38,800	39,030
Orange Lake Timeshare Trust Series 2019-A, Class B, 3.36%, 4/9/2038 ‡ (a)	8,902	9,219
Pretium Mortgage Credit Partners I LLC
Series 2020-NPL2, Class A1, 3.72%, 2/27/2060 ‡ (a) (g)	24,418	24,643
Series 2020-NPL3, Class A1, 3.10%, 6/27/2060 ‡ (a) (g)	31,104	31,425
Progress Residential Trust
Series 2020-SFR2, Class A, 2.08%, 6/17/2037 (a)	27,455	28,089
Series 2021-SFR2, Class E1, 2.55%, 4/19/2038 ‡ (a)	16,700	16,874
PRPM LLC Series 2020-1A, Class A1, 2.98%, 2/25/2025 ‡ (a) (g)	12,062	12,120
ReadyCap Lending Small Business Loan Trust Series 2019-2, Class A, 2.75%, 12/27/2044 (a) (i)	18,705	17,868
Regional Management Issuance Trust
Series 2019-1, Class A, 3.05%, 11/15/2028 (a)	21,818	22,129
Series 2020-1, Class A, 2.34%, 10/15/2030 (a)	16,100	16,459
Renaissance Home Equity Loan Trust Series 2007-2, Class AF2, 5.68%, 6/25/2037 ‡ (g)	96	36
Renew (Cayman Islands) Series 2017-1A, Class A, 3.67%, 9/20/2052 (a)	5,008	5,348
RFLF 1 Issuer LLC Series 2018-1A, Class A, 5.25%, 6/12/2022 ‡ (a)	45,000	45,000
Santander Drive Auto Receivables Trust
Series 2018-1, Class D, 3.32%, 3/15/2024	31,605	32,050
Series 2019-2, Class C, 2.90%, 10/15/2024	17,830	18,123
Series 2019-1, Class C, 3.42%, 4/15/2025	12,645	12,763
Securitized Asset-Backed Receivables LLC Trust Series 2006-CB1, Class AF2, 5.74%, 1/25/2036 ‡ (g)	429	433
Sierra Timeshare Receivables Funding LLC Series 2020-2A, Class C, 3.51%, 7/20/2037 ‡ (a)	6,156	6,382
Spirit Airlines Pass-Through Trust Series 2017-1, Class AA, 3.38%, 2/15/2030	3,646	3,660
Spruce ABS Trust Series 2016-E1, Class A, 4.32%, 6/15/2028 (a)	57	57
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
Series 2004-6XS, Class A5A, 6.03%, 3/25/2034 ‡ (g)	393	397

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2004-6XS, Class A5B, 6.05%, 3/25/2034 ‡ (g)	314	318
Structured Asset Securities Corp. Pass-Through Certificates
Series 2002-AL1, Class A2, 3.45%, 2/25/2032 ‡	112	107
Series 2002-AL1, Class A3, 3.45%, 2/25/2032 ‡	339	326
Synchrony Card Funding LLC Series 2019-A2, Class A, 2.34%, 6/15/2025	47,475	48,560
Synchrony Card Issuance Trust Series 2018-A1, Class A, 3.38%, 9/15/2024	34,000	34,316
Towd Point Mortgage Trust Series 2017-FRE2, Class M6, 4.00%, 11/25/2047 ‡ (a) (g)	46,291	46,803
Tricolor Auto Securitization Trust Series 2020-1A, Class A, 4.88%, 11/15/2026 (a)	43,556	43,632
Tricon American Homes Trust
Series 2019-SFR1, Class D, 3.20%, 3/17/2038 ‡ (a)	4,641	4,833
Series 2019-SFR1, Class E, 3.40%, 3/17/2038 ‡ (a)	11,000	11,277
United Airlines Pass-Through Trust
Series 2013-1, Class A, 4.30%, 8/15/2025	929	969
Series 2016-2, Class B, 3.65%, 10/7/2025	11,606	11,505
Series 2016-1, Class B, 3.65%, 1/7/2026	750	744
Series 2018-1, Class B, 4.60%, 3/1/2026	9,502	9,664
Series 2014-1, Class A, 4.00%, 4/11/2026	5,253	5,516
Series 2019-2, Class B, 3.50%, 5/1/2028	10,897	10,693
Series 2016-1, Class AA, 3.10%, 7/7/2028	2,364	2,445
Series 2016-1, Class A, 3.45%, 7/7/2028	11,578	11,937
Series 2016-2, Class AA, 2.88%, 10/7/2028	1,467	1,508
Series 2016-2, Class A, 3.10%, 10/7/2028	10,253	10,363
Series 2018-1, Class AA, 3.50%, 3/1/2030	14,490	15,128
Series 2018-1, Class A, 3.70%, 3/1/2030	2,244	2,285
Series 2019-1, Class AA, 4.15%, 8/25/2031	14,176	15,311
Series 2019-1, Class A, 4.55%, 8/25/2031	12,818	13,666
Series 2019-2, Class AA, 2.70%, 5/1/2032	7,209	7,156
Upstart Pass-Through Trust Series 2021-ST2, Class A, 2.50%, 4/20/2027 (a)	8,303	8,407
US Auto Funding LLC
Series 2019-1A, Class B, 3.99%, 12/15/2022 (a)	1,652	1,666
Series 2018-1A, Class A, 5.50%, 7/15/2023 (a)	4,707	4,762
USASF Receivables LLC Series 2020-1A, Class B, 3.22%, 5/15/2024 (a)	20,000	20,407
VCAT LLC Series 2020-NPL1, Class A1, 3.67%, 8/25/2050 ‡ (a) (g)	4,281	4,327
VOLT XCI LLC Series 2020-NPL7, Class A1, 3.10%, 11/25/2050 ‡ (a) (g)	54,315	54,540
VOLT XCV LLC Series 2021-NPL4, Class A1, 2.24%, 3/27/2051 ‡ (a) (g)	31,405	31,403
Welk Resorts LLC Series 2019-AA, Class C, 3.34%, 6/15/2038 ‡ (a)	7,186	7,387
Westgate Resorts LLC
Series 2017-1A, Class A, 3.05%, 12/20/2030 (a)	2,394	2,393
Series 2020-1A, Class B, 3.96%, 3/20/2034 ‡ (a)	34,173	35,329
World Financial Network Credit Card Master Trust Series 2019-A, Class A, 3.14%, 12/15/2025	34,790	35,521
World Omni Auto Receivables Trust Series 2018-B, Class A3, 2.87%, 7/17/2023	5,675	5,725

TOTAL ASSET-BACKED SECURITIES (Cost $3,082,681)		3,143,978

COMMERCIAL MORTGAGE-BACKED SECURITIES — 6.8%
20 Times Square Trust
Series 2018-20TS, Class D, 3.10%, 5/15/2035 ‡ (a) (i)	21,000	20,758
Series 2018-20TS, Class E, 3.10%, 5/15/2035 ‡ (a) (i)	13,399	12,927
BAMLL Commercial Mortgage Securities Trust
Series 2012-PARK, Class A, 2.96%, 12/10/2030 (a)	7,026	7,269
Series 2014-520M, Class C, 4.21%, 8/15/2046 ‡ (a) (i)	7,700	8,081
BAMLL Re-REMIC Trust
Series 2014-FRR5, Class AK30, PO, 6/27/2045 (a)	3,200	3,091
Series 2016-FR13, Class A, 1.55%, 8/27/2045 (a) (i)	9,619	9,511
Series 2015-FR11, Class AK25, 2.47%, 9/27/2045 (a) (i)	7,484	7,544
Banc of America Commercial Mortgage Trust Series 2006-5, Class XC, IO, 0.72%, 9/10/2047 ‡ (a) (i)	1,004	10

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Bancorp Commercial Mortgage Trust Series 2019-CRE5, Class D, 2.45%, 3/15/2036 ‡ (a) (i)	6,700	6,666
BB-UBS Trust Series 2012-SHOW, Class A, 3.43%, 11/5/2036 (a)	46,923	49,944
Bear Stearns Commercial Mortgage Securities Trust
Series 2006-PW14, Class X1, IO, 0.56%, 12/11/2038 ‡ (a) (i)	2,556	—	(j)
Series 2007-T26, Class X1, IO, 0.01%, 1/12/2045 ‡ (a) (i)	92,164	15
CD Mortgage Trust Series 2006-CD3, Class XS, IO, 0.69%, 10/15/2048 ‡ (a) (i)	14,589	12
Commercial Mortgage Trust
Series 2013-300P, Class A1, 4.35%, 8/10/2030 (a)	4,484	4,769
Series 2018-HOME, Class A, 3.82%, 4/10/2033 (a) (i)	53,745	59,368
Series 2013-SFS, Class A2, 2.99%, 4/12/2035 (a) (i)	6,150	6,300
Series 2020-CBM, Class A2, 2.90%, 2/10/2037 (a)	7,550	7,715
Series 2020-CBM, Class B, 3.10%, 2/10/2037 ‡ (a)	14,250	14,376
Series 2012-CR2, Class XA, IO, 1.62%, 8/15/2045 ‡ (i)	22,480	252
Series 2014-CR19, Class A5, 3.80%, 8/10/2047	13,800	15,032
Series 2015-CR24, Class A5, 3.70%, 8/10/2048	9,250	10,202
Series 2015-CR25, Class A4, 3.76%, 8/10/2048	17,593	19,445
Credit Suisse Commercial Mortgage Trust Series 2007-C2, Class AX, IO, 0.02%, 1/15/2049 ‡ (a) (i)	15,776	—	(j)
CSAIL Commercial Mortgage Trust
Series 2017-CX10, Class UESA, 4.03%, 10/15/2032 (a)	29,490	30,515
Series 2017-CX10, Class UESC, 4.24%, 10/15/2032 ‡ (a) (i)	4,929	4,844
CSMC OA LLC
Series 2014-USA, Class A2, 3.95%, 9/15/2037 (a)	2,600	2,808
Series 2014-USA, Class D, 4.37%, 9/15/2037 ‡ (a)	16,830	16,193
DBWF Mortgage Trust Series 2015-LCM, Class A2, 3.42%, 6/10/2034 (a) (i)	4,000	4,118
FHLMC, Multi-Family Structured Pass-Through Certificates
Series KJ09, Class A2, 2.84%, 9/25/2022	6,928	7,080
Series KS01, Class A2, 2.52%, 1/25/2023	11,351	11,607
Series KSMC, Class A2, 2.62%, 1/25/2023	26,500	27,513
Series K038, Class A2, 3.39%, 3/25/2024	20,914	22,497
Series K731, Class AM, 3.60%, 2/25/2025 (i)	32,000	34,913
Series KPLB, Class A, 2.77%, 5/25/2025	2,314	2,493
Series KLU2, Class A7, 2.23%, 9/25/2025 (i)	21,900	23,044
Series KJ17, Class A2, 2.98%, 11/25/2025	28,847	31,008
Series K052, Class A2, 3.15%, 11/25/2025	23,597	25,850
Series K737, Class AM, 2.10%, 10/25/2026	24,520	25,797
Series K061, Class AM, 3.44%, 11/25/2026 (i)	20,000	22,352
Series K065, Class A2, 3.24%, 4/25/2027	21,719	24,240
Series K065, Class AM, 3.33%, 5/25/2027	11,657	13,039
Series K066, Class A2, 3.12%, 6/25/2027	8,171	9,069
Series K069, Class A2, 3.19%, 9/25/2027 (i)	48,115	53,692
Series K070, Class A2, 3.30%, 11/25/2027 (i)	17,323	19,451
Series K072, Class A2, 3.44%, 12/25/2027	14,689	16,625
Series K072, Class AM, 3.50%, 12/25/2027 (i)	19,000	21,523
Series W5FX, Class AFX, 3.21%, 4/25/2028 (i)	21,769	24,231
Series K081, Class A2, 3.90%, 8/25/2028 (i)	13,531	15,779
Series K082, Class A2, 3.92%, 9/25/2028 (i)	4,701	5,491
Series K082, Class AM, 3.92%, 9/25/2028 (i)	12,035	14,023
Series K087, Class A2, 3.77%, 12/25/2028	4,150	4,820
Series K088, Class A2, 3.69%, 1/25/2029	355	410
Series K115, Class XAM, IO, 1.55%, 7/25/2030 (i)	44,581	5,663
Series K118, Class XAM, IO, 1.17%, 9/25/2030 (i)	21,865	2,168
Series Q013, Class APT2, 1.29%, 5/25/2050 (i)	20,864	20,670
FNMA ACES
Series 2011-M8, Class A2, 2.92%, 8/25/2021	1,076	1,079
Series 2013-M9, Class A2, 2.39%, 1/25/2023 (i)	4,707	4,829
Series 2013-M13, Class A2, 2.55%, 4/25/2023 (i)	1,289	1,334
Series 2014-M2, Class A2, 3.51%, 12/25/2023 (i)	11,739	12,530
Series 2014-M3, Class A2, 3.49%, 1/25/2024 (i)	14,332	15,298

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2014-M9, Class A2, 3.10%, 7/25/2024 (i)	2,918	3,117
Series 2014-M13, Class A2, 3.02%, 8/25/2024 (i)	10,429	11,145
Series 2015-M1, Class A2, 2.53%, 9/25/2024	10,918	11,457
Series 2015-M3, Class A2, 2.72%, 10/25/2024	13,656	14,428
Series 2015-M7, Class A2, 2.59%, 12/25/2024	6,018	6,370
Series 2015-M2, Class A3, 3.02%, 12/25/2024 (i)	9,257	9,928
Series 2015-M8, Class A2, 2.90%, 1/25/2025 (i)	10,000	10,696
Series 2016-M1, Class A2, 2.94%, 1/25/2026 (i)	64,791	70,063
Series 2016-M11, Class A2, 2.37%, 7/25/2026 (i)	96,850	102,254
Series 2017-M3, Class A2, 2.48%, 12/25/2026 (i)	10,891	11,659
Series 2015-M10, Class A2, 3.09%, 4/25/2027 (i)	57,154	62,845
Series 2017-M8, Class A2, 3.06%, 5/25/2027 (i)	33,600	36,983
Series 2017-M12, Class A2, 3.08%, 6/25/2027 (i)	43,276	47,895
Series 2017-M15, Class A2, 2.96%, 9/25/2027 (i)	10,000	10,997
Series 2018-M2, Class A2, 2.90%, 1/25/2028 (i)	22,000	24,180
Series 2018-M4, Class A2, 3.04%, 3/25/2028 (i)	25,707	28,540
Series 2018-M9, Class APT2, 3.12%, 4/25/2028 (i)	95,881	106,470
Series 2018-M8, Class A2, 3.32%, 6/25/2028 (i)	35,260	39,788
Series 2018-M10, Class A2, 3.37%, 7/25/2028 (i)	45,168	50,874
Series 2019-M1, Class A2, 3.55%, 9/25/2028 (i)	34,615	39,762
Series 2020-M38, Class 2A1, 1.59%, 11/25/2028	12,720	12,752
Series 2020-M38, Class X2, IO, 1.99%, 11/25/2028 (i)	54,000	6,761
Series 2019-M7, Class A2, 3.14%, 4/25/2029	41,965	46,654
Series 2017-M5, Class A2, 3.16%, 4/25/2029 (i)	8,018	8,968
Series 2019-M12, Class A2, 2.89%, 6/25/2029 (i)	75,085	82,406
Series 2017-M11, Class A2, 2.98%, 8/25/2029	14,669	16,128
Series 2020-M5, Class A2, 2.21%, 1/25/2030	46,000	48,412
Series 2018-M3, Class A2, 3.09%, 2/25/2030 (i)	17,874	19,991
Series 2020-M50, Class A1, 0.67%, 10/25/2030	35,421	34,805
Series 2020-M50, Class A2, 1.20%, 10/25/2030	12,140	11,995
Series 2020-M50, Class X1, IO, 1.92%, 10/25/2030 (i)	206,784	23,340
Series 2021-M3, Class 1A1, 1.00%, 11/25/2033	36,561	36,242
Series 2021-M3, Class X1, IO, 2.01%, 11/25/2033 (i)	162,685	22,456
Series 2019-M10, Class X, IO, 0.99%, 5/25/2049 (i)	91,472	6,781
FREMF Mortgage Trust
Series 2017-K727, Class B, 3.74%, 7/25/2024 (a) (i)	27,500	29,592
Series 2018-KSL1, Class B, 3.83%, 11/25/2025 (a) (i)	10,011	10,300
Series 2019-KL05, Class BP, 3.96%, 6/25/2029 (a) (i)	5,645	5,832
Series 2015-K44, Class B, 3.68%, 1/25/2048 (a) (i)	769	836
Series 2015-K45, Class B, 3.59%, 4/25/2048 (a) (i)	11,025	11,956
Series 2015-K47, Class B, 3.59%, 6/25/2048 (a) (i)	5,000	5,441
Series 2015-K51, Class B, 3.95%, 10/25/2048 (a) (i)	10,000	11,039
Series 2016-K56, Class B, 3.94%, 6/25/2049 (a) (i)	8,451	9,355
Series 2016-K722, Class B, 3.85%, 7/25/2049 (a) (i)	21,565	22,770
Series 2017-K67, Class B, 3.94%, 9/25/2049 (a) (i)	8,500	9,446
Series 2017-K729, Class B, 3.67%, 11/25/2049 (a) (i)	8,000	8,632
Series 2017-K63, Class B, 3.87%, 2/25/2050 (a) (i)	20,000	22,077
Series 2019-K102, Class B, 3.53%, 12/25/2051 (a) (i)	6,000	6,507
Series 2019-K90, Class B, 4.31%, 2/25/2052 (a) (i)	8,500	9,657
Series 2020-K737, Class B, 3.30%, 1/25/2053 (a) (i)	10,000	10,700
GS Mortgage Securities Trust Series 2006-GG8, Class X, IO, 1.05%, 11/10/2039 ‡ (a) (i)	10,432	21
Independence Plaza Trust Series 2018-INDP, Class A, 3.76%, 7/10/2035 (a)	36,250	38,567
JPMCC Re-REMIC Trust Series 2015-FRR2, Class AK36, 2.15%, 12/27/2046 (a) (i)	14,000	14,074
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2005-CB11, Class X1, IO, 0.16%, 8/12/2037 ‡ (a) (i)	7,551	1
Series 2006-CB15, Class X1, IO, 0.19%, 6/12/2043 ‡ (i)	12,902	5
Series 2007-LD12, Class X, IO, 0.00%, 2/15/2051 ‡ (i)	7,455	—	(j)
Ladder Capital Commercial Mortgage Trust Series 2013-GCP, Class A2, 3.99%, 2/15/2036 (a)	8,924	9,984

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
LB-UBS Commercial Mortgage Trust Series 2007-C2, Class XW, IO, 0.14%, 2/15/2040 ‡ (i)	2,548	—	(j)
MHC Commercial Mortgage Trust Series 2021-MHC, Class E, 2.20%, 4/15/2038 ‡ (a) (i)	15,700	15,714
ML-CFC Commercial Mortgage Trust Series 2006-4, Class XC, IO, 1.18%, 12/12/2049 ‡ (a) (i)	230	—	(j)
Morgan Stanley Capital I Trust
Series 2006-IQ12, Class X1, IO, 0.29%, 12/15/2043 ‡ (a) (i)	1,603	—	(j)
Series 2007-HQ11, Class X, IO, 0.49%, 2/12/2044 ‡ (a) (i)	1,086	—	(j)
Series 2007-IQ13, Class X, IO, 0.45%, 3/15/2044 ‡ (a) (i)	3,672	6
MRCD MARK Mortgage Trust
Series 2019-PARK, Class A, 2.72%, 12/15/2036 (a)	38,560	40,356
Series 2019-PARK, Class E, 2.72%, 12/15/2036 ‡ (a)	81,600	81,506
RBS Commercial Funding, Inc. Trust Series 2013-SMV, Class A, 3.26%, 3/11/2031 (a)	4,450	4,564
SBALR Commercial Mortgage Trust
Series 2020-RR1, Class A3, 2.83%, 2/13/2053 (a)	24,215	24,980
Series RR Trust
Series 2014-1, Class B, PO, 5/25/2047 (a)	8,260	7,622
UBS Commercial Mortgage Trust Series 2012-C1, Class XA, IO, 2.05%, 5/10/2045 (a) (i)	12,266	92
UBS-BAMLL Trust Series 2012-WRM, Class A, 3.66%, 6/10/2030 (a)	15,527	15,649
UBS-Barclays Commercial Mortgage Trust
Series 2013-C6, Class A4, 3.24%, 4/10/2046	2,357	2,452
Series 2012-C2, Class XA, IO, 1.28%, 5/10/2063 ‡ (a) (i)	43,492	445
Series 2012-C2, Class A4, 3.53%, 5/10/2063	9,327	9,532
VNDO Mortgage Trust Series 2012-6AVE, Class A, 3.00%, 11/15/2030 (a)	11,148	11,479
Wachovia Bank Commercial Mortgage Trust Series 2006-C24, Class XC, IO, 0.00%, 3/15/2045 ‡ (a) (i)	2,933	—	(j)
Wells Fargo Commercial Mortgage Trust Series 2015-C30, Class A4, 3.66%, 9/15/2058	8,751	9,641
Wells Fargo Re-REMIC Trust Series 2013-FRR1, Class AK20, PO, 5/27/2045 (a)	8,000	7,892
WFRBS Commercial Mortgage Trust
Series 2013-C11, Class D, 4.24%, 3/15/2045 ‡ (a) (i)	2,500	2,456
Series 2012-C6, Class A4, 3.44%, 4/15/2045	5,844	5,861

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $2,231,069)		2,396,064

FOREIGN GOVERNMENT SECURITIES — 0.5%
Kingdom of Saudi Arabia (Saudi Arabia)
2.25%, 2/2/2033 (a)	10,140	9,706
3.45%, 2/2/2061 (a)	4,399	4,227
Republic of Chile (Chile) 2.55%, 1/27/2032	9,568	9,633
Republic of Colombia (Colombia)
4.00%, 2/26/2024	6,987	7,403
4.50%, 1/28/2026	3,811	4,154
7.38%, 9/18/2037	1,400	1,809
5.63%, 2/26/2044	941	1,037
5.00%, 6/15/2045	3,979	4,100
5.20%, 5/15/2049	10,179	10,795
3.88%, 2/15/2061	5,000	4,276
Republic of Panama (Panama)
3.16%, 1/23/2030	8,850	9,288
4.50%, 4/16/2050	5,100	5,656
Republic of Peru (Peru) 5.63%, 11/18/2050	737	964
Republic of South Africa (South Africa) 5.88%, 9/16/2025	3,502	3,957
United Mexican States (Mexico)
3.60%, 1/30/2025	7,166	7,922
4.13%, 1/21/2026	5,155	5,840
3.75%, 1/11/2028	22,959	25,102
2.66%, 5/24/2031	20,674	20,122
4.75%, 3/8/2044	3,906	4,261
4.60%, 1/23/2046	15,089	16,030
4.35%, 1/15/2047	4,228	4,379
4.60%, 2/10/2048	1,928	2,037
4.50%, 1/31/2050	14,225	14,908
3.77%, 5/24/2061	11,682	10,702
5.75%, 10/12/2110	5,118	5,987

TOTAL FOREIGN GOVERNMENT SECURITIES (Cost $190,550)		194,295

U.S. GOVERNMENT AGENCY SECURITIES — 0.4%
Israel Government AID Bond (Israel)
5.50%, 12/4/2023	7,240	8,183
2.04%, 11/1/2024 (h)	5,000	4,868
5.50%, 9/18/2033	6,771	9,392

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Resolution Funding Corp. STRIPS
DN, 3.16%, 1/15/2030 (h)	30,700	26,340
DN, 2.80%, 4/15/2030 (h)	26,456	22,624
Tennessee Valley Authority
5.88%, 4/1/2036	31,814	46,604
5.50%, 6/15/2038	493	701
4.63%, 9/15/2060	4,157	5,832
4.25%, 9/15/2065	2,604	3,450
Tennessee Valley Authority STRIPS
DN, 4.14%, 11/1/2025 (h)	17,495	16,897
DN, 5.73%, 7/15/2028 (h)	3,119	2,813
DN, 3.78%, 12/15/2028 (h)	3,500	3,121
DN, 5.12%, 6/15/2035 (h)	2,242	1,613

TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $135,936)		152,438

MUNICIPAL BONDS — 0.4% (m)
California — 0.1%
City of Los Angeles Department of Airports, International Airport Subordinate Series 2009C, Rev., 6.58%, 5/15/2039	3,060	4,022
Regents of the University of California Medical Center Pooled Series 2020N, Rev., 3.71%, 5/15/2120	21,120	21,391
State of California, Various Purpose, Build America Bonds GO, 7.30%, 10/1/2039	2,400	3,732

Total California		29,145

New York — 0.1%
New York State Dormitory Authority, State Personal Income Tax, Build America Bonds, General Purpose Series 2010-D, Rev., 5.60%, 3/15/2040	2,240	2,958
Port Authority of New York & New Jersey
Series 164, Rev., 5.65%, 11/1/2040	10,965	15,007
Series 165, Rev., 5.65%, 11/1/2040	3,780	5,174
Series 174, Rev., 4.46%, 10/1/2062	17,925	22,657

Total New York		45,796

Ohio — 0.2%
American Municipal Power, Inc., Meldahl Hydroelectric Project Series 2010B, Rev., 7.50%, 2/15/2050	11,725	19,004
County of Franklin, Hospital Facilities, Nationwide Children’s Hospital Project Rev., 2.88%, 11/1/2050	4,675	4,407
County of Hamilton, Healthcare Facilities, The Christ Hospital Rev., AGM, 3.76%, 6/1/2042	16,870	17,449
Ohio State University (The), General Receipts
Series 2016A, Rev., 4.05%, 12/1/2056	3,478	4,290
Series 2011-A, Rev., 4.80%, 6/1/2111	9,576	12,881
Rev., 5.59%, 12/1/2114	5,822	7,626

Total Ohio		65,657

Pennsylvania — 0.0% (b)
Chester County Health and Education Facilities Authority, Main Line Health System Rev., 3.31%, 6/1/2051	11,130	10,917

TOTAL MUNICIPAL BONDS (Cost $127,523)		151,515

	Shares (000)
SHORT-TERM INVESTMENTS — 6.8%
INVESTMENT COMPANIES — 6.8%
JPMorgan Prime Money Market Fund Class Institutional Shares, 0.05% (n) (o) (Cost $2,411,977)	2,411,267	2,412,473

Total Investments — 103.3% (Cost $35,306,871)		36,639,356

Liabilities in Excess of Other Assets — (3.3)%		(1,180,055)

Net Assets — 100.0%		35,459,301

Percentages indicated are based on net assets.

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Abbreviations

ABS	Asset-Backed Securities
ACES	Alternative Credit Enhancement Securities
AGM	Insured by Assured Guaranty Municipal Corp.
ARM	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of May 31, 2021.
CSMC	Credit Suisse Mortgage Trust
DN	Discount Notes
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
HB	High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.
ICE	Intercontinental Exchange
IF	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of May 31, 2021. The rate may be subject to a cap and floor.
IO	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
LIBOR	London Interbank Offered Rate
PO	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
REMIC	Real Estate Mortgage Investment Conduit
Re-REMIC	Combined Real Estate Mortgage Investment Conduit
Rev.	Revenue
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
TBA	To Be Announced; Security is subject to delayed delivery.
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

(a)	Securities exempt from registration under Rule 144A or section 4 (a)(2), of the Securities Act of 1933, as amended.
(b)	Amount rounds to less than 0.1% of net assets.
(c)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of May 31, 2021.
(d)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(e)	Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of May 31, 2021.
(f)	Security is an interest bearing note with preferred security characteristics.
(g)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of May 31, 2021.
(h)	The rate shown is the effective yield as of May 31, 2021.
(i)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of May 31, 2021.
(j)	Amount rounds to less than one thousand.
(k)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(l)	Defaulted security.
(m)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(n)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(o)	The rate shown is the current yield as of May 31, 2021.
‡	Value determined using significant unobservable inputs.

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

(Dollar values in thousands)

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.

See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at May 31, 2021.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

(Dollar values in thousands)

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$2,297,345	$846,633	$3,143,978
Collateralized Mortgage Obligations	—	3,408,065	632,253	4,040,318
Commercial Mortgage-Backed Securities	—	2,211,776	184,288	2,396,064
Corporate Bonds	—	10,740,826	—	10,740,826
Foreign Government Securities	—	194,295	—	194,295
Mortgage-Backed Securities	—	5,868,152	—	5,868,152
Municipal Bonds	—	151,515	—	151,515
U.S. Government Agency Securities	—	152,438	—	152,438
U.S. Treasury Obligations	—	7,539,297	—	7,539,297
Short-Term Investments
Investment Companies	2,412,473	—	—	2,412,473

Total Investments in Securities	$2,412,473	$32,563,709	$1,663,174	$36,639,356

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:

	Balance as of February 28, 2021	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of May 31, 2021
Investments in Securities:
Asset-Backed Securities	$1,040,691	$—	$(289)	$(261)	$16,699	$(247,557)	$37,350	$—	$846,633
Collateralized Mortgage Obligations	744,973	—	364	(588)	79,855	(169,588)	—	(22,763)	632,253
Commercial Mortgage-Backed Securities	188,346	—	1,181	(226)	15,736	(20,749)	—	—	184,288

Total	$1,974,010	$—	$1,256	$(1,075)	$112,290	$(437,894)	$37,350	$(22,763)	$1,663,174

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

The changes in net unrealized appreciation (depreciation) attributable to securities owned at May 31, 2021, which were valued using significant unobservable inputs (level 3), amounted to $2,888.

There were no significant transfers into or out of level 3 for the period ended May 31, 2021.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed below. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

Quantitative Information about Level 3 Fair Value Measurements #

	Fair Value at May 31, 2021	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$565,672	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 40.00% (9.77%)
			Constant Default Rate	0.00% - 4.92% (7.38%)
			Yield (Discount Rate of Cash Flows)	0.60% - 5.00% (2.53%)
Asset-Backed Securities	565,672

	179,875	Discounted Cash Flow	PSA Prepayment Model
			Constant Prepayment Rate	0.00% - 100.00% (95.38%)
			Constant Default Rate	0.00% - 3.95% (0.11%)
			Yield (Discount Rate of Cash Flows)	1.27% - 22.86% (2.67%)

Collateralized Mortgage Obligations	179,875

	184,288	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 100.00% (0.40%)
			Yield (Discount Rate of Cash Flows)	(1.09)% - 42.44% (3.44%)

Commercial Mortgage-Backed Securities	184,288

Total	$929,835

# The table above does not include certain level 3 investments that are valued by brokers and Pricing Services. At May 31, 2021, the value of these investments was $733,339. The inputs for these investments are not readily available or cannot be reasonably estimated and generally are those inputs described in Note A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.

B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund which is advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund’s distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchase cost amount in the table below.

For the period ended May 31, 2021
Security Description	Value at February 28, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at May 31, 2021	Shares at May 31, 2021	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 0.05%(a)(b)	$2,462,073	$3,497,770	$3,547,370	$(8)	$8	$2,412,473	2,411,267	$433	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2021.